[PICTURE]


                                          Gartmore Millennium Growth Fund

                                          Growth Fund

                                          Nationwide Fund

                                          Bond Fund

                                          Tax-Free Fund

                                          Long-Term U.S. Government Bond Fund

                                          Intermediate U.S. Government Bond Fund

                                          Money-Market Fund

                                          [PICTURE]

                 NATIONWIDE Family of Funds Annual Report 2000


[PICTURE]                                 [PICTURE]



                                          [PICTURE]
[LOGO] NATIONWIDE
       Family of Funds

[PICTURE OF
PAUL J. HONDROS]   Message to Shareholders
                   October 31, 2000
                   Paul J. Hondros
                   President, Chief Executive Officer
                   Villanova Capital


      In our fiscal 1999 report, we made a commitment to Nationwide Family of Funds shareholders to deliver expanded investment capabilities and a more robust product line. Moreover, we raised the bar for our existing portfolios in terms of both performance and adherence to objective and policy. Today, at the close of fiscal 2000, we have made significant progress in meeting that commitment.

- We have added several talented individuals to our investment management team.

- We have enhanced our research capabilities while implementing a rigorous review process to ensure that our funds adhere to their mandates.

- Our focus on performance was evident during the last three months, with our three largest equity funds outpacing their benchmarks despite significant market turbulence.

- And, we have expanded the range of investment solutions we provide to our shareholders.

      At the same time, we have extended our reach globally through our partnership with our new affiliate, London-based Gartmore Investment Management plc, a leading international investment management firm. We are working with our colleagues at Gartmore to provide investors around the world with investment solutions designed to help them meet their financial goals (see below).

      We have achieved these results over a relatively short period by focusing our investments in three key areas: people, product and process.

OUR INVESTMENT IN PEOPLE

      In the U.S., our investment capabilities have been strengthened by several additions to our portfolio management team.

- CURTISS BARROWS, who oversees our U.S. and global high-yield bond programs, joined us from Deutsche Asset Management in January.

- JEFFREY PETHERICK and MARY CHAMPAGNE, formerly of Loomis, Sayles, head up a team of value investment specialists. This group joined us in January.

- CHRISTOPHER BAGGINI left Allied Investment Advisors, Inc., in March to head up our large-cap growth equity programs.

- AARON HARRIS, former lead manager of the Nicholas-Applegate Global Technology Fund, came aboard in April to lead the development of our investment capabilities in the technology sector.

- PANK AGRRAWAL moved from Putnam Investments to Villanova Capital in April to head our quantitative research group.

      In addition, we can draw on the considerable international resources available to us through our affiliation with Gartmore.

      To support our portfolio management team, we have increased our investment in our research area, adding several talented analysts. Our investment team relies heavily on research--rigorous, bottom-up research on companies, industries and countries, augmented by sophisticated quantitative analysis. This value-added research, we believe, allows us to offer competitive, risk-adjusted results for our shareholders.


The Gartmore Advantage

      With more than $80 billion in assets
under management as of October 31, 2000,
Gartmore Investment Management plc, offers
comprehensive investment management services              [PICTURE]
covering the world's major equity, bond, and currency markets. Gartmore ranks as the fifth largest institutional manager and the seventh largest retail manager in the United Kingdom.

      Gartmore was acquired by Nationwide Mutual in May 2000. Since then, Nationwide Family of
Funds and Gartmore Global Partners (the
SEC-registered, wholly owned subsidiary of
Gartmore Investment Management plc) have partnered to provide our shareholders with new global product solutions, including several mutual funds introduced in October.

OUR INVESTMENT IN PRODUCT OFFERINGS AND PROCESS

      The additions to our investment team have enabled us to expand the lineup of investment solutions available through the Nationwide Family of Funds. Today, our shareholders can choose from more than 20 retail mutual funds, representing a broad range of objectives, styles, and strategies, including global technology and concentrated growth, international and emerging markets, and small-cap value.

     In addition to introducing new products, we implemented a process to rigorously review and continually evaluate our existing portfolios to ensure that they are managed in a manner consistent with their objectives, as stated in our prospectuses. And, as we grow our investment capabilities, we want to ensure that the appropriate level of resources is assigned to each of our portfolios. As a result, we made changes in the management of three of our funds.

- In March, CHRIS BAGGINI became manager of the NATIONWIDE GROWTH FUND.

- One month later, AARON HARRIS took the helm of the GARTMORE MILLENNIUM GROWTH FUND (formerly the Nationwide Mid Cap Growth Fund).

- In September, WILLIAM MILLER, our Chief Investment Officer, joined CHARLES BATH as co-manager of the NATIONWIDE FUND, our largest fund. Bill is responsible for the technology and telecommunications portions of the Fund, while Chuck, who has successfully served Nationwide Fund shareholders for more than 15 years, will continue to manage all other sectors of the Fund.

      We will continue to evaluate our portfolios to ensure that our seasoned managers are allowed to focus on their strengths and provide shareholders with competitive results.

THE YEAR IN REVIEW

      Our efforts in the investment and research areas are beginning to show promise. Three of the equity funds included in this report, the Nationwide Fund, the Nationwide Growth Fund and the Gartmore Millennium Growth Fund, outperformed their respective benchmarks during the last three months of the fiscal year. In fact, the Millennium Growth Fund handily beat its benchmark, the unmanaged Russell Midcap Growth Index, for the entire 12-month period ended October 31 (56.20%* versus 38.67%).

      Our bond funds turned in mixed results, due in part to overweightings in corporate bonds, which suffered from earning pressure and signs of economic weakening, and underweightings in Treasuries, the year's top performer.

BUILDING FOR THE FUTURE

      Each of the investments we have made--in people, products, and process--is designed with a single goal in mind: to provide our fund shareholders with competitive returns on a risk-adjusted basis across a broad range of investment solutions.

      We look forward to continuing to help our shareholders meet their financial goals in the months and years ahead.


                                        /s/ Paul J. Hondros

                                        Paul J. Hondros

--------------------------------------------------------------------------------

*Performance does not reflect sales charge and assumes reinvestment of dividends. For more complete information, including net performance and specific risks associated with the fund, please refer to pages 39 to 58.

CONTENTS


 1      Message to Shareholders
 2      Fund Highlights
 6      Gartmore Millennium
        Growth Fund
 8      Growth Fund

10      Nationwide Fund
13      Bond Fund
16      Tax-Free Income Fund

21      Long-Term U.S. Government
        Bond Fund

23      Intermediate U.S.
        Government Bond Fund

25      Money Market Fund
29      Statements of Assets and
        Liabilities

32      Statements of Operations
35      Statements of Changes in
        Net Assets

39      Financial Highlights

47      Notes to Financial
        Statements

59      Independent Auditors' Report

60      Shareholder Meeting

65      Trustees and Officers

NATIONWIDE(R) STOCK FUND HIGHLIGHTS
================================================================================

GARTMORE MILLENNIUM GROWTH FUND
(Formerly the Nationwide Mid Cap Growth Fund)

INVESTMENT STRATEGY

      The Fund seeks long-term capital appreciation by investing primarily in stocks of companies that the manager believes are creating fundamental changes in the economy. The companies tend to be characterized by original or innovative products, services, and/or processes.

PORTFOLIO MANAGER
Aaron Harris






GROWTH FUND

INVESTMENT STRATEGY

      The Fund seeks long-term capital appreciation by investing primarily in common stocks of large capitalization companies. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market.

PORTFOLIO MANAGER
Christopher E. Baggini, CFA






TOP TEN HOLDINGS*
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                      % OF NET ASSETS
==============================================================
Juniper Networks, Inc.                             3.79%
Computer Equipment
--------------------------------------------------------------
Broadvision, Inc.                                  3.54%
Computer Software & Services
--------------------------------------------------------------
Check Point Software Technologies Ltd.             3.13%
Computer Equipment
--------------------------------------------------------------
Sun Microsystems                                   3.09%
Computer Software & Services
--------------------------------------------------------------
Manugistics Group, Inc.                            3.09%
Computer Software & Services
--------------------------------------------------------------
Siebel Systems, Inc.                               3.02%
Computer Software & Services
--------------------------------------------------------------
Nortel Networks Co. ADR                            2.88%
Telecommunications Equipment
--------------------------------------------------------------
Foundry Networks, Inc.                             2.76%
Computer Equipment
--------------------------------------------------------------
Santa Fe International Corp.                       2.68%
Oil & Gas
--------------------------------------------------------------
VERITAS Software Corp.                             2.59%
Computer Software & Services
--------------------------------------------------------------




TOP TEN HOLDINGS*
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                      % OF NET ASSETS
==============================================================
Cisco Systems, Inc.                                5.69%
Computer Software & Services
--------------------------------------------------------------
Pfizer, Inc.                                       4.25%
Drugs
--------------------------------------------------------------
Sun Microsystems                                   3.58%
Computer Software & Services
--------------------------------------------------------------
EMC Corp.                                          3.34%
Computer Equipment
--------------------------------------------------------------
General Electric Co.                               3.27%
Capital Goods
--------------------------------------------------------------
Schering-Plough Corp.                              3.03%
Drugs
--------------------------------------------------------------
Corning, Inc.                                      2.52%
Communication Equipment
--------------------------------------------------------------
Qwest Communications International                 2.48%
Telecommunications
--------------------------------------------------------------
Automatic Data Processing, Inc.                    2.37%
Computer Software & Services
--------------------------------------------------------------
Comcast Corp. Class A                              2.35%
Broadcast Media/Cable Television
--------------------------------------------------------------
*Excludes short-term investments, cash, and cash equivalents.



2   N A T I O N W I D E

NATIONWIDE(R) STOCK AND BOND FUND HIGHLIGHTS                             [PHOTO]
================================================================================

NATIONWIDE FUND

INVESTMENT STRATEGY

      The Fund seeks total return from a flexible combination of current income and capital appreciation. To achieve this objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings.

PORTFOLIO MANAGERS
Charles F. Bath, CFA
William H. Miller







BOND FUND

INVESTMENT STRATEGY

      The Fund seeks a high level of current income and capitalization preservation. It invests primarily in investment-grade securities, focusing on investment-grade corporate bonds, government obligations, mortgage-backed securities and short-term paper.

PORTFOLIO MANAGER
Douglas Kitchen, CFA


TOP TEN HOLDINGS*
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                      % OF NET ASSETS
===============================================================
Pfizer, Inc.                                       3.97%
Drugs
---------------------------------------------------------------
Fannie Mae                                         3.26%
Mortgage/Asset Backed Obligations
---------------------------------------------------------------
Schering-Plough Corp.                              3.04%
Drugs
---------------------------------------------------------------
Exxon Mobil Corp.                                  2.98%
Oil & Gas
---------------------------------------------------------------
Intel Corp.                                        2.70%
Computer Equipment
---------------------------------------------------------------
Quaker Oats Co.                                    2.59%
Food & Related
---------------------------------------------------------------
General Electric Co.                               2.30%
Capital Goods
---------------------------------------------------------------
PepsiCo, Inc.                                      2.12%
Beverages/Soft Drink
---------------------------------------------------------------
Cisco Systems, Inc.                                2.11%
Computer Software & Services
---------------------------------------------------------------
MBNA Corp.                                         2.05%
Financial/Miscellaneous
---------------------------------------------------------------
*Excludes short-term investments, cash, and cash equivalents.



TOP TEN HOLDINGS
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                        % OF NET ASSETS
===============================================================
U.S. Treasury Bond, 5.50%, 8/15/28                   8.29%
---------------------------------------------------------------
U.S. Treasury Bond, 8.125%, 8/15/19                  6.53%
---------------------------------------------------------------
Becton Dickinson & Co., 8.70%, 1/15/25               3.70%
---------------------------------------------------------------
English China Clays Del. Inc., 7.375%, 10/1/02       3.57%
---------------------------------------------------------------
ITT Rayonier, Inc., 7.50%, 10/15/02                  2.67%
---------------------------------------------------------------
Rochester Telephone Corp., 8.77%, 4/16/01            2.64%
---------------------------------------------------------------
Hilton Hotels Corp., 7.375%, 6/1/02                  2.62%
---------------------------------------------------------------
Kimberly Clark Corp., 7.875%, 2/1/23                 2.61%
---------------------------------------------------------------
May Department Stores Co., 8.30%, 7/15/26            2.57%
---------------------------------------------------------------
Waste Management, Inc., 8.75%, 5/1/18                2.47%
---------------------------------------------------------------





                                                         N A T I O N W I D E   3

NATIONWIDE(R) BOND FUND HIGHLIGHTS
================================================================================

TAX-FREE INCOME FUND

INVESTMENT STRATEGY

      The Fund seeks a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital through investing in investment-grade municipal obligations. To achieve its objective, the Fund invests primarily in securities with interest income that is exempt from federal income tax.

PORTFOLIO MANAGER
Alpha L. Benson






LONG-TERM U.S. GOVERNMENT
BOND FUND

INVESTMENT STRATEGY

      The Fund seeks a high level of current income and capital preservation. It invests primarily in securities of the U.S. Government and its agencies. The dollar-weighted average portfolio maturity of the Fund will be more than seven years. The Fund invests primarily in U.S. Government and agency bonds, bills and notes, and may also invest in mortgage-backed securities issued by U.S. Government agencies.

PORTFOLIO MANAGER
Gary R. Hunt, CFA


TOP TEN HOLDINGS BY STATE
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                      % OF NET ASSETS
=============================================================
Texas                                             16.43%
-------------------------------------------------------------
Illinois                                           8.26%
-------------------------------------------------------------
Alabama                                            7.29%
-------------------------------------------------------------
South Carolina                                     6.82%
-------------------------------------------------------------
North Carolina                                     6.27%
-------------------------------------------------------------
Virginia                                           5.87%
-------------------------------------------------------------
Washington                                         5.14%
-------------------------------------------------------------
Indiana                                            3.91%
-------------------------------------------------------------
Michigan                                           3.89%
-------------------------------------------------------------
Pennsylvania                                       3.73%
-------------------------------------------------------------




TOP HOLDINGS BY TYPE
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                      % OF NET ASSETS
=============================================================
U.S. Treasury                                     68.03%
-------------------------------------------------------------
Federal National Mortgage Association             11.73%
-------------------------------------------------------------
Federal Home Loan Bank                             6.55%
-------------------------------------------------------------




4   N A T I O N W I D E

NATIONWIDE(R) BOND AND MONEY MARKET HIGHLIGHTS                           [PHOTO]
================================================================================

INVESTMENT STRATEGY

      The Fund seeks a high level of current income and capital preservation. It invests primarily in securities of the U.S. Government and its agencies. The dollar-weighted average maturity of the Fund will generally be between three and seven years. The Fund invests primarily in U.S. Government and agency bonds, bills and notes, and may also invest in mortgage-backed securities.

PORTFOLIO MANAGER
Gary R. Hunt, CFA





MONEY MARKET FUND

INVESTMENT STRATEGY

      The Fund seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. Government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks if they are denominated in U.S. dollars. The Fund may also invest in floating and adjustable-rate obligations and asset-backed commercial paper. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

PORTFOLIO MANAGER
Patricia A. Mynster


TOP HOLDINGS BY TYPE
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                         % OF NET ASSETS
=================================================================
Federal National Mortgage Association                31.32%
-----------------------------------------------------------------
U.S. Treasury                                        27.98%
-----------------------------------------------------------------
Federal Home Loan Mortgage Corporation               23.57%
-----------------------------------------------------------------
Federal Home Loan Bank                               12.67%
-----------------------------------------------------------------
Federal Farm Credit                                   0.92%
-----------------------------------------------------------------



TOP TEN HOLDINGS BY ISSUER
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                      % OF NET ASSETS
=================================================================
American Express Credit Corp.                      4.06%
-----------------------------------------------------------------
Ford Motor Credit Corp.                            3.99%
-----------------------------------------------------------------
Suntrust Banks, Inc.                               3.66%
-----------------------------------------------------------------
General Motors Acceptance Corp.                    3.66%
-----------------------------------------------------------------
National City Corp.                                3.66%
-----------------------------------------------------------------
Salomon Smith Barney, Inc.                         3.55%
-----------------------------------------------------------------
American General Finance Corp.                     3.39%
-----------------------------------------------------------------
General Electric Capital Corp.                     3.03%
-----------------------------------------------------------------
Merrill Lynch & Co., Inc.                          3.02%
-----------------------------------------------------------------
Hertz Corp.                                        3.00%
-----------------------------------------------------------------




                                                         N A T I O N W I D E   5

NATIONWIDE(R) MUTUAL FUNDS                                               [PHOTO]
================================================================================

GARTMORE MILLENNIUM GROWTH FUND(a)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      For the 12-month period ended October 31, 2000, the Gartmore Millenium Growth Fund returned 56.20%(b) versus 38.67% and 31.65% for the Russell Mid Cap Growth Index, the benchmark index, and S&P MidCap 400.

      I began managing what was then called the Mid Cap Growth Fund on April 15, 2000. On September 1, 2000, the Fund was renamed the Gartmore Millenium Growth Fund to reflect my focus on companies creating fundamental change in the economy through the use of original or innovative products, services or processes.

      Since I took over the Fund, it has substantially outperformed the benchmark. This strong performance was due to solid stock selection in health care and oil services, and better performance in the technology sector.

      The Fund's technology holdings performed better than the S&P 500's tech holdings because of our focus on companies powering the Internet. We did not own personal computer-related and semiconductor companies such as Dell and Intel, which were affected by slowing demand. The Fund also avoided "dot.com" companies with only a promise of future earnings.

      Since April, top performers included Centillium Communications Inc., which provides semiconductor chips for digital subscriber lines (the stock was sold due to concern over slowing semiconductor growth); Siebel Systems, a maker of customer relationship software that allows businesses to coordinate their sales, marketing and customer service efforts; SDL Inc, which makes laser equipment for fiber-optic networks and cable TV (and is to be acquired by JDS Uniphase); Bookham Technology Inc., the silicon-based optical integrated circuit maker that is helping to solve the bandwidth and component constraints in Internet networks; and CIENA Corp., which was driven by a major contract with Korea Telecom.

      Poor performers included Nortel Networks. The company's announcement of third-quarter revenues that were below expectations created selling pressure on its stock as well as other related companies, including Sycamore Networks, whose products transport voice and data over wavelengths of light; Foundry Networks, a maker of Internet switches and routers; and Vitesse Seminconductor Corporation, a high-speed chip maker. We view Nortel's problems as short-term in nature and still see the company as a leading supplier of high-growth network equipment, with a strong management team.

      Lone Star Technologies, a maker of oil field specialty tubing, suffered from a temporary decline in the price of oil. This position should perform well as we enter the winter season with its increased demand for oil.

      Looking forward, the Fund will continue to focus on identifying unexpected earnings growth in all sectors of the market. Currently, we believe the greatest opportunities for growth still reside in the volatile technology sector, as well as in the health care, oil services and production, and Internet infrastructure industries.

PORTFOLIO MANAGER: AARON HARRIS

(a) FORMERLY THE NATIONWIDE MID CAP GROWTH FUND

(b) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED. FUND PERFORMANCE DURING THE PERIODS SHOWN IS LARGELY ATTRIBUTABLE TO INVESTMENTS IN IPOS. THIS PERFORMANCE WAS ACHIEVED DURING A RISING MARKET. IT IS HIGHLY UNLIKELY THAT THIS PERFORMANCE OR THE CIRCUMSTANCES LEADING TO IT CAN BE REPLICATED IN THE FUTURE.

PORTFOLIO MARKET VALUE $65,723,690
OCTOBER 31, 2000


PORTFOLIO COMPOSITION
(Subject to Change)

----------------------------------
Commercial Paper 5.6%               [PIE CHART]
----------------------------------
Common Stock 94.4%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Years Ended October 31, 2000)

             CLASS A*          CLASS B*          CLASS D
YEARS    W/O SC** W/SC(1)  W/O SC** W/SC(2)  W/O SC** W/SC(3)
=================================================================
  1      56.20%   47.23%    55.97%  50.97%   56.61%   49.55%
-----------------------------------------------------------------
  5      22.41%   20.97%    22.05%  21.87%   22.46%   21.33%
  10     20.26%   19.55%    20.09%  20.09%   20.29%   19.73%
-----------------------------------------------------------------

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
* THESE RETURNS INCLUDE PERFORMANCE ACHIEVED PRIOR TO THE CREATION OF THE CLASS (5/11/98), EXCLUDING THE EFFECT OF THE EXPENSES OF CLASS A AND B WHICH INCLUDE A 0.25% (CLASS A) OR 1.00% (CLASS B) 12b-1 FEE. HAD CLASS A OR B BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE FUND'S PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSES.
**    THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE (SC).
(1)   A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
(2)   A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
      THE CDSC DECLINES TO 0% AFTER 6 YEARS.
(3)   A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
+     SEE LEGEND ON INSIDE BACK COVER.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


FUND PERFORMANCE - CLASS D SHARES

         Class D     S&P MidCap 400     Russell Mid Cap Growth     CPI
1990     9550        10000              10000                      10000
1991     13958       16110              15513                      10292
1992     14715       17851              17071                      10622
1993     16861       21696              20246                      10914
1994     18028       22215              20761                      11199
1995     21916       26926              25793                      11513
1996     26170       31597              30423                      11858
1997     32361       41920              37911                      12105
1998     34014       44733              35833                      12285
1999     35841       54160              53458                      12599
2000     60359       71301              74133                      13053

COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN CLASS D SHARES OF THE GARTMORE MILLENNIUM GROWTH FUND, THE S&P MIDCAP 400 (S&P MIDCAP 400)(c), THE RUSSELL MID CAP GROWTH INDEX (RUSSELL MID CAP GROWTH)(d), AND THE CONSUMER PRICE INDEX
(CPI)(e) OVER A 10-YEAR PERIOD ENDED 10/31/00. UNLIKE OUR FUND, THESE INDICES DO NOT REFLECT ANY FEES, EXPENSES OR SALES CHARGES.
(c) THE S&P MIDCAP 400 IS AN UNMANAGED INDEX OF 400 STOCKS OF MEDIUM SIZED U.S. COMPANIES. THE STOCKS ARE CHOSEN FOR THEIR MARKET SIZE LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.
(d) THE RUSSELL MID CAP GROWTH IS AN UNMANAGED INDEX OF COMPANIES WITH HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000 GROWTH INDEX. THE FUND CHANGED TO THIS BENCHMARK INDEX BECAUSE IT MORE ACCURATELY REFLECTS THE SECURITIES THE FUND INVESTS IN.
(e) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.




6   N A T I O N W I D E

STATEMENT OF INVESTMENTS GARTMORE MILLENNIUM GROWTH FUND (a)              [ICON]
--------------------------------------------------------------------------------
        OCTOBER 31, 2000



SHARES               SECURITY               VALUE
COMMON STOCK (93.6%)
-------------------------------------------------------
COMPUTER EQUIPMENT   (19.1%)

    48,600 Apple Computer, Inc.*           $   950,738
    12,900 Applied Micro Circuits Corp.*       985,238
    13,100 Check Point Software
           Technologies Ltd.                 2,074,713
    15,700 Cobalt Networks, Inc.*              865,462
    30,100 Compaq Computer Corp.               915,341
    13,000 Extreme Networks, Inc.*           1,078,188
    27,500 Foundry Networks, Inc.*           1,827,031
    12,900 Juniper Networks, Inc.*           2,515,500
    27,100 Palm, Inc.*                       1,451,543
                                            ----------
                                            12,663,754
                                            ----------
-------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (28.8%)

     6,800 Ariba Inc.*                         859,350
    10,500 Bea Systems, Inc.*                  753,375
    78,800 Broadvision, Inc.*                2,344,300
     2,700 Brocade Communications
           Systems, Inc.                       613,912
     9,000 Commerce One, Inc.*                 577,688
    12,000 Cosine Communications, Inc.*        396,750
    27,800 Docent, Inc*                        715,850
     8,500 Emulex Corp.*                     1,248,438
     4,100 i2 Technologies, Inc.*              697,000
     3,500 Inktomi Corp.*                      222,031
    18,000 Manugistics Group, Inc.*          2,050,875
     5,300 McDATA Corp.*                       441,804
    16,700 Metris Companies, Inc.              540,663
    12,400 Packeteer, Inc.*                    308,450
    15,900 Peoplesoft, Inc.*                   693,886
     6,700 Quest Software, Inc.*               292,706
     5,000 Rational Sotware Corp.*             298,438
    19,100 Siebel Systems, Inc.*             2,004,305
    18,500 Sun Microsystems, Inc.*           2,051,188
    12,200 VERITAS Software Corp.*           1,720,390
    13,900 Worldgate Communications, Inc.*     259,756
                                            ----------
                                            19,091,155
                                            ----------
-------------------------------------------------------
ELECTRONICS  (5.7%)

    20,000 DDi Corp.*                          798,750
    22,400 Flextronics International Ltd.*     851,200
    22,200 Merix Corp.*                      1,036,809
     9,600 Sanmina Corp.*                    1,097,400
                                            ----------
                                             3,784,159
                                            ----------
-------------------------------------------------------
HEALTH CARE  (1.0%)

    25,700 Amsurg Corp.*                       375,863
    11,700 Charles River Laboratories,
           Inc.*                               307,125
                                            ----------
                                               682,988
                                            ----------
-------------------------------------------------------
OIL & GAS  (17.3%)

    27,700 Apache Corp.                      1,532,156
    48,400 Global Marine, Inc.*              1,282,600
   136,000 Grey Wolf, Inc.*                    629,000
    25,800 Lone Star Technologies, Inc.*     1,035,870
   238,300 Parker Drilling Co. *             1,429,800
    58,000 Pride International, Inc.*        1,468,125
    56,700 R&B Falcon Corp.*                 1,417,500
    48,700 Santa Fe International Corp.      1,777,550
    16,350 Transocean Sedco Forex, Inc.        866,550
                                            ----------
                                            11,439,151
                                            ----------

SHARES            SECURITY                    VALUE
COMMON STOCK  (CONTINUED)
-------------------------------------------------------
PHARMACEUTICALS  (4.5%)

     7,900 Allergan, Inc.                  $   664,094
     7,900 Celgene Corp.*                      508,563
    11,200 Cephalon, Inc.*                     600,600
    18,500 King Pharmaceuticals, Inc.*         829,031
     3,000 PE Corp-PE Biosystems Group         351,000
                                            ----------
                                             2,953,288
                                            ----------
-------------------------------------------------------
SEMICONDUCTORS  (0.5%)

     2,150 PMC-Sierra, Inc. *                  364,425
                                            ----------
-------------------------------------------------------
TELECOMMUNICATIONS  (2.7%)

     4,800 Alcatel SA ADR                      299,400
     6,600 Broadcom Corp.*                   1,467,675
                                            ----------
                                             1,767,075
                                            ----------
-------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT  (14.0%)

     7,700 Avanex Corp.*                       782,031
     7,500 CIENA Corp.*                        788,438
     7,950 Corning, Inc.                       608,175
     8,500 Corvis Corp.*                       557,813
    18,700 Finisar Corp.*                      538,794
    17,300 Globespan, Inc.*                  1,331,018
    14,800 Linear Technology Corp.             955,525
    41,984 Nortel Networks Co.  ADR          1,910,271
     6,300 Orbotech Ltd.*                      333,506
    22,700 Peco II, Inc.*                      879,625
     1,250 SDL, Inc.*                          324,063
     4,650 Sycamore Networks, Inc.*            294,113
                                            ----------
                                             9,303,372
                                            ----------

TOTAL COMMON STOCK (cost $60,779,275)       62,049,367
                                            ----------

PRINCIPAL         SECURITY                    VALUE
SHORT-TERM DEBT  (5.5%)
-------------------------------------------------------
$2,675,000 Koch Industries, 6.64%,
           11/01/00(b)                       2,674,507
 1,000,000 Household Finance Corp.,
           6.62%, 11/01/00                     999,816
                                            ----------
TOTAL SHORT-TERM DEBT (cost $3,675,000)      3,674,323
                                            ----------
TOTAL INVESTMENTS (cost $64,454,275)       $65,723,690
                                            ==========
-------------------------------------------------------
The abbreviations in the above statement stand for the following:
       ADR American Depository Receipt
        SA Societe Anonyme (French security)

(a)   FORMERLY KNOWN AS NATIONWIDE MIDCAP GROWTH FUND.

(b) REPRESENTS A RESTRICTED SECURITY ACQUIRED AND ELIGIBLE FOR RESALE UNDER RULE 144A, WHICH LIMITS THE RESALE TO CERTAIN QUALIFIED BUYERS. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES: $64,947,678.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $66,310,169.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                                         N A T I O N W I D E   7

GROWTH FUND                                                              [ICON]
================================================================================

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      For the 12-month period ended October 31, 2000, the Nationwide Growth Fund returned -6.43%(a) versus 9.33% for the Russell 1000 Growth Index, the benchmark index. The S&P 500 Index returned 6.09% over the same period.
      At the onset of the fiscal year, the Fund had a different manager, and was skewed toward companies with slow growth potential. The Fund's characteristics resembled that of a blend portfolio. Mid-year, the Fund was repositioned within the growth sector. I became the Fund manager on March 20, 2000, and the resulting portfolio restructuring helped performance, but came at a time when the market peaked. As a result, high-growth stocks languished amid volatility. The intra-day and intra-quarter trading range for stocks became excessive, and many investors tried to avoid risk. Safer haven and value-centric S&P sectors--like utilities, financials and energy--performed well.
      The Fund's performance was affected by negative surprises in the technology sector and negative earnings revisions in the consumer sector. On a stock-specific level, tech giants Dell Computer and Intel, as well as telecom leaders Nokia and Nortel, detracted from overall performance. The dramatic shift in investor sentiment away from technology stocks helped health care stocks--whose less cyclical business models proved appealing. Companies such as Schering-Plough and Merck underperformed early in the year, but outperformed in the later part.
      During the last few months, we placed significant emphasis on predictable or stable earnings growth because we expect volatility to continue while investors assimilate the impacts of a slower growth economy. Looking forward, we will continue to focus on faster growing, large-cap securities with positive fundamental dynamics.

PORTFOLIO MANAGER:  CHRISTOPHER BAGGINI, CFA

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $853,641,082
OCTOBER 31, 2000


PORTFOLIO COMPOSITION
(Subject to Change)

--------------------------------    [PIE CHART]
Short-Term Debt 6.3%

--------------------------------
Common Stock 93.7%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Years Ended October 31, 2000)


                  CLASS A*                     CLASS B*                    CLASS D
YEARS        W/O SC**      W/SC1        W/O SC**      W/SC2        W/O SC**      W/SC3
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
   1         -6.43%       -11.81%       -7.30%       -11.34%       -6.23%        -10.47%
   5        13.48%         12.14%       13.07%        12.82%       13.57%         12.53%
------------------------------------------------------------------------------------------
  10        15.67%         14.98%       15.46%        15.46%       15.71%         15.18%
------------------------------------------------------------------------------------------

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  *  THESE RETURNS INCLUDE PERFORMANCE ACHIEVED PRIOR TO THE CREATION
     OF THE CLASS (5/11/98), EXCLUDING THE EFFECT OF THE EXPENSES OF CLASS A AND B WHICH INCLUDE A 0.25% (CLASS A) OR 1.00% (CLASS B) 12b-1 FEE. HAD CLASS A OR B BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE FUND'S PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSES.

 ** THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE (SC).

1   A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.

2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.

3   A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.

+   SEE LEGEND ON INSIDE BACK COVER.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE - CLASS D SHARES

         Class D     S&P 500     RUSSELL 1000 Growth     CPI
1990     9550        10000       10000                   10000
1991     13664       13351       14026                   10292
1992     14612       14678       15543                   10622
1993     16974       16860       16679                   10914
1994     17947       17525       17580                   11199
1995     21717       22137       22719                   11513
1996     24402       27465       22728                   11858
1997     32361       36302       38178                   12105
1998     33376       44208       45092                   12285
1999     43755       55657       60538                   12599
2000     41030       59047       68185                   13053


COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN
CLASS D SHARES OF THE GROWTH FUND, RUSSELL 1000 GROWTH INDEX (RUSSELL 1000 GROWTH)(b), THE S&P 500(c), AND THE CONSUMER PRICE INDEX (CPI)(d) OVER A 10-YEAR PERIOD ENDED 10/31/00. UNLIKE OUR FUND, THESE INDICES DO NOT REFLECT ANY FEES, EXPENSES OR SALES CHARGES.
(b) THE RUSSELL 1000 GROWTH IS COMPRISED OF THE 1000 LARGEST U.S. COMPANIES BASED UPON TOTAL MARKET CAPITALIZATION WHOSE STOCKS HAVE GREATER THAN AVERAGE GROWTH ORIENTATION. THE FUND CHANGED TO THIS BENCHMARK INDEX BECAUSE IT MORE ACCURATELY REFLECTS THE SECURITIES IT INVESTS IN.
(c) THE S&P 500 IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF THESE 500 STOCKS, WHICH REPRESENT ALL MAJOR INDUSTRIES.
(d) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.



8   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) GROWTH FUND
================================================================================
         OCTOBER 31, 2000


SHARES          SECURITY                        VALUE
COMMON STOCK (93.8%)
-----------------------------------------------------------------
BEVERAGES / SOFT DRINK (1.5%)
   264,800 PepsiCo, Inc.                        $ 12,826,250
                                                 -----------
-----------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (2.4%)
   500,000 Comcast Corp.*                         20,062,500
                                                 -----------
-----------------------------------------------------------------
CAPITAL GOODS (3.3%)
   508,700 General Electric Co.                   27,883,119
                                                 -----------
-----------------------------------------------------------------
COMMUNICATION EQUIPMENT (9.1%)
   160,000 CIENA Corp.*                           16,820,000
   280,600 Corning, Inc.                          21,465,900
    33,300 Juniper Networks, Inc.*                 6,493,500
   448,000 Nokia Corp.                            19,152,000
   300,000 Nortel Networks Corp.                  13,650,000
                                                 -----------
                                                  77,581,400
                                                 -----------
-----------------------------------------------------------------
COMPUTER EQUIPMENT (10.0%)
   290,300 Compaq Computer Corp.                   8,828,023
   590,000 Dell Computer Corp.*                   17,405,000
   320,000  EMC Corp.*                            28,500,000
   275,000 Sun Microsystems, Inc.*                30,490,625
                                                 -----------
                                                  85,223,648
                                                 -----------
-----------------------------------------------------------------
COMPUTER NETWORKING (9.8%)
   900,000 Cisco Systems, Inc.*                   48,487,500
   111,200 Emulex Corp.*                          16,332,500
   205,000 Foundry Networks, Inc.*                13,619,688
    55,000 QLogic Corp.*                           5,321,250
                                                  ----------
                                                  83,760,938
                                                  ----------
-----------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (12.6%)
   119,100 Ariba, Inc.*                           15,051,263
   308,800 Automatic Data Processing, Inc.        20,168,499
   165,100 BEA Systems, Inc.*                     11,845,925
   112,000 Commerce One, Inc.*                     7,189,000
    85,000 i2 Technologies, Inc.*                 14,450,000
   252,000 Microsoft Corp.*                       17,356,499
   370,000 Oracle Corp.*                          12,210,000
    65,000 VERITAS Software Corp.*                 9,166,016
                                                 -----------
                                                 107,437,202
                                                 -----------
-----------------------------------------------------------------
DRUGS (16.7%)
   225,000 Amgen, Inc.*                           13,035,938
   107,300 Cardinal Health, Inc.                  10,166,675
    75,000 Cephalon, Inc.*                         4,021,875
   120,000 Eli Lilly & Co.                        10,725,000
   130,000 King Pharmaceuticals, Inc.*             5,825,625
   220,000 Merck & Co., Inc.                      19,786,250
   838,250 Pfizer, Inc.                           36,201,922
   310,000 Pharmacia & Upjohn, Inc.               17,050,000
   500,000 Schering-Plough Corp.                  25,843,748
                                                 -----------
                                                 142,657,033
                                                 -----------
-----------------------------------------------------------------
ELECTRONICS (6.3%)
   422,600 Flextronics International Ltd.*        16,058,800
   216,500 Jabil Circuit, Inc.*                   12,354,031
   175,200 Palm, Inc. *                            9,384,150
   140,000 Sanmina Corp.*                         16,003,750
                                                 -----------
                                                  53,800,731
                                                 -----------



SHARES             SECURITY                       VALUE
COMMON STOCK (CONTINUED)
-----------------------------------------------------------------
FINANCIAL / BANKS  (0.9%)
   168,700 Wells Fargo Co.                    $    7,812,919
                                               -------------
-----------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (2.1%)
   260,000 Merrill Lynch & Co., Inc.              18,200,000
                                               -------------
-----------------------------------------------------------------
HEALTH CARE  (0.5%)
   110,500 Biomet, Inc.                            3,998,719
                                               -------------
-----------------------------------------------------------------
INTERNET BUSINESS SERVICES  (0.1%)
   350,000 Divine Interventures, Inc.*             1,050,000
                                               -------------
-----------------------------------------------------------------
OIL & GAS  (2.4%)
   115,000 Enron Corp.                             9,437,188
   200,000 Transocean Sedco Forex, Inc.           10,600,000
                                                 -----------
                                                  20,037,188
                                                 -----------
-----------------------------------------------------------------
RETAIL  (1.6%)
   498,800 Target Corp.                           13,779,350
                                                 -----------
-----------------------------------------------------------------
SEMICONDUCTORS  (8.8%)
   297,000 Analog Devices, Inc.*                  19,304,999
   101,700 Applied Micro Circuits Corp.*           7,767,338
   140,000 GlobeSpan, Inc.*                       10,771,250
   230,000 Intel Corp.                            10,350,000
   125,000 Vitesse Semiconductor Corp.*            8,742,188
   245,000 Xilinx, Inc.*                          17,747,188
                                                 -----------
                                                  74,682,963
                                                 -----------
-----------------------------------------------------------------
TELECOMMUNICATIONS  (5.7%)
    91,700 Allegiance Telecom, Inc.*               2,882,819
   101,000 Level 3 Communications, Inc.*           4,816,438
   435,000 Qwest Communications International*    21,151,874
   277,100 Sprint Corp. (PCS Group)*              10,564,438
   285,000 TyCom Ltd.*                             9,547,500
                                                 -----------
                                                  48,963,069
                                                 -----------
TOTAL COMMON STOCK (cost $682,138,043)           799,757,029
                                                 -----------


PRINCIPAL         SECURITY                        VALUE
SHORT-TERM DEBT (6.3%)
-----------------------------------------------------------------
$31,894,000  Koch Industries, Inc.,
             6.64%, 11/01/00*(a)                  31,888,117
  7,000,000  Sonoco Products Co., 6.65%,
        `    11/01/00                              6,998,707
 15,000,000  Textron, Inc., 6.65%, 11/01/00       14,997,229
                                                 -----------
TOTAL SHORT-TERM DEBT (cost $53,894,000)          53,884,053
                                                 -----------
TOTAL INVESTMENTS (cost $736,032,043)           $853,641,082
                                                 ===========
-----------------------------------------------------------------
   * DENOTES A NON-INCOME PRODUCING SECURITY.

(a) REPRESENTS A RESTRICTED SECURITY ACQUIRED AND ELIGIBLE FOR RESALE UNDER RULE 144A, WHICH LIMITS THE RESALE TO CERTAIN QUALIFIED BUYERS. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

COST FOR FEDERAL INCOME TAX PURPOSES: $738,036,135.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $852,229,848.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                                         N A T I O N W I D E   9

NATIONWIDE(R) MUTUAL FUNDS                                                [ICON]
================================================================================

NATIONWIDE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      For the 12-month period ended October 31, 2000, the Nationwide Fund returned 1.25%(a) versus 6.09% for the S&P 500, the benchmark index.
      During the fiscal year, the Fund's performance as hindered by strong returns in the technology and telecom sectors and weakness in the health care and financial services sectors. The Fund was underweighted in the former and overweighted in the latter. During the fiscal year, very low quality, highly speculative areas of the market performed exceptionally well, while high quality stocks did poorly. That general trend had been in place since late 1998 and was very pronounced between October 1999 and April 2000. However, since the second quarter 2000, the trend has reversed itself and the low quality areas of the market have abdicated their leadership to the higher quality names.
      The top performing securities in the Fund were Quest Diagnostics, St. Jude Medical and Warner-Lambert. Quest Diagnostics, was sold during the year at an average price of over 160% above its price at the start of this period, while St. Jude Medical and Warner-Lambert were up 100% and 49%, respectively. The worst performing holdings were Masco, Georgia Gulf and Maytag, which were down 39%, 38%, and 29%, respectively. For the most part, the Fund's largest holdings turned in favorable results during the period. Warner-Lambert (which was purchased by Pfizer in May), Schering-Plough, Fannie Mae and Quaker Oats enjoyed very strong returns. Brunswick and Black & Decker, two large weightings in the portfolio, lagged the market. These issues were down 13% and 14%, respectively.
      In September, William Miller was named co-manager of the Fund. We completed the process of reducing the Fund's volatility relative to the S&P through additional sector and company diversification. This was accomplished primarily by reducing the overweight positions in the health care and financial service sectors, while adding to the underweighted technology and telecom sectors. The Fund is now diversified across all S&P sectors and, we believe, is well positioned for the future.


PORTFOLIO MANAGERS: CHARLES BATH, CFA AND WILLIAM MILLER

(a) Performance of Class A Shares Without Sales Charge and Assuming All Distributions are Reinvested.

PORTFOLIO MARKET VALUE $2,192,583,047
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

----------------------------------
Short-Term Debt 7.2%                         [PIE GRAPH]

----------------------------------
Common Stock 92.8%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Years Ended October 31, 2000)




            CLASS A*          CLASS B*           CLASS D
YEARS     W/O SC**W/SC(1)   W/O SC**W/SC(2)  W/O SC** W/SC(3)
=====================================================================
   1       1.25%  -4.58%     0.48%  -4.22%    1.40%  -3.18%
---------------------------------------------------------------------
   5      19.90%  18.49%    19.40%  19.20%   19.97%  18.86%
---------------------------------------------------------------------
  10      17.17%  16.48%    16.93%  16.93%   17.21%  16.67%
---------------------------------------------------------------------
ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
* THESE RETURNS INCLUDE PERFORMANCE ACHIEVED PRIOR TO THE CREATION OF THE CLASS (5/11/98), EXCLUDING THE EFFECT OF THE EXPENSES OF CLASS A AND B WHICH INCLUDE A 0.25% (CLASS A) OR 1.00% (CLASS B) 12b-1 FEE. HAD CLASS A OR B BEEN IN EXISTENCE FOR THE TIME PERIOD PRESENTED, THE FUND'S PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSES.
**    THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
1     A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
3     A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
+     SEE LEGEND ON INSIDE BACK COVER.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE - CLASS D SHARES

         Class D     S&P 500     CPI
1990      9550       10000       10000
1991     13033       13351       10292
1992     14164       14678       10622
1993     15035       16660       10914
1994     15769       17525       11199
1995     18602       22137       11513
1996     23711       27465       11858
1997     33236       36302       12105
1998     41787       44288       12285
1999     46078       55657       12599
2000     46723       59047       13053


COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN CLASS D SHARES THE NATIONWIDE FUND, THE S&P 500(b), AND THE CONSUMER PRICE INDEX (CPI)(c) OVER A 10-YEAR PERIOD ENDED 10/31/00. UNLIKE OUR FUND, THESE INDICES DO NOT REFLECT ANY FEES, EXPENSES OR SALES CHARGES.
(b) THE S&P 500 IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF THESE 500 STOCKS WHICH REPRESENT ALL MAJOR INDUSTRIES.
(c) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.



1 0   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) FUND                             [ICON]
================================================================================
        OCTOBER 31, 2000


SHARES          SECURITY                      VALUE
COMMON STOCK (93.0%)
----------------------------------------------------------
AEROSPACE / DEFENSE (0.2%)

    71,200 Boeing Co. (The)                $  4,828,250
                                            -----------
----------------------------------------------------------
AIRLINES  (0.6%)

   447,000 Southwest Airlines                12,739,500
                                            -----------
----------------------------------------------------------
BEVERAGES / ALCOHOLIC  (1.8%)

   848,900 Anheuser-Busch Cos., Inc.         38,837,175
                                            -----------
----------------------------------------------------------
BEVERAGES / SOFT DRINK  (2.1%)

   958,200 PepsiCo, Inc.                     46,412,813
                                            -----------
----------------------------------------------------------
BUSINESS SERVICES  (0.1%)

    55,020 Concord EFS, Inc.*                 2,273,014
                                            -----------
----------------------------------------------------------
CAPITAL GOODS  (4.3%)

   274,350 Eaton Corp.                       18,672,947
   915,900 General Electric Co.              50,202,768
   136,700 Millipore Corp.                    7,176,750
   191,700 Minnesota Mining &
              Manufacturing Co.              18,523,013
                                            -----------
                                             94,575,478
                                            -----------
----------------------------------------------------------
CHEMICALS  (1.1%)

   258,700 Ecolab, Inc.                     10,137,807
   488,400 Georgia Gulf Corp.                6,532,350
   261,158 Rohm & Haas Co.                   7,851,062
                                           -----------
                                            24,521,219
                                           -----------
----------------------------------------------------------
COMMUNICATION EQUIPMENT  (3.9%)

    57,479 CIENA Corp.*                      6,042,480
   148,721 Corning, Inc.                    11,377,157
   135,636 JDS Uniphase Corp.*              11,045,857
    59,582 Juniper Networks, Inc.*          11,618,490
   609,000 Lucent Technologies, Inc.        14,197,312
   181,245 Motorola, Inc.                    4,519,797
    92,569 Nokia Corp. ADR                   3,957,325
   502,097 Nortel Networks Corp. ADR        22,845,413
                                           -----------
                                            85,603,831
                                           -----------
----------------------------------------------------------
COMPUTER EQUIPMENT  (6.6%)

   387,905 EMC Corp.*                       34,547,789
   445,300 Hewlett-Packard Co.              20,678,619
 1,310,302 Intel Corp.                      58,963,590
   241,316 International Business
              Machines Corp.                23,769,625
    27,830 Network Appliance, Inc.*          3,311,770
    21,454 Newport Corp.                     2,450,114
                                           -----------
                                           143,721,507
                                           -----------
----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (8.2%)

    80,087 BEA Systems, Inc.*                5,746,242
    18,898 Brocade Communications Systems*   4,296,933
   857,520 Cisco Systems, Inc.*             46,198,889
    24,067 Mercury Interactive Corp.*        2,671,437
    14,816 Micromuse, Inc.*                  2,514,090
   596,388 Microsoft Corp.*                 41,076,224
    28,929 NVIDIA Corp.*                     1,797,666
   937,469 Oracle Corp.*                    30,936,477


SHARES          SECURITY                      VALUE
COMMON STOCK  (CONTINUED)
----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  (CONTINUED)

    41,037 Rational Software Corp.*          2,449,396
    37,517 Sapient Corp.*                    1,334,198
    75,285 Siebel Systems, Inc.*          $  7,900,220
   281,082 Sun Microsystems, Inc.*          31,164,967
    21,842 Yahoo!, Inc.*                     1,280,487
                                           -----------
                                           179,367,226
                                           -----------
----------------------------------------------------------
COMPUTERS / HARDWARE  (0.1%)

    39,950 Avaya, Inc.*                        536,828
    51,778 Symbol Technologies, Inc.         2,352,663
                                           -----------
                                             2,889,491
                                           -----------
----------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (2.0%)

 1,207,200 Masco Corp.                      22,559,550
   484,600 Vulcan Materials Co.             20,353,200
                                           -----------
                                            42,912,750
                                           -----------
----------------------------------------------------------
CONSUMER DURABLE  (3.2%)

 1,080,000 Black & Decker Corp.             40,635,000
   386,000 Fortune Brands, Inc.             11,362,875
   625,500 Maytag Corp.                     17,904,938
                                           -----------
                                            69,902,813
                                           -----------
----------------------------------------------------------
CONTAINERS  (1.0%)

   463,400 Sealed Air Corp.*                22,301,125
                                           -----------
----------------------------------------------------------
DRUGS  (10.1%)

   704,300 American Home Products Corp.     44,723,050
 2,011,075 Pfizer, Inc.                     86,853,302
   363,213 Pharmacia & Upjohn, Inc.         19,976,714
 1,285,600 Schering-Plough Corp.            66,449,450
                                           -----------
                                           218,002,516
                                           -----------
----------------------------------------------------------
ELECTRONICS  (2.8%)

    79,252 Applied Micro Circuits Corp.*     6,052,872
    43,421 Broadcom Corp.*                   9,655,745
    66,403 Jabil Circuit, Inc.*              3,789,121
    35,014 Maxim Integrated Products, Inc.*  2,321,866
    38,448 Microchip Technology, Inc.*       1,215,918
    48,080 Sanmina Corp.*                    5,496,145
   117,668 Sycamore Networks, Inc.*          7,442,501
    54,540 Teradyne, Inc.*                   1,704,375
   447,407 Texas Instruments, Inc.          21,950,905
    34,126 Waters Corp.*                     2,476,268
                                           -----------
                                            62,105,716
                                           -----------
----------------------------------------------------------
ENTERTAINMENT  (1.8%)

 1,070,795 Walt Disney Co. (The)            38,347,846
                                           -----------
----------------------------------------------------------
FINANCIAL / BANKS  (5.1%)
   404,800 Bank of New York Co., Inc.       23,301,300
   196,000 Citigroup, Inc.                  10,314,500
   758,900 Mellon Financial Corp.           36,616,925
   909,800 Wells Fargo Co.                  42,135,113
                                           -----------
                                           112,367,838
                                           -----------



                               CONTINUED                N A T I O N W I D E   11

STATEMENT OF INVESTMENTS NATIONWIDE(R) FUND CONTINUED
================================================================================
        OCTOBER 31, 2000


SHARES            SECURITY                    VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (3.8%)

   334,684 Associates First Capital Corp.   $ 12,425,144
 1,194,500 MBNA Corp.                         44,868,406
   254,900 Providian Financial Corp.          26,509,600
                                           -------------
                                              83,803,150
                                           -------------
--------------------------------------------------------------
FOOD & RELATED  (5.7%)

   584,400 General Mills, Inc.                24,398,700
   383,200 Philip Morris Cos., Inc.           14,034,700
   694,100 Quaker Oats Co.                    56,612,530
 1,183,100 Ralston-Purina Group               28,690,175
                                           -------------
                                             123,736,105
                                           -------------
--------------------------------------------------------------
HEALTH CARE  (2.3%)

   297,200 Johnson & Johnson Co.              27,379,550
   434,100 St. Jude Medical, Inc.*            23,875,500
                                           -------------
                                              51,255,050
                                           -------------
--------------------------------------------------------------
INSURANCE  (2.5%)

   410,675 American International
             Group, Inc.                      40,246,150
   172,200 Chubb Corp. (The)                  14,540,138
                                           -------------
                                              54,786,288
                                           -------------
--------------------------------------------------------------
LEISURE PRODUCTS  (1.4%)

 1,539,200 Brunswick Corp.                    29,918,200
                                           -------------
--------------------------------------------------------------
MANUFACTURING  (0.9%)

   350,200 Illinois Tool Works, Inc.          19,457,988
                                           -------------
--------------------------------------------------------------
METALS & MINING  (0.1%)

    47,500 Alcoa, Inc.                         1,362,656
                                           -------------
--------------------------------------------------------------
MORTGAGE / ASSET-BACKED OBLIGATIONS  (3.3%)

   926,600 Fannie Mae                         71,348,200
                                           -------------
--------------------------------------------------------------
OIL & GAS  (5.2%)

   730,000 Exxon Mobil Corp.                  65,106,875
   498,000 Texaco, Inc.                       29,413,124
   493,600 Unocal Corp.                       16,844,100
    82,000 Williams Cos., Inc. (The)           3,428,625
                                           -------------
                                             114,792,724
                                           -------------
--------------------------------------------------------------
OIL EQUIPMENT & SERVICES  (0.7%)

   199,900 Schlumberger Ltd.                  15,217,388
                                           -------------
--------------------------------------------------------------
PRINTING & PUBLISHING  (0.9%)

   545,700 American Greetings Corp.            9,924,919
   157,900 Gannett Co., Inc.                   9,158,200
                                           -------------
                                              19,083,119
                                           -------------
--------------------------------------------------------------
RETAIL  (1.3%)

   650,600 Wal-Mart Stores, Inc.              29,520,975
                                           -------------
--------------------------------------------------------------
RETAIL / FOOD & DRUG  (1.4%)

   600,000 SYSCO Corp.                        31,312,500
                                           -------------


SHARES            SECURITY                    VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------
SEMICONDUCTORS  (0.8%)

   141,815 Analog Devices, Inc.*            $  9,217,975
   106,625 Applied Materials, Inc.*            5,664,453
    25,709 GlobeSpan, Inc.*                    1,977,986
    44,000 Micron Technology, Inc.*            1,529,000
                                           -------------
                                              18,389,414
                                           -------------
--------------------------------------------------------------
TECHNOLOGY  (0.7%)

   343,489 Flextronics International Ltd.*    13,052,582
    39,539 Micrel, Inc.*                       1,789,140
                                           -------------
                                              14,841,722
                                           -------------
--------------------------------------------------------------
TELECOMMUNICATIONS  (4.9%)

   196,735 ADC Telecommunications, Inc.*       4,205,211
   521,063 AT&T Corp.                         12,082,148
   197,934 BellSouth Corp.                     9,562,686
    65,580 CenturyTel, Inc.                    2,524,830
   169,202 Exodus Communications, Inc.*        5,678,842
   132,793 Nextel Communications, Inc.*        5,104,231
   148,548 Qwest Communications
             International*                    7,223,147
   376,195 SBC Communications, Inc.           21,701,748
   138,680 Sprint Corp. (FON Group)            3,536,340
   150,332 Sprint Corp. (PCS Group)*           5,731,408
   374,094 Verizon Communications             21,627,309
   386,454 Worldcom, Inc.*                     9,178,283
                                           -------------
                                             108,156,183
                                           -------------
--------------------------------------------------------------
UTILITIES  (2.1%)

   522,400 Dominion Resources, Inc.           31,115,450
   373,100 TXU Corp.                          13,828,019
                                           -------------
                                              44,943,469
                                           -------------

TOTAL COMMON STOCK (cost $1,619,620,576)   2,033,635,239
                                           -------------



PRINCIPAL         SECURITY                    VALUE
SHORT-TERM DEBT  (7.3%)
--------------------------------------------------------------

$20,000,000 CIT Group, Inc., 6.63%,
              11/01/00                        19,996,317
60,469,000  Household Finance Co., 6.62%,
              11/01/00                        60,457,880
28,508,000  John Deere Cap., 6.63%,
              11/01/00                        28,502,750
50,000,000  Salomon SB Holdings Inc.,
              6.58%, 11/01/00                 49,990,861
                                           -------------

TOTAL SHORT-TERM DEBT (cost $158,977,000)    158,947,808
                                           -------------

TOTAL INVESTMENTS (cost $1,778,597,576)   $2,192,583,047
                                           =============
--------------------------------------------------------------
The abbreviation in the above statement stands for the following:
       ADR American Depository Receipt

* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES: $1,793,240,618.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $2,187,073,457.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.




1 2   N A T I O N W I D E

NATIONWIDE(R) MUTUAL FUNDS
================================================================================

BOND FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      For the 12-month period ended October 31, 2000, the Nationwide Bond Fund returned 2.87%(a) versus 7.11% for the Lehman Brothers Government/Corporate Bond Index, the benchmark index.

      The Nationwide Bond Fund was impacted most by poor relative performance in the corporate market. Over the 12-month period, Corporates underperformed Treasuries by 284 basis points. Our Fund was overweighted in Corporates by about 40%. Many factors contributed to the Corporate market's deterioration: Y2K fears at year-end 1999; the Federal Reserve's tightening to slow the economy; Treasury buybacks; and an inverted yield curve. In addition, corporate bonds experienced a continued lack of liquidity because of dealer consolidation, hedge funds closing, and a loss of interest as investors pursued higher returns elsewhere.

      A number of companies disappointed investors and saw their bonds plummet 10% to 30% in value. Yield spreads on BBB corporate bonds widened by a full percentage point or more. I was fortunate to trade out of a couple of troubled issues, including Finova and Hercules, although we had our share of credit problems. Crown Cork & Seal, Dole Foods, J.C. Penney, USEC and Service Corp. all fell at least 10% in value. Armstrong World caused the most damage to the portfolio. The company was under pressure all year, first on fears of a leveraged buyout and then on concern of mounting asbestos liabilities. By October, the value of Armstrong's bonds had collapsed significantly. I still believe that Armstrong remains a good investment; however, the odds are stacked against it and I may swap for another credit with more certain prospects.

      I will remain invested in these troubled companies as I believe that most of the damage has been done. In my experience, some of the worst performers come back with strong performance the next year. Waste Management was our worst performer last year, but has returned more than 16% this year--by far the best in the portfolio.

      The portfolio currently has 15% in U.S. Treasuries, with the remainder in Corporates. I intend to keep 80 to 85% in corporate issues, as I believe there is good value in the sector. Spreads are at their widest levels in 20 years and seem to have priced in a mild recession in 2001. In addition, I believe the Treasury curve is pricing in a 1/4 to 1/2 point easing in the Federal Funds rate within the next 6 months. If the Fed eases, Corporates should begin to outperform most of the other sectors in the fixed income market--a sharp reversal from the performance of the last three years.

      Over the next six months I intend to eliminate most of our Treasury holdings. They have been star performers over the last year with the government using the budget surplus to buy back outstanding issues. This has given them a scarcity value, and they are richly priced. The proceeds will go into other government securities, most likely agency issues, such as GNMAs. This should boost the yield of the Fund by as much as 15 basis points, while maintaining adequate liquidity.

PORTFOLIO MANAGER: DOUGLAS KITCHEN, CFA

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $114,028,960
OCTOBER 31, 2000


PORTFOLIO COMPOSITION
(Subject to Change)

                                [PIE GRAPH]

Short-Term Debt 2.2%

U.S. Government Obligations 15.2%

Corporate Bonds 82.6%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Years Ended October 31, 2000)

          CLASS A*             CLASS B*             CLASS D
YEARS     W/O SC**  W/SC(1)    W/O SC**  W/SC(2)    W/O SC**  W/SC(1)
-------------------------------------------------------------------------
   1       2.87%    -1.79%     2.15%     -2.67%      2.97%    -1.68%
-------------------------------------------------------------------------
   5       4.64%     3.68%     4.33%      4.02%      4.77%     3.81%
-------------------------------------------------------------------------
  10       7.04%     6.56%     6.88%      6.88%      7.11%     6.62%
-------------------------------------------------------------------------
ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
* THESE RETURNS INCLUDE PERFORMANCE ACHIEVED PRIOR TO THE CREATION OF THE CLASS (5/11/98), EXCLUDING THE EFFECT OF THE EXPENSES OF CLASS A AND B WHICH INCLUDE A 0.25% (CLASS A) OR 0.85% (CLASS B) 12b-1 FEE. HAD CLASS A OR B BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE FUND'S PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSES.
**    THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
(1)   A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
(2) A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
+     SEE LEGEND ON INSIDE BACK COVER.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE - CLASS D SHARES

                                  [LINE GRAPH]


                Class D         LBMBI           CPI

1990             9550           10000           10000
1991            11005           11537           10292
1992            12198           12750           10622
1993            13858           14491           10914
1994            12503           13819           11199
1995            15055           16052           11513
1996            15615           16918           11858
1997            17138           18408           12105
1998            18693           20299           12285
1999            18461           20164           12599
2000            19009           21598           13053

COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN CLASS D SHARES OF THE BOND FUND, THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX (LBG/CBI)(b) AND THE CONSUMER PRICE INDEX (CPI)(c) OVER A 10-YEAR PERIOD ENDED 10/31/00. UNLIKE OUR FUND, THESE INDICES DO NOT REFLECT ANY FEES, EXPENSES OR SALES CHARGES.
(b) THE LBG/CBI CONSISTS OF U.S. GOVERNMENT AND CORPORATE BONDS WITH MATURITIES OF ONE YEAR OR MORE AND OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION. ALL RETURNS ARE MARKET VALUE-WEIGHTED INCLUSIVE OF ACCRUED INTEREST.
(c) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.



                                                       N A T I O N W I D E   1 3

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND FUND
================================================================================
             OCTOBER 31, 2000

PRINCIPAL         SECURITY                      VALUE
CORPORATE BONDS  (82.9%)
----------------------------------------------------------------------
AEROSPACE  (2.1%)


$2,500,000 Lockheed Martin Corp.,
               7.88%, 03/15/23               $    2,329,365
                                              -------------
----------------------------------------------------------------------
AIRLINES  (1.4%)

 1,500,000 American Airlines, Inc.,
              10.33%, 03/04/05                    1,594,989
                                              -------------
----------------------------------------------------------------------
BOTTLED & CANNED SOFT DRINKS  (2.2%)

 2,500,000 Whitman Corp., 7.29%, 09/15/26         2,512,000
                                              -------------
----------------------------------------------------------------------
CHEMICALS  (6.9%)

 2,000,000 Air Products & Chemicals,
              6.25%, 06/15/03                    1,946,418
 4,000,000 English China Clays
           Delaware, Inc.,
              7.38%, 10/01/02                    4,059,448
 2,000,000 Witco Corp., 6.13%, 02/01/06          1,817,618
                                              ------------
                                                 7,823,484
                                              ------------
----------------------------------------------------------------------
COMMUNICATION EQUIPMENT  (1.7%)

 2,000,000 Motorola, Inc., 6.50%, 09/01/25       1,964,408
                                              ------------
----------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS  (4.7%)

 4,000,000 Armstrong Holdings, Inc.,
              6.35%,08/15/03                     1,513,080
 2,000,000 CSR America, Inc.,
              6.88%, 07/21/05                    1,949,480
 2,000,000 Vulcan Materials Co.,
              6.00%, 04/01/09                    1,826,676
                                              ------------
                                                 5,289,236
                                              ------------
----------------------------------------------------------------------
CONSUMER NON-CYCLICAL  (2.6%)

 3,000,000 Kimberly Clark Corp.,
              7.88%, 02/01/23                    2,965,785
                                              ------------
----------------------------------------------------------------------
CONTAINERS  (2.4%)

 2,000,000 Bemis Co., Inc., 6.70%, 07/01/05      1,989,138
 1,000,000 Crown Cork & Seal PLC,
              6.75%, 12/15/03                      744,322
                                              ------------
                                                 2,733,460
                                              ------------
----------------------------------------------------------------------
ELECTRONICS  (3.0%)

 1,500,000 Arrow Electronics, 9.15%, 10/01/10    1,494,833
 2,000,000 Avnet, Inc., 6.45%, 08/15/03          1,914,758
                                              ------------
                                                 3,409,591
                                              ------------
----------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (2.8%)

 2,000,000 Block Financial Corp.,
              8.50%, 04/15/07                    2,078,526
 1,000,000 Lehman Brothers Holdings, Inc.,
             11.63%, 05/15/05                    1,152,502
                                              ------------
                                                 3,231,028
                                              ------------
----------------------------------------------------------------------
FOOD & RELATED  (1.6%)

 2,000,000 Dole Foods Co., 6.38%, 10/01/05       1,776,176
                                              ------------
----------------------------------------------------------------------
HEALTH CARE  (2.7%)

 2,000,000 Kaiser Foundation Hospitals,
              9.55%,07/15/05                     2,200,296
 1,000,000 McKesson HBOC, Inc.,
              6.30%, 03/01/05                      892,391
                                              ------------
                                                 3,092,687
                                              ------------


PRINCIPAL         SECURITY                      VALUE
CORPORATE BONDS  (CONTINUED)
----------------------------------------------------------------------
HOTELS / MOTELS  (4.3%)

$3,000,000 Hilton Hotels Corp.,
              7.38%, 06/01/02                $   2,975,487
 2,000,000 Marriott International, Inc.,
              6.88%, 11/15/05                    1,932,164
                                              ------------
                                                 4,907,651
                                              ------------
----------------------------------------------------------------------
INSURANCE  (2.0%)

 2,000,000 AMBAC, Inc., 9.38%, 08/01/11          2,272,184
                                              ------------
----------------------------------------------------------------------
LEISURE PRODUCTS  (2.5%)
 1,000,000 Brunswick Corp., 6.75%, 12/15/06        962,596
 2,000,000 Rank Group Finance, 6.75%, 11/30/04   1,880,584
                                              ------------
                                                 2,843,180
                                              ------------
----------------------------------------------------------------------
MACHINERY & CAPITAL GOODS  (3.5%)

 1,000,000 Clark Equipment Co.,
              8.00%, 05/01/23                      973,347
 1,000,000 Precision Castparts Corp.,
              8.75%, 03/15/05                    1,020,100
 2,000,000 Worthington Industries, Inc.,
              7.13%, 05/15/06                    1,968,474
                                              ------------
                                                 3,961,921
                                              ------------
----------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES  (5.4%)

 4,000,000 Becton, Dickinson & Co.,
              8.70%,01/15/25                     4,205,968
 2,000,000 Guidant Corp. Notes,
              6.15%, 02/15/06                    1,868,246
                                              ------------
                                                 6,074,214
                                              ------------
----------------------------------------------------------------------
NATURAL GAS  (5.6%)

 2,500,000 ANR Pipeline Co.,
              7.00%, 06/01/25                    2,442,973
 2,000,000 Columbia Energy Group,
              6.80%, 11/28/05                    1,920,270
 2,000,000 ONEOK, Inc.,
              7.75%, 08/15/06                    2,025,702
                                              ------------
                                                 6,388,945
                                              ------------
----------------------------------------------------------------------
NUCLEAR ENERGY  (1.1%)

 1,500,000 USEC, Inc., 6.63%, 01/20/06           1,245,246
                                              ------------
----------------------------------------------------------------------
OIL & GAS  (0.9%)

 1,000,000 Texaco Capital, Inc.,
              7.75%, 02/15/33                     998,405
                                              ------------
----------------------------------------------------------------------
PAPER & FOREST PRODUCTS  (5.6%)

 1,500,000 International Paper Co.,
              8.12%, 06/15/24                   1,382,376
 3,000,000 ITT Rayonier, Inc.,
              7.50%, 10/15/02                   3,031,659
 2,000,000 Willamette Industries, Inc.,
              7.35%, 07/01/26                   1,982,360
                                              ------------
                                                6,396,395
                                              ------------
----------------------------------------------------------------------
POLLUTION CONTROL  (2.5%)

 3,000,000 Waste Management, Inc.,
              8.75%,05/01/18                    2,803,134
                                              ------------
----------------------------------------------------------------------
RETAIL  (7.0%)

 1,000,000 Dayton Hudson Corp.,
              8.50%, 12/01/22                    995,250
 1,000,000 Dillards, Inc., 6.63%, 01/15/18       546,543
 2,000,000 Lowe's Cos., 8.25%, 06/01/00        2,074,508
 3,000,000 May Department Stores Co.,
              8.30%,07/15/26                   2,920,944
 2,500,000 Penney (J.C.) Co., Inc.,
              6.88%,10/15/15                   1,409,965
                                              ------------
                                               7,947,210
                                              ------------



1 4   N A T I O N W I D E               CONTINUED

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND FUND                         [ICON]
================================================================================
             October 31, 2000

PRINCIPAL         SECURITY                      VALUE
CORPORATE BONDS  (CONTINUED)
----------------------------------------------------------------------
SERVICES  (2.3%)

$2,000,000 Fluor Corp., 6.95%, 03/01/07     $  1,955,732
 1,000,000 Service Corp. International,
              6.30%, 03/15/03                    640,000
                                             -----------
                                               2,595,732
                                             -----------
----------------------------------------------------------------------
TELECOMMUNICATIONS  (2.6%)

 3,000,000 Rochester Telephone Corp.,
              8.77%, 04/16/01                  3,002,340
                                             -----------
----------------------------------------------------------------------
TEXTILES / APPAREL MANUFACTURING  (1.9%)

 1,000,000 V.F. Corp., 8.50%, 10/01/10 (a)     1,000,151
 1,075,000 V.F. Corp., 9.25%, 05/01/22 (a)     1,152,993
                                             -----------
                                               2,153,144
                                             -----------
----------------------------------------------------------------------
UTILITIES  (1.6%)

 2,000,000 South Carolina E & G,
              6.13%, 03/01/09                  1,840,568
                                             -----------

TOTAL CORPORATE BONDS (cost $98,087,046)      94,152,478
                                             -----------



PRINCIPAL         SECURITY                      VALUE
U.S. GOVERNMENT OBLIGATIONS (15.3%)
----------------------------------------------------------------------
GOVERNMENT-SPONSORED MORTGAGE-BACKED OBLIGATIONS (0.5%)

$  102,457 FHLMC 29X, 6.75%, 02/25/23       $     97,741
   207,752 FHLMC 29Z, 6.75%, 04/25/24            191,517
   223,698 FNMA REMIC G92-15G,
              7.00%, 04/25/20                    222,583
                                             -----------
                                                 511,841
                                             -----------
----------------------------------------------------------------------
GOVERNMENT-TREASURY  (14.8%)

 6,000,000 U.S. Treasury Bond,
               8.13%, 08/15/19                7,411,890
10,000,000 U.S. Treasury Bond,
               5.50%, 08/15/28                9,411,220
                                             -----------
                                             16,823,110
                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
           (cost $16,918,174)                17,334,951
                                             -----------

SHORT-TERM DEBT (2.2%)
----------------------------------------------------------------------
 2,542,000 Koch Industries 144A, 6.64%, 11/01/00(a)

TOTAL SHORT-TERM DEBT (cost $2,542,000)       2,541,531
                                             -----------

TOTAL INVESTMENTS (cost $117,547,220)       $114,028,960
                                             ===========
----------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
     FHLMC Federal Home Loan Mortgage Corp.
      FNMA Federal National Mortgage Corp.
     REMIC Real Estate Mortgage Investment Conduit
       PLC Public Limited Company (British, Finnish, or Irish)

(a) REPRESENTS A RESTRICTED SECURITY ACQUIRED AND ELIGIBLE FOR RESALE UNDER RULE 144A, WHICH LIMITS THE RESALE TO CERTAIN QUALIFIED BUYERS. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

COST FOR FEDERAL INCOME TAX PURPOSES: $117,547,220.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $113,578,373.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.





                                                       N A T I O N W I D E   1 5

NATIONWIDE(R) MUTUAL FUNDS
================================================================================

TAX-FREE INCOME FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      For the 12-month period ended October 31, 2000, the Nationwide Tax-Free Income Fund returned 7.90%(a) versus 8.51% for the Lehman Brothers Municipal Bond Index, the benchmark index.

      During the period, the municipal bond market continued to be dominated by supply and demand. In particular, the market saw lower new-issue volume and strong retail demand, but very limited institutional demand. New-issue supply trailed levels reached in 1999; issuance was down 17% through October. The main reason for the decline was the lack of refunding (replacing an old debt with a new one, usually to lower the interest cost of the issuer) volume, which was down substantially. Total issuance of refunding debt through the first 10 months of 2000 was $14.2 billion, only 41% of the total refunding activity for all of 1999. Interest rates were still higher than in 1999, giving issuers little need to market refunding issues.

      Demand for municipal bonds remained strong for the individual (retail) investor. These investors continued to allocate a portion of assets created from the equity bull market to the fixed income markets, specifically the municipal market. They tended to purchase bonds with maturities of 10 years or shorter, especially when interest rates declined. While the traditional investor moved into long-term securities, bond funds and property and casualty insurance companies remained on the sidelines.

      Municipal bond funds continued to experience weak cash flows, while property and casualty insurance companies sought higher returns in the taxable markets. These supply and demand factors have persisted throughout this year, and, as a result, the municipal market remained thin and fragile. In fact, even small shifts in these factors had an immediate impact on the price performance of the Tax-Free Income Fund's holdings. As a result, in the current low interest rate environment, long-term securities (15+ years) continued to provide the best gross total return, better than 10.06% for the 12-month period. The top performing securities in the Nationwide Tax-Free Fund were its long-term securities.

      During the period, no significant changes were made to the composition of the portfolio. As of October 31, 2000, the Nationwide Tax-Free Fund had an average maturity of 18.45 years (an increase of 0.45 years over the previous year end), and a duration of 7.63 years (a decline of 0.37 years over the previous year end). By comparison, the average maturity of the Lehman Brothers Municipal Bond Index was 13.77 years (an increase of 0.77 years) and its duration was 6.84 years (a decline of 0.35 years).

PORTFOLIO MANAGER: ALPHA BENSON

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $209,181,003
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

                                   [PIEGRAPH]


Municipal Securities 100.0%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Years Ended October 31, 2000)

          CLASS A*            CLASS B*           CLASS D
YEARS     W/O SC**  W/SC(1)   W/O SC**  W/SC(2)  W/O SC**  W/SC(1)
-------------------------------------------------------------------
  1        7.90%    3.06%     7.27%     2.27%    8.18%     3.32%
-------------------------------------------------------------------
  5        4.82%    3.86%     4.50%     4.16%    4.93%     3.97%
-------------------------------------------------------------------
 10        6.39%    5.90%     6.23%     6.23%    6.45%     5.96%
-------------------------------------------------------------------
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
* These returns include performance achieved prior to the creation of the class (5/11/98), excluding the effect of the expenses of Class A and B which includes a 0.25% (Class A) or 0.85% (Class B) 12b-1 fee. Had Class A or B been in existence for the time periods presented, the Fund's performance for such classes would have been lower as a result of the additional expenses.
**    These returns do not reflect the effects of a sales charge.
(1)   A 4.50% front-end sales charge was deducted.
(2) A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
+     See legend on inside back cover.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

FUND PERFORMANCE - CLASS D SHARES

                                  [LINE GRAPH]


                Class D         LBMBI           CPI

1990             9550           10000           10000
1991            10689           11217           10292
1992            11457           12158           10622
1993            13399           13870           10914
1994            12231           13266           11199
1995            14024           15234           11513
1996            14768           16103           11858
1997            15913           17470           12105
1998            17037           18871           12285
1999            18491           18537           12599
2000            17839           20114           13053

Comparative performance of $10,000 invested in Class D shares of the Tax-Free Income Fund, the Lehman Brothers Municipal Bond Index (LBMBI)(b) and the Consumer Price Index (CPI)(c) over a 10-year period ended 10/31/00. Unlike our Fund, these indices do not reflect any fees, expenses or sales charges.
(b) The LBMBI consists of investment-grade tax-exempt bonds and includes securities with at least one year to maturity and at least $100 million in par value outstanding.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.




1 6   N A T I O N W I D E

STATEMENT OF INVESTMENTS NATIONWIDE(R) TAX-FREE INCOME FUND   [PICTURE]
================================================================================
        OCTOBER 31, 2000

PRINCIPAL     SECURITY                                     VALUE
LONG-TERM MUNICIPAL SECURITIES (98.6%)
----------------------------------------------------------------------
ALABAMA  (7.3%)

$2,510,000 Alabama Housing Finance Authority
              Single-Family Mortgage Revenue Bonds,
              (Collateralized Home Mortgage
              Revenue Bond Program),
              Series 1996-D, 6.00%, 2016                $  2,591,575
 1,100,000 Birmingham, Alabama General Obligation
              Unlimited Tax Parking Warrants,
              Series 1995-A, 5.90%, 2018                   1,130,250
 2,000,000 Birmingham, Alabama General Obligation
              Unlimited Tax Refunding Revenue Bonds,
              Series 1992-B, 6.25%, 2016                   2,067,500
 3,500,000 Birmingham, Alabama Water & Sewer
              Revenue Warrants, Series 1998-A,
              4.75%, 2029                                  2,992,500
 2,480,000 Birmingham, Alabama Waterworks &
              Sewer Board Refunding Revenue Bonds,
              Series 1992, 6.13%, 2012                     2,576,100
 3,000,000 Jefferson County, Alabama Sewer
              Capital Improvement Revenue Warrants,
              Series A, 5.13%, 2029                        2,767,500
 1,500,000 Jefferson County, Alabama Sewer Capital
              Improvement Revenue Warrants,
              Series A, 5.00%, 2033                        1,336,875
                                                         -----------
                                                          15,462,300
                                                         -----------
----------------------------------------------------------------------
ARIZONA  (2.1%)

 1,800,000 Mesa, Arizona Industrial Development
              Authority Revenue Bonds, (Discovery
              Health Systems), Series A, 5.63%, 2029       1,795,500
 2,500,000 Salt River Project Agricultural
              Improvement & Power District, Arizona
              Electric System Revenue Bonds,
              Series 1992-C, 6.20%, 2012                   2,593,750
                                                         -----------
                                                           4,389,250
                                                         -----------
----------------------------------------------------------------------
COLORADO  (2.4%)

   340,000 Colorado Housing Finance Authority
              Single-Family Housing Revenue
              Refunding Bonds, Series 1991-A,
              7.15%, 2014                                    351,234
 2,000,000 Denver, Colorado City & County Airport
              Revenue Bonds, Series B, 5.00%, 2025         1,812,500
 3,000,000 Denver, Colorado City & County Airport
              Revenue Bonds, Series D, 5.50%, 2025         2,955,000
                                                         -----------
                                                           5,118,734
                                                         -----------
----------------------------------------------------------------------
CONNECTICUT  (2.0%)

 4,115,000 Connecticut Housing Finance Authority
              Housing Mortgage Finance Program
              Bonds, Series 1992-B, 6.70%, 2012            4,315,606
                                                         -----------
----------------------------------------------------------------------
DISTRICT OF COLUMBIA  (1.1%)

 2,500,000 District of Columbia General Obligation
              Unlimited Bonds, Series A, 5.50%, 2029       2,278,125
                                                         -----------
----------------------------------------------------------------------

PRINCIPAL     SECURITY                                     VALUE
LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
----------------------------------------------------------------------
GEORGIA  (3.2%)

$1,000,000 Atlanta, Georgia Airport General
              Obligation Refunding Revenue Bonds,
              Series A, 5.50%, 2026                     $    990,000
 1,000,000 Georgia Local Government Certificates
              of Participation Grantor Trust,
              Series 1998-A, 4.75%, 2028                     867,500
 2,750,000 Georgia Municipal Electric Power
              Authority Revenue Bonds,
              Series 1991-V, 6.60%, 2018                   3,059,375
 1,500,000 Georgia Private College & Universities
              Authority, Revenue Refunding Bonds,
              (Mercer University Project),
              Series A, 5.25%, 2025                        1,383,750
   565,000 Georgia Residential Financial Authority
              Homeownership Mortgage Revenue Bonds,
              Series A, 7.50%, 2017                          582,295
                                                         -----------
                                                           6,882,920
                                                         -----------
----------------------------------------------------------------------
ILLINOIS  (8.3%)


 3,050,000 Chicago Park District, Illinois General
              Obligation Unlimited Tax Park Bonds,
              Series 1996, 5.60%, 2021                     3,046,188
 1,750,000 Illinois Development Finance Authority
              Hospital Revenue Bonds, (Adventist
              Health Systems / Sunbelt Obligation),
              5.50%, 2020                                  1,480,938
 3,000,000 Illinois Development Finance Authority
              Hospital Revenue Bonds, (Adventist
              Health Systems / Sunbelt Obligation),
              5.65%, 2024                                  2,534,999
 2,185,000 Illinois Educational Facility Authority
              Revenue Bonds (Loyola University),
              Series 1991-A, 7.13%, 2021                   2,266,085
 1,000,000 Illinois Housing Development Authority
              Homeowner Mortgage Revenue Bonds,
              Series 1994 A-1, 6.45%, 2017                 1,038,750
 2,500,000 Illinois State Building, Illinois Sales Tax
              Revenue Bonds, Series V, 6.38%, 2017         2,640,625
 3,000,000 Illinois State General Obligation
              Unlimited Tax Bonds, Series 1994,
              5.80%, 2019                                  3,048,750
 1,500,000 Metropolitan Pier & Exposition Authority,
              Illinois Dedicated State Tax Revenue
              Bonds, (Mccormick Place Expansion
              Project), 5.50%, 2024                        1,468,125
                                                         -----------
                                                          17,524,460
                                                         -----------
----------------------------------------------------------------------
INDIANA  (3.9%)

 1,000,000 Ball State University Student Fee
              Revenue Bonds, Series J, 6.20%, 2020         1,057,500
 5,335,000 Indiana State Toll Road Commission
              East-West Toll Road Revenue Bonds,
              Series 1980, 9.00%, 2015                     7,242,263
                                                         -----------
                                                           8,299,763
                                                         -----------




                                CONTINUED              N A T I O N W I D E   1 7

STATEMENT OF INVESTMENTS NATIONWIDE(R) TAX-FREE INCOME FUND CONTINUED
======================================================================
        OCTOBER 31, 2000

PRINCIPAL     SECURITY                                     VALUE
LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
----------------------------------------------------------------------
KANSAS  (0.7%)

$1,500,000 Wichita, Kansas Hospital Revenue
              Refunding Bonds, (Facilities
              Improvements Series XI), 6.75%, 2019     $   1,578,750
                                                         -----------
----------------------------------------------------------------------
KENTUCKY  (1.6%)

 3,250,000 Jefferson County, Kentucky Jewish Hospital
              Healthcare Services Health Facilities
              Revenue Bonds, (Jewish Hospital, Inc.),
              Series 1995, 6.50%, 2015                     3,384,063
                                                         -----------
----------------------------------------------------------------------
MASSACHUSETTS (1.9%)

 2,525,000 Massachusetts State General Obligation
              Unlimited Tax Bonds, (Consolidated
              Loan), Series 1992-B, 6.50%, 2013            2,629,156
 1,700,000 Massachusetts State Health &
              Educational Facilities Authority,
              Southcoast Health Systems Revenue
              Bonds, Series A, 4.75%, 2027                 1,453,500
                                                         -----------
                                                           4,082,656
                                                         -----------
----------------------------------------------------------------------
MICHIGAN  (3.9%)

 3,500,000 Michigan State General Obligation
              Unlimited Tax Bonds, (Environmental
              Protection Program), Series 1992,
              6.25%, 2012                                  3,915,624
 2,000,000 Michigan State Hospital Finance
              Authority Revenue Bonds, (Ascension
              Health Credit), Series A, 5.75%, 2018        2,010,000
 1,000,000 Michigan State Hospital Finance
              Authority Refunding Revenue Bonds,
              (Henry Ford Health), Series A,
              5.25%, 2020                                    881,250
 1,500,000 Michigan State Hospital Finance
              Authority Refunding Revenue Bonds,
              (Henry Ford Health), 6.00%, 2024             1,451,250
                                                         -----------
                                                           8,258,124
                                                         -----------
----------------------------------------------------------------------
MINNESOTA  (2.1%)

 2,750,000 Minnesota State Housing Finance
              Agency Single-Family Mortgage
              Revenue Bonds, Series 1994-K,
              6.40%, 2015                                  2,863,438
 1,500,000 St. Louis Park Minnesota Independent
              School District Number 238 General
              Obligation Unlimited Tax Bonds,
              5.75%, 2018                                  1,537,500
                                                         -----------
                                                           4,400,938
                                                         -----------
----------------------------------------------------------------------
MISSOURI (1.0%)

 2,000,000 Missouri State Environmental
              Improvement & Energy Resources
              Authority Water Pollution Control
              Revenue Bonds, 6.55%, 2014                   2,095,000
                                                         -----------



PRINCIPAL         SECURITY                    VALUE
LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
----------------------------------------------------------------------
NEBRASKA  (2.5%)

$5,000,000 Nebraska Public Power District, Power
              Supply Systems Revenue Bonds,
              Series 1993, 6.13%, 2015               $     5,256,249
                                                         -----------
----------------------------------------------------------------------
NEW HAMPSHIRE  (0.7%)

 1,500,000 New Hampshire State Turnpike Systems
              Refunding Revenue Bonds,
              5.75%, 2020                                  1,501,875
                                                         -----------
----------------------------------------------------------------------
NEW JERSEY  (1.0%)

 1,000,000 New Jersey State Transportation Trust
              Fund Authority, Transportation Systems
              Revenue Bonds, Series A, 5.75%, 2017         1,055,000
 1,000,000 New Jersey State Turnpike Authority
              Revenue Bonds, Series 1991-C,
              6.50%, 2016                                  1,120,000
                                                         -----------
                                                           2,175,000
----------------------------------------------------------------------
NEW MEXICO  (0.7%)

 1,500,000 Bernalillo County, New Mexico
              Gross Receipts Tax Revenue Bonds,
              5.25%, 2026                                  1,417,500
                                                         -----------
----------------------------------------------------------------------
NEW YORK  (1.0%)

 1,000,000 New York, New York City Transitional
              Finance Authority Future Tax Secured
              Revenue Bonds, Series B, 5.75%, 2019         1,027,500
 1,000,000 New York State Local Government
              Assistance Corporation Revenue
              Refunding Bonds, Series 1993-E,
              6.00%, 2014                                  1,093,750
                                                         -----------
                                                           2,121,250
                                                         -----------
----------------------------------------------------------------------
NORTH CAROLINA  (6.3%)

   425,000 Charlotte-Mecklenberg Hospital
              Authority, North Carolina Health Care
              Systems Revenue Bonds, Series 1992,
              6.25%, 2020                                    429,250
 1,000,000 Cumberland County, North Carolina
              Hospital Facilities Revenue Bonds,
              (Cumberland County Hospital
              Systems, Inc.), 5.25%, 2019                    887,500
 1,865,000 North Carolina Housing Finance
              Agency, Single-Family Revenue Bonds,
              Series A, 6.25%, 2017                        1,930,274
 1,216,000 North Carolina Housing Finance Agency,
              Single-Family Revenue Bonds,
              Series J, 7.40%, 2022                        1,236,806
   955,000 North Carolina Housing Finance Agency,
              Single-Family Revenue Bonds,
              Series N, 7.40%, 2028                          976,908
 2,500,000 North Carolina Medical Care Commission
              Hospital Revenue Bonds, (Firsthealth
              of the Carolinas), 4.75%, 2026               2,128,125
 4,300,000 North Carolina Medical Care Commission
              Hospital Revenue Bonds,
              (Gaston Health Care), 5.00%, 2029            3,660,374



1 8   N A T I O N W I D E             CONTINUED

STATEMENT OF INVESTMENTS NATIONWIDE(R) TAX-FREE INCOME FUND CONTINUED
================================================================================
        OCTOBER 31, 2000


PRINCIPAL         SECURITY                                 VALUE
LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
----------------------------------------------------------------------
NORTH CAROLINA  (CONTINUED)

$2,000,000 North Carolina Medical Care
              Commission Hospital Revenue
              Refunding Bonds, (North Carolina
              Baptist Hospitals Project), Series
              1992-A, 6.38%, 2014                       $  2,060,000
                                                         -----------
                                                          13,309,237
                                                         -----------
----------------------------------------------------------------------
OHIO  (1.7%)

 1,100,000 Franklin County, Ohio Hospital Refunding
              & Improvement Revenue Bonds, (The
              Children's Hospital Project), Series
              1996-A, 5.75%, 2020                          1,091,750
 1,000,000 Hamilton, Ohio City School District
              General Obligation Bonds,
              Series A, 5.50%, 2019                          988,750
 1,500,000 Montgomery County, Ohio Hospital Revenue
              Bonds, (Kettering Medical Center),
              6.75%, 2018                                  1,516,875
                                                         -----------
                                                           3,597,375
                                                         -----------
----------------------------------------------------------------------
PENNSYLVANIA  (3.7%)

 1,500,000 Pennsylvania Housing Finance Agency
              Rental Housing Refunding Revenue
              Bonds, Issue 1992, 6.25%, 2007               1,556,250
 4,055,000 Pennsylvania Housing Finance Agency
              Rental Housing Refunding Revenue
              Bonds, Issue 1992, 6.40%, 2012               4,207,063
 2,000,000 Pennsylvania State Turnpike Commission,
              Oil Franchise Tax Revenue Bonds,
              Series A, 6.00%, 2014                        2,142,500
                                                         -----------
                                                           7,905,813
                                                         -----------
----------------------------------------------------------------------
SOUTH CAROLINA  (6.8%)

 4,980,000 Charleston, South Carolina Waterworks
              & Sewer System Refunding Capital
              Improvement Revenue Bonds,
              Series 1991, 6.00%, 2018                     5,060,924
 2,735,000 South Carolina State Housing Finance
              & Development Authority Homeownership
              Mortgage Purchase Bonds, Series
              1994-A, 6.38%, 2016                          2,892,263
 1,500,000 South Carolina State Housing Finance
              & Development Authority Multi-Family
              Revenue Refunding Bonds, Series
              1992-A, 6.88%, 2023                          1,556,250
 1,000,000 South Carolina State Public Service
              Authority Revenue Bonds,
              Series A, 5.50%, 2022                          991,250
 3,000,000 South Carolina Transportation
              Infrastructure Revenue Bonds,
              Series A, 5.38%, 2024                        2,906,250
 1,000,000 Spartanburg, South Carolina Water
              System Revenue Bonds,
              Series 1996, 6.10%, 2006                     1,073,750
                                                         -----------
                                                          14,480,687
                                                         -----------
----------------------------------------------------------------------



PRINCIPAL         SECURITY                                 VALUE
LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
----------------------------------------------------------------------
TENNESSEE  (2.8%)

$  955,000 Nashville & Davidson County, Tennessee
              Health & Educational Facilities
              Revenue Bonds, (Meharry Medical
              College New Collateralized),
              Series 1979, 7.88%, 2004                  $  1,019,463
 4,200,000 Shelby County, Tennessee Educational
              & Housing Facilities Board Revenue
              Bonds, (St. Judes Children's Research),
              5.38%, 2024                                  3,890,250
 1,000,000 Shelby County, Tennessee Health
              Educational & Housing Facilities
              Board Revenue Bonds, (St. Judes
              Children's Research), 6.00%, 2014            1,038,750
                                                         -----------
                                                           5,948,463
                                                         -----------
----------------------------------------------------------------------
TEXAS  (16.4%)

 2,325,000 Beaumont Independent School District,
              Texas General Obligation Unlimited Tax
              School Building Bonds, Series 1996,
              5.00%, 2016                                  2,232,000
 1,300,000 Collin County, Texas Permanent
              Improvement General Obligation Limited
              Tax Bonds, Series A, 5.50%, 2019             1,291,875
 2,000,000 Comal, Texas Independent School
              District General Obligation Unlimited Tax
              School Building and Refunding Bonds,
              5.63%, 2019                                  2,007,500
 2,300,000 Fort Bend Independent School District,
              Texas General Obligation Unlimited Tax
              Bonds, Series 1996, 5.00%, 2018              2,187,875
 1,350,000 Fort Worth, Texas General Obligation
              Limited Tax Bonds, 5.63%, 2017               1,361,813
 1,000,000 Gulf Coast Waste Disposal Authority
              Texwaste Disposal Revenue Bonds,
              (Valero Energy Corp. Project),
              5.70%, 2032                                    870,000
 5,325,000 Harris County, Texas Health Facilities
              Development Corporation Revenue
              School Health Care Systems, Series B,
              5.75%, 2027                                  5,398,219
 1,500,000 Houston, Texas Independent School District
              General Obligation Limited Tax School
              House Refunding Bonds, Series 1997,
              5.38%, 2017                                  1,490,625
 7,000,000 Houston, Texas Independent School
              District General Obligation Limited
              Tax School House Refunding Bonds,
              4.75%, 2026                                  5,967,500
    65,000 Houston, Texas Water & Sewer Junior
              Lien Revenue Refunding Bonds, Series
              1991-C, 6.38%, 2017                             67,645
   935,000 Houston, Texas Water & Sewer Systems
              Junior Lien Partially Refunded Revenue
              Bonds Series C, 6.38%, 2017                    963,218
 1,245,000 Lower Colorado River Authority, Texas
              Junior Lien Refunding Revenue Bonds,
              Escrowed Series 1992, 6.00%, 2017            1,341,488



                                CONTINUED              N A T I O N W I D E   1 9

STATEMENT OF INVESTMENTS NATIONWIDE(R) TAX-FREE INCOME FUND CONTINUED
================================================================================
        OCTOBER 31, 2000


PRINCIPAL         SECURITY                                    VALUE
LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------
TEXAS  (CONTINUED)

$  515,000 Lower Colorado River Authority, Texas Junior
              Lien Refunding Revenue Bonds,
              Unrefunded Series 1992, 6.00%, 2017           $   524,013
   650,000 Lower Colorado River Authority, Texas
              Junior Lien Refunding Revenue Bonds,
              Unrefunded Series 1992, 6.00%, 2017               661,375
 1,250,000 Port Corpus Christi, Texas Industrial
              Development Corporation Revenue
              Refunding Bonds, (Valero Energy Corp.),
              Series 1998-A, 5.45%, 2027                      1,081,250
 1,000,000 Socorro Texas Independent School District
              General Obligation Unlimited Tax Bonds,
              Series A, 5.75%, 2014                           1,031,250
 2,415,000 Texas State Water Development
              General Obligation Unlimited Tax Bonds,
              Series 1994, 6.90%, 2017                        2,568,956
 1,000,000 United Independent School District
              General Obligation Unlimited Tax
              Bonds, 5.38%, 2025                                961,250
 2,655,000 Weatherford, Texas Independent School
              District General Obligation Unlimited
              Tax School Building and Refunding
              Bonds, Series 1994, 6.50%, 2015                 2,850,806
                                                             ----------
                                                             34,858,658
                                                             ----------
-------------------------------------------------------------------------
UTAH  (0.5%)

 1,000,000 Utah State Housing Finance Agency
              Multi-Family Housing Revenue
              Refunding Bonds, (Cottonwoods
              Apartment Project), Issue 1995,
              6.30%, 2015                                     1,043,750
                                                             ----------
-------------------------------------------------------------------------
VERMONT  (1.0%)

 2,000,000 Vermont Educational & Health Buildings
              Financing Agency Revenue Bonds,
              (Fletcher Allen Health),
              Series A, 6.00%, 2023                           2,060,000
                                                             ----------
-------------------------------------------------------------------------
VIRGINIA  (5.9%)

   940,000 Fairfax County, Virginia Water Authority
              Revenue Refunding Bonds,
              Series 1992, 6.00%, 2022                          972,900
 1,205,000 Henrico County, Virginia Water & Sewer
              System Refunding Revenue Bonds,
              Series 1994, 5.88%, 2014                        1,250,188
 2,900,000 Virginia Housing Development Authority
              Commonwealth Mortgage Revenue
              Bonds, Subseries C-7, 6.30%, 2015               2,972,500
 1,000,000 Virginia Housing Development Authority
              Commonwealth Mortgage Revenue
              Bonds, Series 1995-B-3, 6.35%, 2015             1,045,000
 1,930,000 Virginia Housing Development Authority
              Commonwealth Mortgage Revenue
              Bonds, Series 1995-B-3, 6.35%, 2016             2,016,850
 2,000,000 Virginia Housing Development Authority
              Commonwealth Mortgage Revenue
              Bonds, Series 1992-A, 7.10%, 2022               2,075,000



PRINCIPAL         SECURITY                                    VALUE
LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
VIRGINIA  (CONTINUED)

$2,000,000 Virginia State Public School Authority
              Revenue Bonds, Series A,
              6.20%, 2013                                   $ 2,125,000
                                                             ----------
                                                             12,457,438
                                                             ----------
-------------------------------------------------------------------------
WASHINGTON  (5.1%)

 5,405,000 Central Puget Sound, Washington
              Regional Transit Authority Sales Tax
              & Motor Bonds, 4.75%, 2028                      4,614,519
 2,000,000 Seattle, Washington Water Systems
              Revenue Bonds, 5.38%, 2029                      1,900,000
 1,000,000 Washington State Motor Vehicle Fuel
              Tax General Obligation Unlimited Tax
              Bonds, Series C, 5.80%, 2017                    1,030,000
 3,500,000 Washington State Motor Vehicle Fuel
              Tax General Obligation Unlimited Tax
              Bonds, Series 1997-D, 5.38%, 2022               3,377,500
                                                             ----------
                                                             10,922,019
                                                             ----------
-------------------------------------------------------------------------

WISCONSIN  (1.0%)

 2,000,000 Wisconsin State General Obligation
              Unlimited Tax Bonds, Series 1992-A,
              6.30%, 2011                                     2,055,000
                                                              ---------

TOTAL LONG-TERM MUNICIPAL

SECURITIES (cost $205,987,239)                             $209,181,003
                                                            ===========
-------------------------------------------------------------------------
COST FOR FEDERAL TAX PURPOSES: $205,774,841.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $212,189,253.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

Distribution of investments, as a percentage of total investments in securities at value, is as follows:

-------------------------------------------------------------------------------
          INDUSTRY                      PERCENT %     MKT. VALUE

County/City School Districts             8.1%       $ 16,967,681
Education                                2.7%          5,738,585
Finance                                  4.8%         10,036,875
Hospitals and Health Services           20.0%         41,750,807
Housing                                 16.9%         35,251,811
Miscellaneous                            1.5%          3,176,250
States, Territories, and Possessions    14.7%         30,774,362
Transportation                          14.0%         29,225,531
Water, Sewer, and Combined Utilities    17.3%         36,259,101
                                       -----         -----------
                                       100.0%       $209,181,003
                                       =====         ===========




2 0   N A T I O N W I D E

Officers

Joseph J. Gasper - Chairman
Kevin S. Crossett - Secretary
Elizabeth A. Davin - Assistant Secretary
Alaina V. Metz - Assistant Secretary
Zita A. Resurreccion - Assistant Secretary
Michael A. Krulikowski - Assistant Secretary
Dina A. Tantra - Assistant Secretary
Gerald J. Holland - Treasurer
James F. Laird, Jr. - Assistant Treasurer
William J. Baltrus - Assistant Treasurer
Laurice A. Frysinger - Assistant Treasurer
Edwin P. McCausland - Assistant Treasurer
Bryan C. Haft - Assistant Treasurer
Mark R. Thresher - Assistant Treasurer


INVESTMENT ADVISOR
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, Pennsylvania 19428

TRANSFER AGENT
Nationwide Investor Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098

INDEPENDENT AUDITOR
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492






This report is for the information of shareholders of the Nationwide Family of Funds. For more complete information regarding any of the mutual funds within the Nationwide Family of Funds, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send any money.

Nationwide is a registered Federal Service mark of the Nationwide Mutual Insurance Company.


TRUSTEES
Joseph J. Gasper
Chairman
Columbus, Ohio

Charles E. Allen
Detroit, Michigan

Paula H.J. Cholmondeley
Boston, Massachusetts

C. Brent Devore
Westerville, Ohio

Robert M. Duncan
Columbus, Ohio

Barbara Henningar
Englewood, Colorado

Paul J. Hondros
Conshohocken, Pennsylvania

Thomas J. Kerr, IV
Westerville, Ohio

Douglas F. Kridler
Columbus, Ohio

Dimon R. McFerson
Columbus, Ohio

Arden L. Shisler
Dayton, Ohio

David C. Wetmore
Reston, Virginia

--------------------------------------------------------------------------------

ABOUT PERFORMANCE

The performance of the funds, as reflected on pages 2-25, includes performance of their respective predecessor funds prior to reorganization. In addition, the performance of the class A and B shares prior to such date has been restated for sales charges but not for fees applicable to class A and B. The reorganization of the funds took place on May 11, 1998.
The predecessor to the Millennium Growth Fund was the Financial Horizons Investment Trust Growth Fund.
The predecessor to the Long-Term U.S. Government Bond Fund was the Financial Horizons Investment Trust Government Bond Fund. The Nationwide Investing Foundation III funds were preceded by funds of the Nationwide Investing Foundation or Nationwide Investing Foundation II.
Inception-to-date class-specific total returns can be found in the Financial Highlights, which start on page 39.

                                                [PICTURE]  2000


A FOUNDATION OF STRONG PRINCIPLES

We built Villanova Capital on four core values:

- CLIENT FOCUS. As the stewards of our clients' assets, we must deliver on our promise to manage their assets in a manner consistent with their objectives. Thus, a growth portfolio must concentrate on growth only, just as a value or core equity portfolio must adhere strictly to its mandate.
- PEOPLE. We must attract and retain talented and committed professionals, and we must provide them with the best research and technology tools available to do their jobs well.
- PERFORMANCE. We must strive to produce competitive risk-adjusted results for our investors and work to ensure that our funds follow consistent, well-articulated and repeatable investment processes.
- INTEGRITY. We must uphold our pledge to maintain the highest level of integrity in all aspects of our business.

A HEADQUARTERS RICH IN HISTORY, RENOVATED FOR THE 21ST CENTURY

      Photographs of Villanova Capital's Pennsylvania headquarters are found throughout this report.

      Villanova Capital is based in historic River Park, some 15 miles west of central Philadelphia, on the banks of the Schuylkill River.

      We occupy three buildings in River Park, which, as recently as ten years ago, was the site of a working paper mill. The site's original mill was built in 1746 with financial assistance from Benjamin Franklin, who used paper from the mill to print currency for the 13 colonies during the American Revolution.

      We worked closely with the property's developer to create a financial services center for the new millennium, while protecting the masonry and beams of the two-centuries-old buildings.

General Account Service and Exchanges:

1-800-848-0920

Fund Information

24 Hours a Day, 7 Days a Week:

1-800-637-0012

www.nationwidefunds.com



                                   [PICTURE]


Nationwide(R) Family of Funds - offered by Villanova Capital through Nationwide Advisory Services


   [NATIONWIDE                                                  PRSRT STD
    Family of Funds Logo]                                      U S POSTAGE
                                                                   PAID
P.O. Box 1492                                                  CLEVELAND OH
Columbus, Ohio 43216-1492                                    PERMIT NO. 1702

October 2000
Annual Report




HS-402-12/00

                                                                         [PHOTO]
NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------
LONG-TERM U.S. GOVERNMENT
BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE


   For the 12-month period ended October 31, 2000, the Nationwide Long-Term U.S. Government Bond Fund returned 8.28%(a) versus 11.33% for the Lehman Brothers Government Bond Long-Term Index, the benchmark index.

   After a difficult 1999, bond market investors who remained fully invested were rewarded for their patience in 2000. Long-term U.S. Treasuries dropped 40 basis points during the period.

   The Fund's underperformance versus the Index was caused by the Fund's shift (within its allowable range) to a longer maturity during the first quarter when long term Treasuries realized their best results.

    During the period, the Fund's top-performing sector was U.S. Treasury bonds. Agency notes and mortgage-backed bonds detracted from performance as their spread to Treasuries widened to historic levels. As the time to maturity is lengthened, non-Treasury issues will experience increased volatility. For this reason, I believe allocating a significant portion of the portfolio to U.S. Treasury bonds would yield the best return results. As of October 31, approximately 68% of the portfolio was in this sector.

   Once the portfolio was converted to a long-term maturity fund, activity remained minimal.

PORTFOLIO MANAGER:  GARY R. HUNT, CFA

(a) Performance of Class A shares without sales charge and assumes all distributions are reinvested.

PORTFOLIO MARKET VALUE $32,221,808
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

Repurchase Agreement 13.2%
-----------------------------------             [PIE GRAPH]
U.S. Government Obligations 86.8%



AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Periods Ended October 31, 2000)

        CLASS A*            CLASS B*         CLASS D
YEARS   W/O SC**  W/SC(1)   W/O SC** W/SC(2) W/O SC** W/SC(1)
--------------------------------------------------------------------------------
  1        8.28%   3.44%     7.63%   2.63%    8.53%   3.67%
--------------------------------------------------------------------------------
  5        6.00%   5.03%     5.68%   5.35%    6.12%   5.15%
--------------------------------------------------------------------------------
  10       7.83%   7.33%     7.66%   7.66%    7.89%   7.39%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  *  THESE RETURNS INCLUDE PERFORMANCE ACHIEVED PRIOR TO THE CREATION
     OF THE CLASS (5/11/98), EXCLUDING THE EFFECT OF THE EXPENSES OF CLASS A AND B WHICH INCLUDE A 0.25% (CLASS A) OR 0.85% (CLASS B) 12b-1 FEE. HAD CLASS A OR B BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE FUND'S PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSES.
 **  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
 (1) A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
 (2) A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
     THE CDSC DECLINES TO 0% AFTER 6 YEARS.
  +  SEE LEGEND ON INSIDE BACK COVER.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
UP

FUND PERFORMANCE - CLASS D SHARES

                                  [LINE GRAPH]

                           LB Govt Bond
           Class D         Long Term           MLGMI       CPI
1990        9550             10000             10000      10000
1991       11123             11833             11464      10292
1992       12341             13208             12649      10622
1993       13665             16387             14294      10914
1994       13020             14462             13678      11199
1995       15192             18368             15783      11513
1996       15953             19017             16580      11858
1997       17368             21431             18016      12105
1998       19299             24670             20060      12285
1999       18837             23353             19620      12599
2000       20445             25998             21405      13053

COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN CLASS D SHARES OF THE LONG-TERM U.S. GOVERNMENT BOND FUND, THE LEHMAN BROTHERS GOVERNMENT BOND LONG TERM INDEX (LB GOVT. BOND LONG TERM)(b), THE MERRILL LYNCH GOVERNMENT MASTER INDEX (MLGMI)(c) AND THE CONSUMER PRICE INDEX (CPI)(d) OVER A 10-YEAR PERIOD ENDED 10/31/00. UNLIKE OUR FUND, THESE INDICES DO NOT REFLECT ANY FEES, EXPENSES OR SALES CHARGES.

(b) THE LB GOVT. BOND LONG TERM IS A TOTAL RETURN INDEX CONSISTING OF DOLLAR DENOMINATED DEBT ISSUES OF GREATER THAN 10 YEARS. THE FUND CHANGED TO THIS BENCHMARK INDEX BECAUSE IT MORE ACCURATELY REFLECTS THE LONG TERM BONDS THE FUND INVESTS IN.
(c) THE MLGMI CONSISTS OF U.S. TREASURY NOTES AND BONDS WITH ONE OR MORE YEARS REMAINING TO FINAL MATURITY AND AT LEAST $1 BILLION IN FACE VALUE OUTSTANDING, AND U.S. AGENCIES WITH ONE OR MORE YEARS REMAINING TO FINAL MATURITY AND AT LEAST $100 MILLION IN FACE VALUE OUTSTANDING.
(d) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.


                                 21 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) LONG-TERM U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

PRINCIPAL         SECURITY                                        VALUE
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (86.3%)
--------------------------------------------------------------------------------
GOVERNMENT-AGENCY  (6.6%)

$1,000,000 FHLB, 7.40%, 04/17/17                               $ 1,043,044
 1,150,000 FHLB, 6.37%, 12/04/17                                 1,080,868
                                                               -----------
TOTAL GOVERNMENT - AGENCY  (cost $2,033,188)                     2,123,912
                                                               -----------

--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE-BACKED  (11.7%)

 1,962,139 FNMA Pool #381019, 6.27%, 12/01/08                    1,914,650
 1,948,556 FNMA Pool #380311, 6.30%, 05/01/13                    1,888,196
                                                               -----------
TOTAL GOVERNMENT - MORTGAGE-BACKED  (cost $3,762,987)            3,802,846
                                                               -----------

--------------------------------------------------------------------------------
GOVERNMENT TREASURY  (68.0%)

 4,750,000 U.S. Treasury Bond, 11.25%, 02/15/15                  7,123,518
 5,000,000 U.S. Treasury Bond, 8.13%, 08/15/19                   6,176,575
 2,000,000 U.S. Treasury Bond, 6.25%, 08/15/23                   2,063,080
 6,000,000 U.S. Treasury Bond, 6.88%, 08/15/25                   6,682,877
                                                               -----------
TOTAL GOVERNMENT - TREASURY  (cost $21,431,597)                 22,046,050
                                                               -----------

TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS (cost $27,227,772)                                  27,972,808
                                                               -----------




PRINCIPAL         SECURITY                                        VALUE
REPURCHASE AGREEMENT  (13.1%)
--------------------------------------------------------------------------------

$4,249,000 Warburg Dillon Read, 6.51%, 10/31/00,
              Matures 11/01/00, Collaterized by
              $2,969,000 U.S. Treasury Bond, 9.88%,
              11/15/15, Market Value $4,249,381

TOTAL REPURCHASE AGREEMENTS (cost $4,249,000)                  $ 4,249,000
                                                               -----------

TOTAL INVESTMENTS (cost $31,476,772)                           $32,221,808
                                                               ===========

--------------------------------------------------------------------------------

The abbreviations in the above statement stand for the following:
      FHLB Federal Home Loan Bank
      FNMA Federal National Mortgage Association

COST ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $32,406,294.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                 22 NATIONWIDE

                                                                         [PHOTO]
NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

INTERMEDIATE U.S. GOVERNMENT BOND FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the 12-month period ended October 31, 2000, the Nationwide Intermediate U.S. Government Bond Fund returned 7.40%(a) versus 8.00% for the Merrill Lynch Government Master Index, the benchmark index.
   After a difficult 1999, bond market investors who remained fully invested were rewarded for their patience in 2000. Intermediate-term interest rates dropped 16 to 30 basis points during the 12-month period, and long term interest rates dropped 40 basis points. As a result, U.S. Treasuries were the best performers. The Fund was underweighted this sector, which led to its underperformance versus the Index.
   The portfolio's best performers during the period were U.S. Treasuries with final maturities of 15 years. Holdings of Agency notes and mortgage-backed bonds detracted from performance as their spread to Treasuries widened to historic levels.
   During the 12 months, I sold agency notes in favor of mortgage-backed bonds at substantial yield pickups. As of October 31, mortgage-backed bonds made up approximately 49% of Fund holdings. In my opinion, the sector appears quite attractive given the current interest rate environment. However, as we move into 2001, I anticipate that the Federal Reserve bank will ease rates. This action would cause me to sell higher coupon mortgage-backed securities and purchase intermediate Agency and Treasury notes in the five-year sector. This structure should help the fund to outperform in a steady-to-falling interest rate environment.

PORTFOLIO MANAGER:  GARY R. HUNT, CFA

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $111,323,459
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

Repurchase Agreement 4.1%
--------------------------------------          [PIE GRAPH]
U.S. Government Obligations 95.9%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Periods Ended October 31, 2000)

        CLASS A*           CLASS B*          CLASS D
YEARS   W/O SC**  W/SC(1)  W/O SC** W/SC(2)  W/O SC** W/SC(1)
--------------------------------------------------------------------------------
  1        7.40%   2.53%     6.72%   1.72%    7.73%   2.84%
--------------------------------------------------------------------------------
  5        5.80%   4.82%     5.47%   5.15%    5.93%   4.95%
--------------------------------------------------------------------------------
  Life(3)  6.28%   5.72%     6.09%   6.09%    6.35%   5.79%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  *  THESE RETURNS INCLUDE PERFORMANCE ACHIEVED PRIOR TO THE CREATION
     OF THE CLASS (5/11/98), EXCLUDING THE EFFECT OF THE EXPENSES OF CLASS A AND B WHICH INCLUDE A 0.25% (CLASS A) OR 0.85% (CLASS B) 12b-1 FEE. HAD CLASS A OR B BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE FUND'S PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSES.
 **  THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
  1  A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
  2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
  3  FUND COMMENCED OPERATIONS ON 2/10/92.
  +  SEE LEGEND ON INSIDE BACK COVER.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FUND PERFORMANCE - CLASS D SHARES

                                  [LINE GRAPH]

         Class D  MLGMI    CPI
2/10/92   9550    10000    10000
1992      9970    10741    10268
1993     10980    12137    10550
1994     10522    11612    10825
1995     12256    13401    11130
1996     12903    14076    11463
1997     14050    15299    11702
1998     15315    17033    11875
1999     15173    16829    12180
2000     16346    18175    12618

COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN CLASS D SHARES OF THE INTERMEDIATE U.S. GOVERNMENT BOND FUND, THE MERRILL LYNCH GOVERNMENT MASTER INDEX (MLGMI)(b) AND THE CONSUMER PRICE INDEX (CPI)(c) SINCE THE FUND'S INCEPTION (2/10/92) TO 10/31/00. UNLIKE OUR FUND, THESE INDICES DO NOT REFLECT ANY FEES, EXPENSES OR SALES CHARGES.
(b) THE MLGMI CONSISTS OF U.S. TREASURY NOTES AND BONDS WITH ONE OR MORE YEARS REMAINING TO FINAL MATURITY AND AT LEAST $1 BILLION IN FACE VALUE OUTSTANDING, AND U.S. AGENCIES WITH ONE OR MORE YEARS REMAINING TO FINAL MATURITY AND AT LEAST $100 MILLION IN FACE VALUE OUTSTANDING.
(c) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.



                                 23 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

PRINCIPAL         SECURITY                                       VALUE
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (95.5%)
--------------------------------------------------------------------------------
GOVERNMENT-AGENCY  (19.4%)

$1,000,000 Federal Farm Credit, 7.16%, 05/15/06                $ 1,025,575
 3,250,000 FHLB, 5.54%, 04/21/03                                 3,175,982
 3,200,000 FHLB, 5.80%, 1/08/04                                  3,121,795
 1,900,000 FHLB, 5.43%, 01/29/04                                 1,836,000
 2,000,000 FHLB, 6.95%, 03/26/07                                 2,038,272
 2,000,000 FHLB, 6.53%, 07/23/07                                 1,996,262
 1,000,000 FHLB, 6.02%, 01/09/08                                   967,781
 3,000,000 FHLMC, 5.98%, 12/08/05                                2,925,942
 2,655,000 FHLMC, 6.70%, 01/09/07                                2,670,688
 1,000,000 FNMA, 5.75%, 09/23/03                                   978,578
 1,000,000 FNMA, 5.79%, 12/01/03                                   977,701
                                                               -----------
TOTAL GOVERNMENT - AGENCY (cost $21,869,844)                    21,714,576
                                                               -----------

--------------------------------------------------------------------------------
GOVERNMENT-SPONSORED MORTGAGE-BACKED OBLIGATIONS  (48.1%)

 2,449,302 FHLMC REMIC, Series 1462-PT,
              7.50%, 01/15/03                                    2,457,703
 2,885,767 FHLMC REMIC, Series 1313-G,
              7.25%, 06/15/07                                    2,887,037
 2,000,000 FHLMC REMIC, Series 1560-PN,
              7.00%, 12/15/12                                    1,960,480
 5,000,000 FHLMC REMIC, Series 1688-J,
              6.00%, 12/15/13                                    4,854,500
 4,832,300 FHLMC REMIC, Series 2134-PT,
              6.00%, 07/15/14                                    4,753,872
 3,000,000 FHLMC REMIC, Series 2054-PS,
              6.00%, 09/15/18                                    2,935,320
 1,000,000 FHLMC REMIC, Series 1629-HA,
              3.50%, 12/15/21                                      886,470
   922,082 FNMA, Pool #73341, 6.31%, 01/01/06                      902,735
   973,552 FNMA, Pool #380488, 6.10%, 07/01/08                     932,704
 1,962,139 FNMA, Pool #381019, 6.27%, 12/01/08                   1,914,650
 6,717,652 FNMA, Pool #73731, 7.42%, 11/01/11                    6,886,853
 1,083,735 FNMA, Pool #381570, 6.30%, 04/01/14                   1,025,341
 4,805,998 FNMA, Pool #460221, 6.32%, 04/01/14                   4,645,719
 1,711,133 FNMA, Pool #73847, 7.05%, 02/01/17                    1,712,980
 2,197,982 FNMA, Pool #73942, 7.18%, 02/01/17                    2,219,805
   582,685 FNMA REMIC, Series 92-126,
              8.00%, 07/25/02                                      584,974
 4,000,000 FNMA REMIC, Series 1993-114 H,
              6.50%, 07/25/08                                    3,973,680
 3,000,000 FNMA REMIC, Series 1999-19 TD,
              6.50%, 04/25/13                                    2,943,390
   128,038 FNMA REMIC, Series 25-B,
              9.25%, 10/25/18                                      134,039
   754,918 FNMA REMIC, Series 7-B,
              8.50%, 01/25/20                                      773,132
 4,481,479 FNMA REMIC, Series G92-42 Z,
              7.00%, 07/25/22                                    4,392,970
                                                               -----------

TOTAL GOVERNMENT-SPONSORED

MORTGAGE-BACKED OBLIGATION (cost $53,310,360)                   53,778,354
                                                               -----------

--------------------------------------------------------------------------------
GOVERNMENT-TREASURY  (28.0%)

10,000,000 U.S. Treasury Bond, 12.00%, 08/15/13                 13,678,990
 4,000,000 U.S. Treasury Bond, 11.25%, 02/15/15                  5,998,752
 4,000,000 U.S. Treasury Bond, 6.88%, 8/15/25                    4,455,252

PRINCIPAL         SECURITY                                        VALUE
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (CONTINUED)
--------------------------------------------------------------------------------
GOVERNMENT-TREASURY  (CONTINUED)

$15,000,000  U.S. Treasury STRIPS, 0.00%, 05/15/13             $  7,130,535
                                                               ------------

TOTAL GOVERNMENT-TREASURY (cost $30,369,756)                     31,263,529
                                                               ------------

TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS (cost $105,549,960)                          106,756,459
                                                               ------------

REPURCHASE AGREEMENT  (4.1%)
--------------------------------------------------------------------------------

 4,567,000 Warburg Dillon Read, 6.51%, 10/31/00, Matures
              11/01/00, Collateralized by $4,859,000
              U.S. Treasury Bond, 5.50%, 08/15/28,
              Market Value $4,658,566

TOTAL REPURCHASE AGREEMENT (cost $4,567,000)                      4,567,000
                                                               ------------

TOTAL INVESTMENTS (cost $110,116,960)                          $111,323,459
                                                               ============

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
      FHLB Federal Home Loan Bank
     FHLMC Federal Home Loan Mortgage Corp.
      FNMA Federal National Mortgage Corp.
     REMIC Real Estate Mortgage Investment Conduit
    STRIPS Separate Trading of Registered Interest and
              Principal Securities

COST ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSE.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $111,736,654.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 24 NATIONWIDE

                                                                         [PHOTO]
NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   For the 12-month period ended October 31, 2000, the Nationwide Money Market Fund returned 5.74%(a) versus 3.60% for the Consumer Price Index (CPI), the benchmark index.
   During calendar year 2000, the Federal Open Market Committee (FOMC) increased the Federal Funds rate one full percentage point, from 5.50% to 6.50%. At the start of 2000, the FOMC had a neutral bias on interest rates. However, since February, the Committee, concerned about inflation, has maintained a tightening bias.
   Due to these inflationary concerns, our strategy has been to stay on the shorter end of the yield curve and buy longer maturity issues only when paid to do so. The Fund ended its fiscal year with an average maturity of 30 days.
   The Fund's best performing category was commercial paper. U.S. Government and Agency securities--presumed to be risk-free investments--provided the lowest returns.
   Y2K was a not a problem for the Fund as was anticipated. Commercial paper issuers who left the market during December 1999 and early January 2000 returned soon after.
   In April 2000, Finova Capital Corporation was downgraded and became a tier-two security. At the time of the downgrade, the Fund sold out its entire position--approximately $46.6 million. The entire position would have matured by May 2, 2000. The sale had no impact on the net asset value of the Fund nor on the 7-day yield.
   On October 31, 2000, the Fund held 95.5% Commercial Paper (9.4% asset-backed and 86.1% other commercial paper), 4.7% U.S. Government and Agency securities, and 0.3% Certificates of Deposit.

PORTFOLIO MANAGER:  PATRICIA A. MYNSTER

(a) Performance of Prime shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $1,505,763,546
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

Certificates of Deposit 0.3%
------------------------------------
U.S. Government Obligations 4.7%                [PIE GRAPH]
------------------------------------
Certificates of Deposit 95.0%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Periods Ended October 31, 2000)

                                             SERVICE
YEARS                    PRIME SHARES     CLASS SHARES
--------------------------------------------------------------------------------
  1                          5.74%              5.64%
--------------------------------------------------------------------------------
  5                          5.12%                 -
--------------------------------------------------------------------------------
  10                         4.67%                 -
--------------------------------------------------------------------------------
  Life(1)                       -               4.65%

-------------------------------------------------------------------------------

THERE IS NO SALES CHARGE ON THE SHARES OF THE MONEY MARKET FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

  (1) SERVICE CLASS SHARES WERE FIRST OFFERED TO THE PUBLIC ON JANUARY 4, 1999. + SEE LEGEND ON INSIDE BACK COVER.

 AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND PERFORMANCE - PRIME SHARES

                                  [LINE GRAPH]

       Prime Shares      CPI
1990      10000         10000
1991      10617         10292
1992      10993         10622
1993      11278         10914
1994      11655         11199
1995      12293         11513
1996      12914         11858
1997      13573         12105
1998      14266         12285
1999      14928         12599
2000      15783         13053

COMPARATIVE PERFORMANCE OF $10,000 INVESTED IN THE PRIME SHARES OF THE MONEY MARKET FUND AND THE CONSUMER PRICE INDEX (CPI)(b) OVER A 10-YEAR PERIOD ENDED 10/31/00. UNLIKE OUR FUND, THIS INDEX DOES NOT REFLECT ANY FEES OR EXPENSE.

(b) THE CPI REPRESENTS CHANGES IN PRICES OF A BASKET OF GOODS AND SERVICES PURCHASED FOR CONSUMPTION BY URBAN HOUSEHOLDS.



                                 25 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) MONEY MARKET FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

PRINCIPAL         SECURITY                                        VALUE
COMMERCIAL PAPER  (95.5%)
--------------------------------------------------------------------------------
AGRICULTURE / FINANCE  (2.8%)

           John Deere Capital Corp. (2.8%)
$10,000,000 6.50%, 11/09/00                                     $ 9,985,556
 20,000,000  6.49%, 11/15/00                                     19,949,521
 11,924,000  6.48%, 11/21/00                                     11,881,074
                                                                -----------
                                                                 41,816,151
                                                                -----------

--------------------------------------------------------------------------------
ASSET BACKED SECURITIES  (9.4%)

           Delaware Funding Corp.(Private Placement*)  (1.7%)
   652,000 6.49%, 12/07/00                                          647,769
 5,597,000 6.49%, 12/08/00                                        5,559,666
20,000,000 6.53%, 01/25/01                                       19,691,639
                                                                -----------
                                                                 25,899,074
                                                                -----------

           Falcon Asset Securitization Corp.
           (Private Placement*)  (3.0%)
12,000,000 6.50%, 11/14/00                                       11,971,833
 8,000,000 6.50%, 11/15/00                                        7,979,778
20,000,000 6.50%, 11/16/00                                       19,945,834
 5,000,000 6.50%, 11/21/00                                        4,981,944
                                                                -----------
                                                                 44,879,389
                                                                -----------

           Preferred Receivables Funding Co.
           (Private Placement*)  (2.9%)
15,000,000 6.50%, 11/08/00                                       14,981,042
15,000,000 6.50%, 11/16/00                                       14,959,375
10,000,000 6.49%, 12/07/00                                        9,935,100
 3,000,000 6.48%, 12/08/00                                        2,980,020
                                                                -----------
                                                                 42,855,537
                                                                -----------

           Variable Funding Capital Corp.
           (Private Placement*)  (1.8%)
16,000,000 6.50%, 11/02/00                                       15,997,111
10,000,000 6.50%, 11/03/00                                        9,996,389
 1,300,000 6.50%, 11/09/00                                        1,298,122
                                                                -----------
                                                                 27,291,622
                                                                -----------

--------------------------------------------------------------------------------
AUTO / FINANCE  (7.8%)

           American Honda Finance Corp.  (0.1%)
 1,500,000 6.52%, 11/20/00                                        1,494,838
                                                                -----------

           Ford Motor Credit Co.  (4.0%)
40,000,000 6.49%, 11/02/00                                       39,992,789
10,000,000 6.48%, 01/04/01                                        9,884,800
10,000,000 6.53%, 01/11/01                                        9,871,214
                                                                -----------
                                                                 59,748,803
                                                                -----------

           General Motors Acceptance Corp.  (3.7%)
25,000,000 6.50%, 11/08/00                                       24,968,403
20,000,000 6.48%, 11/10/00                                       19,967,600
10,000,000 6.54%, 01/10/01                                        9,872,833
                                                                -----------
                                                                 54,808,836
                                                                -----------

--------------------------------------------------------------------------------
BANKS  (11.4%)

           Citicorp  (3.0%)
45,000,000 6.50%, 12/08/00                                       44,699,376
                                                                -----------

PRINCIPAL         SECURITY                                         VALUE
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
BANKS  (CONTINUED)

           J.P. Morgan & Co.  (2.7%)
$10,000,000 6.48%, 11/02/00                                    $  9,998,200
 15,000,000  6.48%, 11/06/00                                     14,986,500
 15,000,000  6.48%, 12/11/00                                     14,892,000
                                                                -----------
                                                                 39,876,700
                                                                -----------

           Suntrust Banks Inc.  (3.7%)
20,000,000 6.48%, 11/15/00                                       19,949,600
25,000,000 6.49%, 11/21/00                                       24,909,861
10,000,000 6.48%, 11/27/00                                        9,953,200
                                                                -----------
                                                                 54,812,661
                                                                -----------

           Wells Fargo & Co.  (2.0%)
30,000,000 6.50%, 10/30/00                                       29,989,167
                                                                -----------
                                                                169,377,904
                                                                -----------

--------------------------------------------------------------------------------
BROKER / DEALERS  (12.9%)

           Bear Stearns Cos., Inc.  (2.7%)
10,000,000 6.54%, 11/02/01                                        9,887,367
10,000,000 6.54%, 01/05/01                                        9,881,917
 6,000,000 6.53%, 01/10/01                                        5,923,817
15,000,000 6.74%, Variable, 02/28/01**                           15,000,000
                                                                -----------
                                                                 40,693,101
                                                                -----------

           Goldman Sachs Group, Inc.  (1.3%)
15,000,000 6.49%, 11/13/00                                       14,967,500
 5,000,000 6.51%, 01/19/01                                        4,928,571
                                                                -----------
                                                                 19,896,071
                                                                -----------

           Merrill Lynch & Co.  (3.0%)
 5,000,000 6.53%, 11/06/00                                        4,995,465
 1,750,000 6.50%, 11/13/00                                        1,746,208
20,000,000 6.53%, 01/08/01                                       19,753,311
19,000,000 6.52%, 01/10/01                                       18,759,122
                                                                -----------
                                                                 45,254,106
                                                                -----------

           Morgan Stanley Dean Witter & Co.  (2.3%)
35,000,000 6.47%, 12/11/00                                       34,748,390
                                                                -----------

           Salomon Smith Barney Inc.  (3.6%)
 9,999,000 6.51%, 11/01/00                                        9,999,000
 6,772,000 6.50%, 11/02/00                                        6,770,777
 1,825,000 6.50%, 11/10/00                                        1,822,034
35,000,000 6.53%, 01/04/01                                       34,593,689
                                                                -----------
                                                                 53,185,500
                                                                -----------

--------------------------------------------------------------------------------
CAPTIVE FINANCING  (2.9%)

           Prudential Funding Corp.  (2.9%)
 9,391,000 6.48%, 11/09/00                                        9,377,477
30,000,000 6.48%, 11/10/00                                       29,951,400
 5,000,000 6.55%, 01/02/01                                        4,943,597
                                                                -----------
                                                                 44,272,474
                                                                -----------

--------------------------------------------------------------------------------
CONSUMER SALES FINANCE  (11.1%)

           American Express Credit Corp. (5.4%)
20,000,000  6.48%, 11/14/00                                      19,953,200
16,000,000  6.48%, 11/22/00                                      15,939,520
25,000,000  6.48%, 11/30/00                                      24,869,500
20,000,000  6.49%, 11/03/00                                      19,992,794
                                                                -----------
                                                                 80,755,014
                                                                -----------

                                   CONTINUED

                                 26 NATIONWIDE

                                                                         [PHOTO]
STATEMENT OF INVESTMENTS NATIONWIDE(R) MONEY MARKET FUND    (CONTINUED)
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

PRINCIPAL         SECURITY                                          VALUE
COMMERCIAL PAPER (CONTINUED)
----------------------------------------------------------------------------------
CONSUMER SALES / FINANCE (CONTINUED)

           American General Finance Corp. (2.1%)
$25,000,000  6.48%, 11/22/00                                           $24,905,500
  6,000,000  6.52%, 01/09/01                                             5,925,020
                                                                       -----------
                                                                        30,830,520
                                                                       -----------

           Associates First Capital Corp. (2.3% )
30,000,000  6.54%, 01/09/01                                             29,623,567
 4,300,000  6.57%, 01/10/01                                              4,245,068
                                                                       -----------
                                                                        33,868,635
                                                                       -----------

           Household International, Inc.
           (Private Placement*) (1.3%)
20,000,000 6.55%, 11/10/00                                              19,967,250
                                                                       -----------

----------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION  (2.3%)

           First Data Corp. (2.3%)
35,000,000  6.47%, 12/05/00                                             34,786,131
                                                                       -----------

----------------------------------------------------------------------------------
DIVERSIFIED FINANCE  (8.5%)

           Caterpiller Financial Services Ltd. (0.2%)
 3,600,000 6.54%, 11/08/00                                               3,595,422
                                                                       -----------

           CIT Group, Inc. (2.6%)
20,000,000  6.53%, 01/08/01                                             19,753,311
20,000,000  6.53%, 01/09/01                                             19,749,683
                                                                       -----------
                                                                        39,502,994
                                                                       -----------

           General Electric Capital Corp.
           (Private Placement*) (3.0%)
 5,000,000 6.52%, 11/08/00                                               4,993,661
15,000,000 6.50%, 11/14/00                                              14,964,792
 5,000,000 6.53%, 01/08/01                                               4,938,328
 2,778,000 6.57%, 01/09/01                                               2,743,018
15,000,000 6.53%, 01/11/01                                              14,806,821
 3,000,000 6.55%, 01/19/01                                               2,956,879
                                                                       -----------
                                                                        45,403,499
                                                                       -----------

           Household Finance Corp. (2.7%)
35,000,000  6.50%, 11/09/00                                             34,949,444
 5,000,000  6.45%, 01/05/01                                              4,941,771
                                                                       -----------
                                                                        39,891,215
                                                                       -----------

----------------------------------------------------------------------------------
DRUGS  (1.6%)

           Glaxo Well PLC (1.6)
25,000,000  6.50%, 01/16/01                                             24,656,944
                                                                       -----------

----------------------------------------------------------------------------------
ENVIRONMENTAL CONTROLS  (0.1%)

           Honeywell International Inc. (0.1%)
 1,100,000  6.49%, 11/03/00                                              1,099,603
                                                                       -----------

----------------------------------------------------------------------------------
FINANCIAL SERVICES / UTILITIES  (1.6%)

           National Rural Utilities Cooperative Finance Corp. (1.6%)
10,000,000 6.48%, 11/15/00                                               9,974,800
 1,395,000 6.53%, 01/10/01                                               1,377,287
12,050,000 6.51%, 01/22/01                                              11,871,319
                                                                       -----------
                                                                        23,223,406
                                                                       -----------

PRINCIPAL         SECURITY                                               VALUE
COMMERCIAL PAPER (CONTINUED)
----------------------------------------------------------------------------------
FOOD & BEVERAGE  (2.1%)

           Anheuser-Busch Cos. (0.2%)
$2,760,000  6.48%, 11/13/00                                            $ 2,754,038
                                                                       -----------

           Best Foods, Inc.(Private Placement*) (1.6%)
23,500,000  6.50%, 11/07/00                                             23,474,542
                                                                       -----------

           Heinz, (H.J.) Co. (0.3%)
 4,830,000 6.55%, 11/07/00                                               4,824,727
                                                                       -----------

----------------------------------------------------------------------------------
INSURANCE  (1.4%)

           Metlife Funding, Inc. (1.4%)
21,115,000  6.47%, 11/09/00                                             21,084,641
                                                                       -----------

----------------------------------------------------------------------------------
LEASE / FINANCE  (2.3%)

           IBM Credit Corp. (2.3%)
35,000,000 6.40%, 11/1/00                                               35,000,000
                                                                       -----------

----------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES  (1.6%)

           Pitney Bowes Credit Corp. (1.6%)
23,406,000 6.60%, 11/01/00                                              23,406,000
                                                                       -----------

----------------------------------------------------------------------------------
OIL & GAS / EQUIPMENT & SERVICES  (0.7%)

           Chevron Transport Corp. (Private Placement*) (0.7%)
10,000,000 6.49%, 11/01/00                                               9,983,775
                                                                       -----------

----------------------------------------------------------------------------------
PACKAGING / CONTAINERS  (2.0%)

           Bemis Co., Inc. (2.0%)
30,000,000 6.49%, 11/06/00                                              29,972,958
                                                                       -----------

----------------------------------------------------------------------------------
PREMIUM FINANCE  (1.3%)

           A.I. Credit Corp. (1.3%)
20,000,000 6.50%, 01/19/01                                              19,714,722
                                                                       -----------

----------------------------------------------------------------------------------
RENTAL AUTO / EQUIPMENT  (3.0%)

           Hertz Corp. (3.0%)
 5,000,000 6.49%, 11/02/00                                               4,999,099
20,000,000 6.49%, 11/03/00                                              19,992,789
15,000,000 6.48%, 11/08/00                                              14,981,100
 5,000,000 6.48%, 11/28/00                                               4,975,700
                                                                       -----------
                                                                        44,948,688
                                                                       -----------

----------------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY  (5.0%)

           AIG Funding, Inc. (1.3%)
20,410,000 6.47%, 11/03/00                                              20,402,664
                                                                       -----------

           National City Credit Corp. (3.7%)
25,000,000 6.49%, 11/13/00                                              24,945,917
30,000,000 6.50%, 11/28/00                                              29,853,749
                                                                       -----------
                                                                        54,799,666
                                                                       -----------

                                   CONTINUED

                                 27 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) MONEY MARKET FUND     [CONTINUED]
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

PRINCIPAL         SECURITY                                           VALUE
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
SPECIALTY FINANCE  (2.5%)

           Sigma Finance Corp. (Private Placement*) (2.5%)
$20,000,000 6.51%, 11/16/00                                      $   19,945,750
 3,000,000  6.57%, 01/08/01                                           2,962,770
 5,000,000  6.58%, 01/11/01                                           4,935,114
10,000,000  6.53%, 01/22/01                                           9,851,261
                                                                 --------------
                                                                     37,694,895
                                                                 --------------
--------------------------------------------------------------------------------

TELECOMMUNICATIONS  (1.2%)

           SBC Communications Inc. (Private Placement*) (1.2%)
18,446,000 6.72%, 11/27/00                                           18,359,406
                                                                 --------------

TOTAL COMMERCIAL PAPER (cost $1,430,223,151)                      1,430,223,151
                                                                 --------------



U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (4.7%)

GOVERNMENT AGENCY  (4.7%)
--------------------------------------------------------------------------------

FHLB  (2.0%)
           FHLB (2.0%)
30,000,000 6.43%, 11/06/00                                           29,973,208
                                                                 --------------

FHLMC  (2.7%)
           FHLMC (2.7%)
30,859,000 6.38%, 11/07/00                                           30,826,187
10,000,000 6.30%, 03/29/01                                            9,741,000
                                                                 --------------
                                                                     40,567,187
                                                                 --------------

TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS (cost $70,540,395)                            70,540,395
                                                                 --------------


CERTIFICATES OF DEPOSIT  (0.3%)
--------------------------------------------------------------------------------


 5,000,000 J.P. Morgan & Co., 6.80%, 04/16/01
              (cost $5,000,000)                                       5,000,000
                                                                 --------------

TOTAL INVESTMENTS  (cost $1,505,763,546)                         $1,505,763,546
                                                                 ==============

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
      FHLB Federal Home Loan Bank
     FHLMC Federal Home Loan Mortgage Corp.

COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES ARE THE SAME.

  * REPRESENTS A RESTRICTED SECURITY ACQUIRED AND ELIGIBLE FOR RESALE UNDER RULE 144A WHICH LIMITS THE RESALE TO CERTAIN QUALIFIED BUYERS. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

 ** VARIABLE RATE SECURITY. THE RATE REFLECTED IS THE RATE IN EFFECT ON
    10/31/00.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $1,497,414,676.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                 28 NATIONWIDE

                                                                         [PHOTO]
STATEMENTS OF ASSETS AND LIABILITIES - THE STOCK FUNDS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                                 GARTMORE
                                                                                 MILLENNIUM       NATIONWIDE       NATIONWIDE
                                                                                 GROWTH FUND*     GROWTH FUND         FUND
ASSETS
Investments in securities, at value (cost
  $60,779,275, $682,138,043, $1,619,620,576,
  respectively)                                                               $   62,049,367    $  799,757,029    $2,033,635,239
Investments in short-term securities, at value
  (cost $3,675,000, $53,894,000, $158,977,000, respectively)                       3,674,323        53,884,053       158,947,808
Cash                                                                                     133               498            31,125
Receivable for investment securities sold                                          4,025,403        14,149,772        50,623,658
Receivable for Fund shares sold                                                          639              --                --
Receivable from adviser                                                               15,810              --                --
Interest and dividends receivable                                                        444              --           1,201,281
Prepaid and other assets                                                              22,145             8,691            45,515
                                                                              --------------    --------------    --------------
     Total assets                                                             $   69,788,264    $  867,800,043    $2,244,484,626
                                                                              --------------    --------------    --------------
LIABILITIES
Payable for investment securities purchased                                        3,384,754        14,812,024        55,766,026
Payable for capital shares redeemed                                                      465              --                --
Accrued expenses and other payables:
   Investment advisory fees                                                           58,399           431,746         1,028,343
   Fund administration fees                                                            3,969            41,318            85,812
   Transfer agent fees                                                                 4,230           106,273           183,684
   Distribution fees                                                                  11,071             9,008            50,729
   Administrative servicing fees                                                        --              34,536            96,004
   Other                                                                              15,207           135,290           200,571
                                                                              --------------    --------------    --------------
     Total liabilities                                                        $    3,478,095    $   15,570,195    $   57,411,169
                                                                              --------------    --------------    --------------
NET ASSETS                                                                    $   66,310,169    $  852,229,848    $2,187,073,457
                                                                              ==============    ==============    ==============
NET ASSETS REPRESENTED BY:
Capital                                                                       $   60,036,643    $  558,002,865    $1,193,972,171
Accumulated net investment income                                                       --                --             746,349
Net unrealized appreciation from investments                                       1,269,415       117,609,039       413,985,471
Accumulated net realized gains from investment transactions                        5,004,111       176,617,944       578,369,466
                                                                              --------------    --------------    --------------
NET ASSETS                                                                    $   66,310,169    $  852,229,848    $2,187,073,457
                                                                              ==============    ==============    ==============
NET ASSETS:
Class A Shares                                                                $   22,612,236    $    9,233,842    $   54,537,408
Class B Shares                                                                     7,607,572         8,180,309        47,292,989
Class D Shares                                                                    36,090,361       834,815,697     2,085,243,060
                                                                              --------------    --------------    --------------
Total                                                                         $   66,310,169    $  852,229,848    $2,187,073,457
                                                                              ==============    ==============    ==============
SHARES OUTSTANDING (unlimited number of shares authorized):

Class A Shares                                                                       788,187           615,865         1,770,963
Class B Shares                                                                       269,395           556,208         1,551,571
Class D Shares                                                                     1,255,452        55,559,874        67,981,637
                                                                              --------------    --------------    --------------
Total                                                                              2,313,034        56,731,947        71,304,171
                                                                              ==============    ==============    ==============
NET ASSET VALUE:
Class A Shares                                                                $        28.69    $        14.99    $        30.80
Class B Shares                                                                $        28.24    $        14.71    $        30.48
Class D Shares                                                                $        28.75    $        15.03    $        30.67

MAXIMUM OFFERING PRICE (100%/(100%-Maximum Sales Charge) of net asset value adjusted to nearest cent) per share:**

Class A Shares                                                                $        30.44    $        15.90    $        32.68
Class B Shares***                                                             $        28.24    $        14.71    $        30.48
Class D Shares                                                                $        30.10    $        15.74    $        32.12
                                                                              --------------    --------------    --------------
Maximum sales charge - Class A Shares                                                   5.75%             5.75%             5.75%
                                                                              ==============    ==============    ==============
Maximum sales charge - Class D Shares                                                   4.50%             4.50%             4.50%
                                                                              ==============    ==============    ==============

  * FORMERLY KNOWN AS NATIONWIDE MID CAP GROWTH FUND.
 ** CLASS A AND D SHARES INCLUDE A FRONT-END SALES CHARGE.
*** FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME
    SHARES ARE HELD AND ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 29 NATIONWIDE

STATEMENTS OF ASSETS AND LIABILITIES - THE BOND FUNDS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                                                     NATIONWIDE         NATIONWIDE
                                                                                    NATIONWIDE        LONG-TERM       INTERMEDIATE
                                                                  NATIONWIDE         TAX-FREE      U.S. GOVERNMENT   U.S. GOVERNMENT
                                                                   BOND FUND       INCOME FUND        BOND FUND          BOND FUND
ASSETS
Investments in securities, at value (cost $115,005,220,
   $205,987,239, $27,227,772, $105,549,960, respectively)      $ 111,487,429     $ 209,181,003     $  27,972,808     $ 106,756,459
Investments in short-term securities, at value
   (cost $2,542,000, $0, $0, $0, respectively)                     2,541,531              --                --                --
Repurchase Agreements, at value (cost $0, $0, $4,249,000,
   $4,567,000, respectively)                                            --                --           4,249,000         4,567,000
Cash                                                                     186           191,535               282               398
Receivable from adviser                                                 --                --               3,419             4,375
Interest and dividends receivable                                  2,145,217         3,928,745           367,621         1,060,197
Prepaid and other assets                                               1,220             1,528               653             3,458
                                                               -------------     -------------     -------------     -------------
     Total assets                                              $ 116,175,583     $ 213,302,811     $  32,593,130       112,391,887
                                                               -------------     -------------     -------------     -------------
LIABILITIES
Dividends payable                                                    685,018           961,812           139,587           561,243
Payable for investment securities purchased                        1,800,173              --                --                --
Accrued expenses and other payables:
   Investment advisory fees                                           49,057            89,573            13,856            47,397
   Fund administration fees                                            6,868            12,540             1,940             6,636
   Transfer agent fees                                                13,877            12,651             4,072              --
   Distribution fees                                                   2,000             3,721             2,045            12,584
   Administrative servicing fees                                       4,245              --                --              10,002
   Other                                                              35,972            33,261            25,336            17,371
                                                               -------------     -------------     -------------     -------------
     Total liabilities                                         $   2,597,210     $   1,113,558     $     186,836     $     655,233
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 113,578,373     $ 212,189,253     $  32,406,294     $ 111,736,654
                                                               =============     =============     =============     =============
NET ASSETS:
Capital                                                        $ 129,193,882     $ 210,232,123     $  32,135,848     $ 111,741,746
Accumulated (distribution in excess of)
   net investment income                                              77,124           121,253               252             1,955
Net unrealized appreciation (depreciation) from
   investments                                                    (3,518,260)        3,193,764           745,036         1,206,499
Accumulated net realized gains (losses) from investment
   transactions                                                  (12,174,373)       (1,357,887)         (474,842)       (1,213,546)
                                                               -------------     -------------     -------------     -------------
NET ASSETS                                                     $ 113,578,373     $ 212,189,253     $  32,406,294     $ 111,736,654
                                                               =============     =============     =============     =============
NET ASSETS:
Class A Shares                                                 $   3,457,928     $   3,791,739     $   3,766,724     $  54,795,872
Class B Shares                                                     1,707,338         4,060,652         1,724,199         1,128,622
Class D Shares                                                   108,413,107       204,336,862        26,915,371        55,812,160
                                                               -------------     -------------     -------------     -------------
Total                                                          $ 113,578,373     $ 212,189,253     $  32,406,294     $ 111,736,654
                                                               =============     =============     =============     =============
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                       395,378           377,740           342,859         5,478,873
Class B Shares                                                       195,116           404,793           156,925           112,834
Class D Shares                                                    12,377,139        20,372,857         2,448,693         5,578,115
                                                               -------------     -------------     -------------     -------------
Total                                                             12,967,633        21,155,390         2,948,477        11,169,822
                                                               =============     =============     =============     =============
NET ASSET VALUE:
Class A Shares                                                 $        8.75     $       10.04     $       10.99     $       10.00
Class B Shares                                                 $        8.75     $       10.03     $       10.99     $       10.00
Class D Shares                                                 $        8.76     $       10.03     $       10.99     $       10.01
MAXIMUM OFFERING PRICE (100%/(100%-Maximum Sales Charge)
    of net asset value adjusted to nearest cent) per share:*
Class A Shares                                                 $        9.16     $       10.51     $       11.51     $       10.47
Class B Shares**                                               $        8.75     $       10.03     $       10.99     $       10.00
Class D Shares                                                 $        9.17     $       10.50     $       11.51     $       10.48
                                                               -------------     -------------     -------------     -------------
Maximum sales charge - Class A and D Shares                             4.50%             4.50%             4.50%             4.50%
                                                               =============     =============     =============     =============

 * CLASS A AND D SHARES INCLUDE A FRONT-END SALES CHARGE.
** FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME
   SHARES ARE HELD.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 30 NATIONWIDE

                                                                         [PHOTO]
STATEMENT OF ASSETS AND LIABILITIES - THE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                            NATIONWIDE
                                                                          MONEY MARKET
                                                                                  FUND
ASSETS
Investments in short-term securities, at value (cost $1,505,763,546)   $ 1,505,763,546
Receivable from adviser                                                         27,315
Interest and dividends receivable                                              358,183
Prepaid and other assets                                                        22,363
                                                                       ---------------
     Total assets                                                      $ 1,506,171,407
                                                                       ---------------
LIABILITIES
Cash overdraft                                                                   6,869
Dividends payable                                                            7,783,837
Accrued expenses and other payables:
   Investment advisory fees                                                    509,446
   Fund administration fees                                                     64,548
   Transfer agent fees                                                          80,458
   Distribution fees                                                            34,739
   Administrative servicing fees                                               183,510
   Other                                                                        93,324
                                                                       ---------------
     Total liabilities                                                 $     8,756,731
                                                                       ---------------
NET ASSETS                                                             $ 1,497,414,676
                                                                       ===============
NET ASSETS REPRESENTED BY:
Capital                                                                $ 1,497,202,002
Accumulated net investment income                                              222,275
Accumulated net realized losses from investment transactions                    (9,601)
                                                                       ---------------
Net assets                                                             $ 1,497,414,676
                                                                       ===============
NET ASSETS:
Service Class Shares                                                       256,220,735
Prime Shares                                                             1,241,193,941
                                                                       ---------------
Total                                                                  $ 1,497,414,676
                                                                       ===============
SHARES OUTSTANDING (unlimited number of shares authorized):
Service Class Shares                                                       256,222,024
Prime Shares                                                             1,241,221,506
                                                                       ---------------
Total                                                                  $ 1,497,443,530
                                                                       ===============
NET ASSET VALUE AND MAXIMUM OFFERING PRICE:*

Service Class Shares                                                   $          1.00
Prime Shares                                                           $          1.00

* SERVICE CLASS AND PRIME SHARES ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 31 NATIONWIDE

STATEMENTS OF OPERATIONS - THE STOCK FUNDS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                        GARTMORE
                                                                      MILLENNIUM        NATIONWIDE       NATIONWIDE
                                                                     GROWTH FUND*      GROWTH FUND             FUND
INVESTMENT INCOME
Interest income                                                     $     123,992    $   1,357,153    $   5,942,680
Dividend income                                                            30,560        3,889,167       28,865,342
Withholding tax                                                               (19)            --               --
                                                                    -------------    -------------    -------------
   Total income                                                           154,533        5,246,320       34,808,022
                                                                    -------------    -------------    -------------

EXPENSES:
Investment advisory fees                                                  220,429        5,734,593       12,807,691
Fund administration fees                                                   20,136          541,769        1,063,967
Custodian fees                                                             22,328           69,902           55,041
Distribution fees                                                          44,405          102,806          606,180
Administrative servicing fees                                                 532          462,045        1,219,848
Professional fees                                                          12,287           21,259           28,653
Trustees' fees and expenses                                                   284           17,295           34,217
Transfer agent fees                                                        57,122          992,246        1,841,252
Registration and filing fees                                               31,720           49,265           83,917
Shareholders' reports                                                      12,314          283,969          592,893
Other                                                                       5,314           39,218           40,395
                                                                    -------------    -------------    -------------
   Total expenses before waived or reimbursed expenses                    426,871        8,314,367       18,374,054
Expenses waived or reimbursed                                             (59,130)            --               --
                                                                    -------------    -------------    -------------
   Net expenses                                                           367,741        8,314,367       18,374,054
                                                                    -------------    -------------    -------------

NET INVESTMENT INCOME (LOSS)                                        $    (213,208)   $  (3,068,047)   $  16,433,968
                                                                    =============    =============    =============
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:

Net realized gains on investment transactions                       $   5,217,344    $ 176,640,957    $ 578,375,079
Net change in unrealized appreciation/depreciation on investments      (1,540,548)    (228,621,349)    (575,706,541)
                                                                    -------------    -------------    -------------
Net realized/unrealized gains (losses) on investments                   3,676,796      (51,980,392)       2,668,538
                                                                    -------------    -------------    -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $   3,463,588    $ (55,048,439)   $  19,102,506
                                                                    =============    =============    =============

* FORMERLY KNOWN AS NATIONWIDE MID CAP GROWTH FUND

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                 32 NATIONWIDE

                                                                         [PHOTO]
STATEMENTS OF OPERATIONS - THE BOND FUNDS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                                                       NATIONWIDE       NATIONWIDE
                                                                                      NATIONWIDE        LONG-TERM     INTERMEDIATE
                                                                      NATIONWIDE        TAX-FREE  U.S. GOVERNMENT  U.S. GOVERNMENT
                                                                       BOND FUND     INCOME FUND        BOND FUND        BOND FUND

INVESTMENT INCOME
Interest Income                                                     $  8,947,137    $ 13,221,362    $  2,175,501    $  7,234,381
                                                                    ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fees                                                 600,602       1,093,502         167,881         530,376
Fund administration fees                                                  84,085         153,092          23,504          74,254
Custodian fees                                                             9,233          27,170            --             5,801
Distribution fees                                                         22,997          39,912          22,347         142,252
Administrative servicing fees                                             50,321            --                 1         108,377
Professional fees                                                         15,399          15,935           6,591          15,768
Trustees' fees and expenses                                                3,083           4,058             208           1,656
Transfer agent fees                                                       27,453          25,832          42,455          30,542
Registration and filing fees                                              35,090          31,771          29,910          36,662
Shareholders' reports                                                     36,824          44,513           9,446          13,235
Other                                                                    135,828         140,113           2,579          23,112
                                                                    ------------    ------------    ------------    ------------
   Total expenses before waived or reimbursed expenses                 1,020,915       1,575,898         304,922         982,035
Expenses waived or reimbursed                                               --              --           (17,544)        (32,080)
                                                                    ------------    ------------    ------------    ------------

   Net expenses                                                        1,020,915       1,575,898         287,378         949,955
                                                                    ------------    ------------    ------------    ------------

NET INVESTMENT INCOME                                               $  7,926,222    $ 11,645,464    $  1,888,123    $  6,284,426
                                                                    ------------    ------------    ------------    ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:

Net realized losses on investment transactions                      $ (4,699,867)   $   (233,249)   $   (476,854)   $ (1,215,687)
Net change in unrealized appreciation/depreciation on investments        146,975       5,455,447       1,270,352       2,764,161
                                                                    ------------    ------------    ------------    ------------
Net realized/unrealized gains (losses) on investments                 (4,552,892)      5,222,198         793,498       1,548,474
                                                                    ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $  3,373,330    $ 16,867,662    $  2,681,621    $  7,832,900
                                                                    ============    ============    ============    ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS



                                 33 NATIONWIDE

STATEMENT OF OPERATIONS - THE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                      NATIONWIDE
                                                                    MONEY MARKET
                                                                            FUND
INVESTMENT INCOME
Interest income                                                     $ 88,845,140
Dividend income                                                          849,664
                                                                    ------------
   Total income                                                     $ 89,694,804
                                                                    ------------

EXPENSES:
Investment advisory fees                                               5,651,029
Fund administration fees                                                 723,852
Custodian fees                                                            30,087
Distribution fees                                                        225,891
Administrative servicing fees                                          1,642,573
Professional fees                                                         36,487
Trustees' fees and expenses                                               26,246
Transfer agent fees                                                      989,953
Registration and filing fees                                              75,448
Shareholders' reports                                                    301,776
Other                                                                     45,391
                                                                    ------------
   Total expenses before waived or reimbursed expenses                 9,748,733
Expenses waived or reimbursed                                           (217,323)
                                                                    ------------
   Net expenses                                                        9,531,410
                                                                    ------------

NET INVESTMENT INCOME                                               $ 80,163,394
                                                                    ============
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized loss on investment transactions                        $     (9,601)
Net change in unrealized appreciation/depreciation on investments           --
                                                                    ------------
Net realized/unrealized loss on investments                               (9,601)
                                                                    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 80,153,793
                                                                    ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 34 NATIONWIDE

                                                                         [PHOTO]
STATEMENTS OF CHANGES IN NET ASSETS - THE STOCK FUNDS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                 GARTMORE
                                                                MILLENNIUM                                NATIONWIDE
                                                                GROWTH FUND*                              GROWTH FUND
                                                       YEAR ENDED             YEAR ENDED         YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2000       OCTOBER 31, 1999   OCTOBER 31, 2000      OCTOBER 31, 1999
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                     $      (213,208)        $       (16,146)  $    (3,068,047)       $     1,898,011
Net realized gains on investment
   transactions                                        5,217,344                 868,439       176,640,957            135,282,133
Net change in unrealized appreciation
   (depreciation) on investments                      (1,540,548)                429,235      (228,621,349)            16,713,526
                                                 ---------------         ---------------   ---------------        ---------------
Change in net assets resulting from operations         3,463,588               1,281,528       (55,048,439)           153,893,670
                                                 ---------------         ---------------   ---------------        ---------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                       --                      --                --                   (3,786)
Net realized gains from investment transactions          (98,639)                (5,140)        (1,145,271)               (56,830)
                                                 ---------------         ---------------   ---------------        ---------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                       --                      --                --                       23
Net realized gains from investment transactions          (69,772)                 (4,303)         (888,511)               (35,601)
                                                 ---------------         ---------------   ---------------        ---------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                         (5)                    (83)          (43,670)            (1,832,458)
In excess of net investment income                          --                      --             (21,631)                  --
Net realized gains from investment transactions         (685,099)               (119,176)     (132,931,069)           (17,467,990)
                                                 ---------------         ---------------   ---------------        ---------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DISTRIBUTIONS                                        (853,515)               (128,702)     (135,030,152)           (19,396,642)
                                                 ---------------         ---------------   ---------------        ---------------

CAPITAL TRANSACTIONS:**
Proceeds from shares issued                           69,444,355               3,491,475        64,278,743            123,060,029
Distributions reinvested                                 848,242                 127,639       132,923,221             19,106,166
Cost of shares redeemed                              (18,619,655)             (2,323,070)     (183,444,350)          (166,677,669)
                                                 ---------------         ---------------   ---------------        ---------------
Change in net assets from capital transactions        51,672,942               1,296,044        13,757,614            (24,511,474)
                                                 ---------------         ---------------   ---------------        ---------------
Change in net assets                                  54,283,015               2,448,870      (176,320,977)           109,985,554
NET ASSETS:
Beginning of period                                   12,027,154               9,578,284     1,028,550,825            918,565,271
                                                 ---------------         ---------------   ---------------        ---------------
End of period                                    $    66,310,169         $    12,027,154   $   852,229,848        $ 1,028,550,825
                                                 ===============         ===============   ===============        ===============

SHARE ACTIVITY:**
Sold                                                   2,300,841                 179,530         3,877,868              7,044,994
Reinvested                                                45,090                   7,248         7,912,344              1,196,914
Redeemed                                                (644,215)               (119,492)      (11,077,533)            (9,552,040)
                                                 ---------------         ---------------   ---------------        ---------------
Change in shares                                       1,701,716                  67,286           712,679             (1,310,132)
                                                 ===============         ===============   ===============        ===============

                                                                            NATIONWIDE
                                                                              FUND
                                                              YEAR ENDED            YEAR ENDED
                                                        OCTOBER 31, 2000      OCTOBER 31, 1999
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $    16,433,968       $    18,976,199
Net realized gains on investment
   transactions                                              578,375,079           155,729,091
Net change in unrealized appreciation
   (depreciation) on investments                            (575,706,541)           57,076,428
                                                         ---------------       ---------------
Change in net assets resulting from operations                19,102,506           231,781,718
                                                         ---------------       ---------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                           (319,517)             (131,039)
Net realized gains from investment transactions               (3,584,973)             (384,917)
                                                         ---------------       ---------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                (40)                  635
Net realized gains from investment transactions               (2,939,585)             (264,789)
                                                         ---------------       ---------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                        (16,814,056)          (18,122,796)
In excess of net investment income                                  --                    --
Net realized gains from investment transactions             (149,208,236)          (35,567,422)
                                                         ---------------       ---------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DISTRIBUTIONS                                            (172,866,407)          (54,470,328)
                                                         ---------------       ---------------

CAPITAL TRANSACTIONS:**
Proceeds from shares issued                                  143,076,719           423,168,894
Distributions reinvested                                     165,839,226            52,127,337
Cost of shares redeemed                                     (510,788,908)         (315,237,235)
                                                         ---------------       ---------------
Change in net assets from capital transactions              (201,872,963)          160,058,996
                                                         ---------------       ---------------
Change in net assets                                        (355,636,864)          337,370,386
NET ASSETS:
Beginning of period                                        2,542,710,321         2,205,339,935
                                                         ---------------       ---------------
End of period                                            $ 2,187,073,457       $ 2,542,710,321
                                                         ===============       ===============

SHARE ACTIVITY:**
Sold                                                           4,710,365            13,206,280
Reinvested                                                     5,643,367             1,677,000
Redeemed                                                     (17,052,486)           (9,761,097)
                                                         ---------------       ---------------
Change in shares                                              (6,698,754)            5,122,183
                                                         ===============       ===============



 * FORMERLY KNOWN AS NATIONWIDE MID CAP GROWTH FUND.
** BOTH THE CAPITAL SHARE TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT ALL
   CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 35 NATIONWIDE

STATEMENTS OF CHANGES IN NET ASSETS - THE BOND FUNDS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                               NATIONWIDE                               NATIONWIDE
                                                                BOND FUND                           TAX-FREE INCOME FUND
                                                        YEAR ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                  OCTOBER 31, 2000    OCTOBER 31, 1999     OCTOBER 31, 2000     OCTOBER 31, 1999

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                $   7,926,222       $   7,897,963        $  11,645,464       $  12,323,163
Net realized gains (losses) on
   investment transactions                              (4,699,867)           (670,481)            (233,249)           (784,649)
Net change in unrealized appreciation
   (depreciation) on investments                           146,975          (8,990,234)           5,455,447         (19,172,551)
                                                     -------------       -------------        -------------       -------------
Change in net assets resulting from operations           3,373,330          (1,762,752)          16,867,662          (7,634,037)
                                                     -------------       -------------        -------------       -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                     (212,713)           (150,672)            (121,076)            (71,793)
In excess of net investment income                            --                  --                 (7,735)               --
Net realized gains from investment transactions               --                  --                   --                (3,091)
                                                     -------------       -------------        -------------       -------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                     (100,948)            (66,930)            (167,326)           (117,051)
In excess of net investment income                            --                  --                (10,690)               --
Net realized gains from investment transactions               --                  --                   --                (7,763)
                                                     -------------       -------------        -------------       -------------

DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                   (7,612,561)         (7,680,036)         (10,663,091)        (12,285,133)
In excess of net investment income                            --                  --               (681,220)               --
Net realized gains from investment transactions               --                  --                   --            (1,046,001)
                                                     -------------       -------------        -------------       -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DISTRIBUTIONS                                        (7,926,222)         (7,897,638)         (11,651,138)        (13,530,832)
                                                     -------------       -------------        -------------       -------------

CAPITAL TRANSACTIONS:*
Proceeds from shares issued                             15,517,663          31,686,369           10,886,748          17,639,757
Distributions reinvested                                 6,292,070           6,810,486            7,516,189           9,665,414
Cost of shares redeemed                                (33,977,644)        (35,213,957)         (43,829,419)        (39,481,013)
                                                     -------------       -------------        -------------       -------------

Change in net assets from capital transactions         (12,167,911)          3,282,898          (25,426,482)        (12,175,842)
                                                     -------------       -------------        -------------       -------------
Change in net assets                                   (16,720,803)         (6,377,492)         (20,209,958)        (33,340,711)

NET ASSETS:
Beginning of period                                    130,299,176         136,676,668          232,399,211         265,739,922
                                                     -------------       -------------        -------------       -------------
End of period                                        $ 113,578,373       $ 130,299,176        $ 212,189,253       $ 232,399,211
                                                     =============       =============        =============       =============
SHARE ACTIVITY:*
Sold                                                     1,744,814           3,326,367            1,105,849           1,692,989
Reinvested                                                 709,108             725,838              765,528             932,454
Redeemed                                                (3,824,357)         (3,719,488)          (4,467,216)         (3,805,696)
                                                     -------------       -------------        -------------       -------------
Change in shares                                        (1,370,435)            332,717           (2,595,839)         (1,180,253)
                                                     =============       =============        =============       =============

                                                          NATIONWIDE LONG-TERM
                                                        U.S. GOVERNMENT BOND FUND
                                                         YEAR ENDED          YEAR ENDED
                                                   OCTOBER 31, 2000    OCTOBER 31, 1999

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                $   1,888,123       $   2,142,473
Net realized gains (losses) on
   investment transactions                                (476,854)            753,447
Net change in unrealized appreciation
   (depreciation) on investments                         1,270,352          (3,960,048)
                                                     -------------       -------------
Change in net assets resulting from operations           2,681,621          (1,064,128)
                                                     -------------       -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                     (156,583)            (63,942)
In excess of net investment income                            --                  --
Net realized gains from investment transactions            (30,528)               --
                                                     -------------       -------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                      (86,309)            (57,853)
In excess of net investment income                            --                  --
Net realized gains from investment transactions            (28,806)               --
                                                     -------------       -------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                   (1,645,543)         (2,019,540)
In excess of net investment income                            --                  --
Net realized gains from investment transactions           (471,437)               --
                                                     -------------       -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DISTRIBUTIONS                                        (2,419,206)         (2,141,335)
                                                     -------------       -------------
CAPITAL TRANSACTIONS:*
Proceeds from shares issued                              3,477,948           7,042,834
Distributions reinvested                                 1,518,248           1,222,509
Cost of shares redeemed                                 (8,885,462)        (10,525,237)
                                                     -------------       -------------
Change in net assets from capital transactions          (3,889,266)         (2,259,894)
                                                     -------------       -------------
Change in net assets                                    (3,626,851)         (5,465,357)
NET ASSETS:
Beginning of period                                     36,033,145          41,498,502
                                                     -------------       -------------
End of period                                        $  32,406,294       $  36,033,145
                                                     =============       =============
SHARE ACTIVITY:*
Sold                                                       324,128             620,380
Reinvested                                                 142,072             108,997
Redeemed                                                  (830,088)           (942,952)
                                                     -------------       -------------
Change in shares                                          (363,888)           (213,575)
                                                     =============       =============

* BOTH THE CAPITAL SHARE TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT ALL CLASSES OF SHARES.

                                    CONTINUED



                                 36 NATIONWIDE

                                                                         [PHOTO]
STATEMENTS OF CHANGES IN NET ASSETS - THE BOND FUNDS CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                             NATIONWIDE INTERMEDIATE
                                                                            U.S. GOVERNMENT BOND FUND
                                                                            YEAR ENDED           YEAR ENDED
                                                                      OCTOBER 31, 2000     OCTOBER 31, 1999

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                                    $   6,284,426       $   3,302,692
Net realized gains (losses) on investment transactions                      (1,215,687)            233,150
Net change in unrealized appreciation (depreciation) on investments          2,764,161          (3,615,067)
                                                                         -------------       -------------
Change in net assets resulting from operations                               7,832,900             (79,225)
                                                                         -------------       -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                       (3,096,861)           (480,069)
Net realized gains from investment transactions                               (113,377)             (1,762)
                                                                         -------------       -------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                          (58,435)            (33,885)
Net realized gains from investment transactions                                 (2,404)             (2,063)
                                                                         -------------       -------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                                       (3,129,128)         (2,788,883)
Net realized gains from investment transactions                               (117,039)           (253,467)
                                                                         -------------       -------------
Change in net assets from shareholder distributions                         (6,517,244)         (3,560,129)
                                                                         -------------       -------------

CAPITAL TRANSACTIONS:*
Proceeds from shares issued                                                 41,111,867          85,637,352
Distributions reinvested                                                     5,447,269           3,000,445
Cost of shares redeemed                                                    (39,147,923)        (33,466,295)
                                                                         -------------       -------------
Change in net assets from capital transactions                               7,411,213          55,171,502
                                                                         -------------       -------------
Change in net assets                                                         8,726,869          51,532,148
NET ASSETS:
Beginning of period                                                        103,009,785          51,477,637
                                                                         -------------       -------------
End of period                                                            $ 111,736,654       $ 103,009,785
                                                                         =============       =============
SHARE ACTIVITY:*
Sold                                                                         4,185,740           8,532,370
Reinvested                                                                     555,788             296,211
Redeemed                                                                    (3,988,959)         (3,282,411)
                                                                         -------------       -------------
Change in shares                                                               752,569           5,546,170
                                                                         =============       =============

* BOTH THE CAPITAL SHARE TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT ALL CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                 37 NATIONWIDE

STATEMENTS OF CHANGES IN NET ASSETS - THE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                          NATIONWIDE
                                                                       MONEY MARKET FUND
                                                                 YEAR ENDED            YEAR ENDED
                                                           OCTOBER 31, 2000      OCTOBER 31, 1999
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                       $    80,163,394       $    53,670,619
Net realized gains (losses) on investment transactions               (9,601)                 --
                                                            ---------------       ---------------
Change in net assets resulting from operations                   80,153,793            53,670,619
                                                            ---------------       ---------------

DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                            (8,556,299)             (182,912)
                                                            ---------------       ---------------
DISTRIBUTIONS TO PRIME CLASS SHAREHOLDERS FROM:
Net investment income                                           (71,606,865)          (53,487,804)
                                                            ---------------       ---------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS             (80,163,164)          (53,670,716)
                                                            ---------------       ---------------

CAPITAL TRANSACTIONS:*
Proceeds from shares issued                                   2,732,841,293         1,458,075,654
Distributions reinvested                                         69,926,738            51,439,932
Cost of shares redeemed                                      (2,672,980,584)       (1,190,567,730)
                                                            ---------------       ---------------
Change in net assets from capital transactions                  129,787,447           318,947,856
                                                            ---------------       ---------------
Change in net assets                                            129,778,076           318,947,759
NET ASSETS:
Beginning of period                                           1,367,636,600         1,048,688,841
                                                            ---------------       ---------------
End of period                                               $ 1,497,414,676       $ 1,367,636,600
                                                            ===============       ===============
SHARE ACTIVITY:*
Sold                                                          2,732,843,194         1,458,096,838
Reinvested                                                       69,924,748            51,439,932
Redeemed                                                     (2,672,980,678)       (1,190,567,730)
                                                            ---------------       ---------------
Change in shares                                                129,787,264           318,969,040
                                                            ===============       ===============

* BOTH THE CAPITAL SHARE TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT BOTH CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 38 NATIONWIDE

                                                                         [PHOTO]
FINANCIAL HIGHLIGHTS - GARTMORE MILLENNIUM GROWTH FUND*
--------------------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                                    CLASS A SHARES
                                                                                                    PERIOD FROM
                                                                       YEAR              YEAR           MAY 11,
                                                                      ENDED             ENDED           1998 TO
                                                                OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                                       2000              1999          1998 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                             $    19.70        $    17.67        $    19.67
                                                                 ----------        ----------        ----------
INVESTMENT ACTIVITIES
Net investment income (loss)                                          (0.27)+           (0.03)            (0.03)
Net realized and unrealized gain (loss)                               10.63+             2.30             (1.97)
                                                                 ----------        ----------        ----------
   Total investment activities                                        10.36              2.27             (2.00)
                                                                 ----------        ----------        ----------
DISTRIBUTIONS
Net realized gains                                                    (1.37)            (0.24)             --
                                                                 ----------        ----------        ----------
   Total distributions                                                (1.37)            (0.24)             --
                                                                 ----------        ----------        ----------
Net increase (decrease) in net asset value                             8.99              2.03             (2.00)
                                                                 ----------        ----------        ----------

NET ASSET VALUE--END OF PERIOD                                   $    28.69        $    19.70        $    17.67
                                                                 ==========        ==========        ==========
Total Return (excluding sales charges)                                56.20%            12.98%           (10.17%)(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                               $   22,612        $    1,244        $      305
Ratio of expenses to average net assets                                1.47%             1.25%             1.23% (c)
Ratio of net investment income (loss) to average net assets           (0.95%)           (0.24%)           (0.70%)(c)
Ratio of expenses to average net assets**                              1.67%             1.83%             2.21% (c)
Portfolio turnover rate (d)                                          330.32%            36.58%            46.33% (b)

                                                                                  CLASS B SHARES
                                                                                                    PERIOD FROM
                                                                       YEAR              YEAR           MAY 11,
                                                                      ENDED             ENDED           1998 TO
                                                                OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                                       2000              1999          1998 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                             $    19.44        $    17.54        $    19.67
                                                                 ----------        ----------        ----------
INVESTMENT ACTIVITIES
Net investment income (loss)                                          (0.42)+           (0.12)            (0.07)
Net realized and unrealized gain (loss)                               10.59+             2.26             (2.06)
                                                                 ----------        ----------        ----------
   Total investment activities                                        10.17              2.14             (2.13)
                                                                 ----------        ----------        ----------
DISTRIBUTIONS
Net realized gains                                                    (1.37)            (0.24)             --
                                                                 ----------        ----------        ----------
   Total distributions                                                (1.37)            (0.24)             --
                                                                 ----------        ----------        ----------
Net increase (decrease) in net asset value                             8.80              1.90             (2.13)
                                                                 ----------        ----------        ----------

NET ASSET VALUE--END OF PERIOD                                   $    28.24        $    19.44        $    17.54
                                                                 ==========        ==========        ==========
Total Return (excluding sales charges)                                55.97%             2.33%           (10.83%)(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                               $    7,608        $      918        $      251
Ratio of expenses to average net assets                                2.10%             2.00%             2.00% (c)
Ratio of net investment income (loss) to average net assets           (1.57%)           (1.01%)           (1.47%)(c)
Ratio of expenses to average net assets**                              2.35%             2.59%             2.98% (c)
Portfolio turnover rate (d)                                          330.32%            36.58%            46.33% (b)

                                                   CLASS D SHARES
                                                       YEAR ENDED
                                                       OCTOBER 31,                       YEARS ENDED OCTOBER 31,
                                                              2000            1999        1998 (a)            1997            1996
NET ASSET VALUE--BEGINNING OF PERIOD                    $    19.69      $    17.61      $    22.87      $    19.47      $    18.17
                                                        ----------      ----------      ----------      ----------      ----------
INVESTMENT ACTIVITIES
Net investment income (loss)                                 (0.14)+         (0.02)          (0.06)           0.04            0.01
Net realized and unrealized gain                             10.57+           2.34            1.29            4.38            3.28
                                                        ----------      ----------      ----------      ----------      ----------
   Total investment activities                               10.43            2.32            1.23            4.42            3.29
                                                        ----------      ----------      ----------      ----------      ----------
DISTRIBUTIONS
Net investment income                                         --              --              --             (0.03)           --
Net realized gains                                           (1.37)          (0.24)          (6.49)          (0.99)          (1.99)
                                                        ----------      ----------      ----------      ----------      ----------
   Total distributions                                       (1.37)          (0.24)          (6.49)          (1.02)          (1.99)
                                                        ----------      ----------      ----------      ----------      ----------
Net increase (decrease) in net asset value                    9.06            2.08           (5.26)           3.40            1.30
                                                        ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE--END OF PERIOD                          $    28.75        $ 19.69$           17.61      $    22.87      $    19.47
                                                        ==========      ==========      ==========      ==========      ==========
Total Return (excluding sales charge)                        56.61%          13.31%           5.11%          23.66%          19.41%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                      $   36,090      $    9,865      $    9,022      $    9,541      $    9,095
Ratio of expenses to average net assets                       1.10%           1.00%           0.93%           0.96%           1.44%
Ratio of net investment income to average net assets         (0.55%)         (0.09%)         (0.30%)          0.20%           0.03%
Ratio of expenses to average net assets**                     1.30%           1.53%           1.57%           1.70%           1.69%
Portfolio turnover rate (d)                                 330.32%          36.58%          46.33%          40.69%          17.19%

 *  FORMERLY KNOWN AS NATIONWIDE MID CAP GROWTH FUND.
 ** RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED AND/OR REIMBURSED.
 +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

             SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                 39 NATIONWIDE

FINANCIAL HIGHLIGHTS - NATIONWIDE GROWTH FUND
--------------------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                  CLASS A SHARES
                                                                                 PERIOD FROM
                                                            YEAR          YEAR       MAY 11,
                                                           ENDED         ENDED       1998 TO
                                                     OCTOBER 31,   OCTOBER 31,  OCTOBER  31,
                                                            2000          1999      1998 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $   18.35     $   16.02     $   16.51
                                                       ---------     ---------     ---------
INVESTMENT ACTIVITIES
Net investment income (loss)                               (0.08)         0.01         (0.02)
Net realized and unrealized gain (loss)                    (0.84)         2.64         (0.47)
                                                       ---------     ---------     ---------
   Total investment activities                             (0.92)         2.65         (0.49)
                                                       ---------     ---------     ---------
DISTRIBUTIONS
Net investment income                                       --           (0.01)         --
Net realized gains                                         (2.44)        (0.31)         --
                                                       ---------     ---------     ---------
   Total distributions                                     (2.44)        (0.32)         --
                                                       ---------     ---------     ---------
Net increase (decrease) in net asset value                 (3.36)         2.33         (0.49)
                                                       ---------     ---------     ---------

NET ASSET VALUE--END OF PERIOD                         $   14.99     $   18.35     $   16.02
                                                       =========     =========     =========
Total Return (excluding sales charges)                     (6.43%)       16.85%        (2.97%)(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   9,234     $   7,654     $   2,830
Ratio of expenses to average net assets                     1.04%         1.04%         1.11% (c)
Ratio of net investment income to average net assets       (0.52%)       (0.02%)       (0.38%)(c)
Portfolio turnover rate (d)                               163.52%        35.18%        38.61% (b)

                                                                    CLASS B SHARES
                                                                                  PERIOD FROM
                                                             YEAR          YEAR       MAY 11,
                                                            ENDED         ENDED       1998 TO
                                                      OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                             2000          1999      1998 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                    $   18.20     $   15.98     $   16.51
                                                        ---------     ---------     ---------
INVESTMENT ACTIVITIES
Net investment income (loss)                                (0.15)        (0.06)        (0.04)
Net realized and unrealized gain (loss)                     (0.90)         2.59         (0.49)
                                                        ---------     ---------     ---------
   Total investment activities                              (1.05)         2.53         (0.53)
                                                        ---------     ---------     ---------
DISTRIBUTIONS
Net investment income                                        --            --            --
Net realized gains                                          (2.44)        (0.31)         --
                                                        ---------     ---------     ---------
   Total distributions                                      (2.44)        (0.31)         --
                                                        ---------     ---------     ---------
Net increase (decrease) in net asset value                  (3.49)         2.22         (0.53)
                                                        ---------     ---------     ---------

NET ASSET VALUE--END OF PERIOD                          $   14.71     $   18.20     $   15.98
                                                        =========     =========     =========
Total Return (excluding sales charges)                      (7.30%)       16.12%        (3.21%)(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                      $   8,180     $   6,210     $   1,557
Ratio of expenses to average net assets                      1.80%         1.79%         1.88% (c)
Ratio of net investment income to average net assets        (1.28%)       (0.76%)       (1.16%)(c)
Portfolio turnover rate (d)                                163.52%        35.18%        38.61% (b)


                                                   CLASS D SHARES
                                                       YEAR ENDED
                                                       OCTOBER 31,                      YEARS ENDED OCTOBER 31,
                                                              2000            1999         1998 (a)           1997            1996

NET ASSET VALUE--BEGINNING OF PERIOD                   $     18.36     $     16.02     $     16.32     $     13.34     $     13.22
                                                       -----------     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITIES

Net investment income (loss)                                 (0.05)           0.03            0.03            0.12            0.16
Net realized and unrealized gain (loss)                      (0.84)           2.65            2.32            3.94            1.36
                                                       -----------     -----------     -----------     -----------     -----------
   Total investment activities                               (0.89)           2.68            2.35            4.06            1.52
                                                       -----------     -----------     -----------     -----------     -----------
DISTRIBUTIONS
Net investment income                                         --             (0.03)          (0.03)          (0.12)          (0.16)
In excess of net investment income                            --              --             (0.01)           --              --
Net realized gains                                           (2.44)          (0.31)          (2.61)          (0.96)          (1.24)
                                                       -----------     -----------     -----------     -----------     -----------
   Total distributions                                       (2.44)          (0.34)          (2.65)          (1.08)          (1.40)
                                                       -----------     -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value                   (3.33)           2.34           (0.30)           2.98            0.12
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD                         $     15.03     $     18.36     $     16.02     $     16.32     $     13.34
                                                       ===========     ===========     ===========     ===========     ===========
Total Return (excluding sales charges)                       (6.23%)         17.07%          15.94%          32.12%          12.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   834,816     $ 1,014,687     $   914,178     $   818,124     $   655,616
Ratio of expenses to average net assets                       0.83%           0.80%           0.73%           0.64%           0.64%
Ratio of net investment income to average net assets         (0.30%)          0.19%           0.19%           0.81%           1.20%
Portfolio turnover rate (d)                                 163.52%          35.18%          38.61%          45.07%          25.61%

(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 40 NATIONWIDE

                                                                         [PHOTO]
FINANCIAL HIGHLIGHTS - NATIONWIDE FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                    CLASS A SHARES
                                                                                    PERIOD FROM
                                                             YEAR           YEAR        MAY 11,
                                                            ENDED          ENDED        1998 TO
                                                      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                             2000           1999       1998 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $    32.71     $    30.30     $    29.94
                                                       ----------     ----------     ----------
INVESTMENT ACTIVITIES
Net investment income (loss)                                 0.16           0.17           0.06
Net realized and unrealized gain                             0.14           2.84           0.38
                                                       ----------     ----------     ----------
   Total investment activities                               0.30           3.01           0.44
                                                       ----------     ----------     ----------
DISTRIBUTIONS
Net investment income                                       (0.17)         (0.11)         (0.08)
Net realized gains                                          (2.04)         (0.49)          --
                                                       ----------     ----------     ----------
   Total distributions                                      (2.21)         (0.60)         (0.08)
                                                       ----------     ----------     ----------
Net increase (decrease) in net asset value                  (1.91)          2.41           0.35
                                                       ----------     ----------     ----------
NET ASSET VALUE--END OF PERIOD                         $    30.80     $    32.71     $    30.30
                                                       ==========     ==========     ==========
Total Return (excluding sales charges)                       1.25%         10.05%          1.48%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   54,537     $   54,223     $   19,746
Ratio of expenses to average net assets                      0.98%          0.96%          1.00%(c)
Ratio of net investment income to average net assets         0.54%          0.53%          0.54%(c)
Portfolio turnover rate (d)                                 90.01%         13.88%         13.47%(b)

                                                                     CLASS B SHARES
                                                                                      PERIOD FROM
                                                               YEAR           YEAR        MAY 11,
                                                              ENDED          ENDED        1998 TO
                                                        OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                               2000           1999       1998 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                     $    32.45     $    30.18     $    29.94
                                                         ----------     ----------     ----------
INVESTMENT ACTIVITIES
Net investment income (loss)                                  (0.06)         (0.03)          --
Net realized and unrealized gain                               0.13           2.79           0.27
                                                         ----------     ----------     ----------
   Total investment activities                                 0.07           2.76           0.27
                                                         ----------     ----------     ----------
DISTRIBUTIONS
Net investment income                                          --             --            (0.03)
Net realized gains                                            (2.04)         (0.49)          --
                                                         ----------     ----------     ----------
   Total distributions                                        (2.04)         (0.49)         (0.03)
                                                         ----------     ----------     ----------
Net increase (decrease) in net asset value                    (1.97)          2.27           0.24
                                                         ----------     ----------     ----------
NET ASSET VALUE--END OF PERIOD                           $    30.48     $    32.45     $    30.18
                                                         ==========     ==========     ==========
Total Return (excluding sales charges)                         0.48%          9.22%          0.90% (b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                       $   47,293     $   44,994     $   13,493
Ratio of expenses to average net assets                        1.73%          1.72%          1.75% (c)
Ratio of net investment income to average net assets          (0.20%)        (0.21%)        (0.20%)(c)
Portfolio turnover rate (d)                                   90.01%         13.88%         13.47% (b)

                                                      CLASS D SHARES
                                                          YEAR ENDED
                                                         OCTOBER 31,
                                                                2000
NET ASSET VALUE--BEGINNING OF PERIOD                   $       32.60
                                                       -------------
INVESTMENT ACTIVITIES
Net investment income                                           0.23
Net realized and unrealized gain                                0.12
                                                       -------------
   Total investment activities                                  0.35
                                                       -------------
DISTRIBUTIONS
Net investment income                                          (0.24)
Net realized gains                                             (2.04)
                                                       -------------
   Total distributions                                         (2.28)
                                                       -------------
Net increase (decrease) in net asset value                     (1.93)
                                                       -------------
NET ASSET VALUE--END OF PERIOD                         $       30.67
                                                       =============
   Total Return (excluding sales charges)                       1.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   2,085,243
Ratio of expenses to average net assets                         0.78%
Ratio of net investment income to average net assets            0.74%
Portfolio turnover rate (d)                                    90.01%


                                                                              YEARS ENDED OCTOBER 31,
                                                                1999          1998 (a)              1997              1996
NET ASSET VALUE--BEGINNING OF PERIOD                   $       30.26     $       26.57     $       20.41     $       17.35
                                                       -------------     -------------     -------------     -------------
INVESTMENT ACTIVITIES
Net investment income                                           0.25              0.30              0.31              0.36
Net realized and unrealized gain                                2.82              6.23              7.44              3.98
                                                       -------------     -------------     -------------     -------------
   Total investment activities                                  3.07              6.53              7.75              4.34
                                                       -------------     -------------     -------------     -------------
DISTRIBUTIONS
Net investment income                                          (0.24)            (0.30)            (0.31)            (0.35)
Net realized gains                                             (0.49)            (2.54)            (1.28)            (0.93)
                                                       -------------     -------------     -------------     -------------
   Total distributions                                         (0.73)            (2.84)            (1.59)            (1.28)
                                                       -------------     -------------     -------------     -------------
Net increase (decrease) in net asset value                      2.34              3.69              6.16              3.06
                                                       -------------     -------------     -------------     -------------
NET ASSET VALUE--END OF PERIOD                         $       32.60     $       30.26     $       26.57     $       20.41
                                                       =============     =============     =============     =============
   Total Return (excluding sales charges)                      10.27%            25.73%            40.17%            26.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   2,443,493     $   2,172,101     $   1,448,422     $     958,590
Ratio of expenses to average net assets                         0.73%             0.66%             0.60%             0.61%
Ratio of net investment income to average net assets            0.78%             1.00%             1.32%             1.89%
Portfolio turnover rate (d)                                    13.88%            13.47%            14.94%            16.71%

(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                 41 NATIONWIDE

FINANCIAL HIGHLIGHTS - NATIONWIDE BOND FUND
--------------------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                  CLASS A SHARES
                                                                                 PERIOD FROM
                                                            YEAR          YEAR       MAY 11,
                                                           ENDED         ENDED       1998 TO
                                                     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                            2000          1999       1998(a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $    9.07     $    9.75     $    9.52
                                                       ---------     ---------     ---------
INVESTMENT ACTIVITIES
Net investment income                                       0.57          0.53          0.26
Net realized and unrealized gain (loss)                    (0.32)        (0.68)         0.23
                                                       ---------     ---------     ---------
   Total investment activities                              0.25         (0.15)         0.49
                                                       ---------     ---------     ---------
DISTRIBUTIONS
Net investment income                                      (0.57)        (0.53)        (0.26)
                                                       ---------     ---------     ---------
   Total distributions                                     (0.57)        (0.53)        (0.26)
                                                       ---------     ---------     ---------
Net increase (decrease) in net asset value                 (0.32)        (0.68)         0.23
                                                       ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD                         $    8.75     $    9.07     $    9.75
                                                       =========     =========     =========
Total Return (excluding sales charges)                      2.87%        (1.58%)        5.18%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   3,458     $   3,186     $   1,365
Ratio of expenses to average net assets                     1.05%         1.08%         1.17%(c)
Ratio of net investment income to average net assets        6.42%         5.67%         5.48%(c)
Portfolio turnover rate (d)                                72.80%        64.26%        70.31%(b)

                                                                   CLASS B SHARES
                                                                                 PERIOD FROM
                                                            YEAR          YEAR       MAY 11,
                                                           ENDED         ENDED       1998 TO
                                                     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                            2000          1999       1998(a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $    9.08     $    9.75     $    9.52
                                                       ---------     ---------     ---------
INVESTMENT ACTIVITIES
Net investment income                                       0.52          0.47          0.23
Net realized and unrealized gain (loss)                    (0.33)        (0.67)         0.23
                                                       ---------     ---------     ---------
   Total investment activities                              0.19         (0.20)         0.46
                                                       ---------     ---------     ---------
DISTRIBUTIONS
Net investment income                                      (0.52)        (0.47)        (0.23)
                                                       ---------     ---------     ---------
   Total distributions                                     (0.52)        (0.47)        (0.23)
                                                       ---------     ---------     ---------
Net increase (decrease) in net asset value                 (0.33)        (0.67)         0.23
                                                       ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD                         $    8.75     $    9.08     $    9.75
                                                       =========     =========     =========
Total Return (excluding sales charges)                      2.15%        (2.07%)        4.85%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   1,707     $   1,662     $     490
Ratio of expenses to average net assets                     1.64%         1.68%         1.81%(c)
Ratio of net investment income to average net assets        5.83%         5.07%         4.93%(c)
Portfolio turnover rate (d)                                72.80%        64.26%        70.31%(b)

                                                    CLASS D SHARES
                                                        YEAR ENDED
                                                       OCTOBER 31,                     YEARS ENDED OCTOBER 31,
                                                              2000            1999        1998 (a)            1997            1996
NET ASSET VALUE--BEGINNING OF PERIOD                   $      9.09     $      9.76     $      9.49     $      9.34     $      9.50
                                                       -----------     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITIES
Net investment income                                         0.59            0.55            0.57            0.60            0.61
Net realized and unrealized gain (loss)                      (0.33)          (0.67)           0.27            0.15           (0.15)
                                                       -----------     -----------     -----------     -----------     -----------
   Total investment activities                                0.26           (0.12)           0.84            0.75            0.46
                                                       -----------     -----------     -----------     -----------     -----------
DISTRIBUTIONS
Net investment income                                        (0.59)          (0.55)          (0.57)          (0.60)          (0.62)
                                                       -----------     -----------     -----------     -----------     -----------
   Total distributions                                       (0.59)          (0.55)          (0.57)          (0.60)          (0.62)
                                                       -----------     -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value                   (0.33)          (0.67)           0.27            0.15           (0.16)
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD                         $      8.76     $      9.09     $      9.76     $      9.49     $      9.34
                                                       ===========     ===========     ===========     ===========     ===========
   Total Return (excluding sales charges)                     2.97%          (1.24%)          9.11%           8.33%           5.05%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   108,413     $   125,451     $   134,822     $   124,404     $   133,253
Ratio of expenses to average net assets                       0.83%           0.83%           0.78%           0.72%           0.70%
Ratio of net investment income to average net assets          6.62%           5.86%           5.93%           6.43%           6.60%
Portfolio turnover rate (d)                                  72.80%          64.26%          70.31%          70.63%          38.95%

(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE THE FINANCIAL STATEMENTS.



                                 42 NATIONWIDE

                                                                         [PHOTO]
FINANCIAL HIGHLIGHTS - NATIONWIDE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                  CLASS A SHARES
                                                                                 PERIOD FROM
                                                            YEAR          YEAR       MAY 11,
                                                           ENDED         ENDED       1998 TO
                                                     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                            2000          1999       1998(a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $    9.79     $   10.65     $   10.48
                                                       ---------     ---------     ---------
INVESTMENT ACTIVITIES
Net investment income                                       0.50          0.49          0.23
Net realized and unrealized gain (loss)                     0.25         (0.82)         0.17
                                                       ---------     ---------     ---------
   Total investment activities                              0.75         (0.33)         0.40
                                                       ---------     ---------     ---------
DISTRIBUTIONS
Net investment income                                      (0.50)        (0.49)        (0.23)
In excess of net investment income                          --            --            --
Net realized gains                                          --           (0.04)         --
                                                       ---------     ---------     ---------
   Total distributions                                     (0.50)        (0.53)        (0.23)
                                                       ---------     ---------     ---------
Net increase (decrease) in net asset value                  0.25         (0.86)         0.17
                                                       ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD                         $   10.04     $    9.79     $   10.65
                                                       =========     =========     =========
   Total Return (excluding sales charges)                   7.90%        (3.26%)        3.86%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   3,792     $   2,383     $     601
Ratio of expenses to average net assets                     0.94%         0.96%         1.06%(c)
Ratio of net investment income to average net assets        5.09%         4.73%         4.50%(c)
Portfolio turnover rate (d)                                 7.08%        42.26%        28.88%(b)

                                                                   CLASS B SHARES
                                                                                 PERIOD FROM
                                                            YEAR         YEAR        MAY 11,
                                                           ENDED        ENDED        1998 TO
                                                     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                            2000          1999       1998(a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $    9.78     $   10.66     $   10.48
                                                       ---------     ---------     ---------
INVESTMENT ACTIVITIES
Net investment income                                       0.44          0.42          0.20
Net realized and unrealized gain (loss)                     0.25         (0.83)         0.18
                                                       ---------     ---------     ---------
   Total investment activities                              0.69         (0.41)         0.38
                                                       ---------     ---------     ---------
DISTRIBUTIONS
Net investment income                                      (0.41)        (0.43)        (0.20)
In excess of net investment income                         (0.03)         --            --
Net realized gains                                          --           (0.04)         --
                                                       ---------     ---------     ---------
   Total distributions                                     (0.44)        (0.47)        (0.20)
                                                       ---------     ---------     ---------
Net increase (decrease) in net asset value                  0.25         (0.88)         0.18
                                                       ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD                         $   10.03     $    9.78     $   10.66
                                                       =========     =========     =========
   Total Return (excluding sales charges)                   7.27%        (4.02%)        3.66%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   4,061     $   3,746     $   1,477
Ratio of expenses to average net assets                     1.55%         1.56%         1.66%(c)
Ratio of net investment income to average net assets        4.50%         4.12%         3.94%(c)
Portfolio turnover rate (d)                                 7.08%        42.26%        28.88%(b)

                                                   CLASS D SHARES
                                                       YEAR ENDED
                                                       OCTOBER 31,                     YEARS ENDED OCTOBER 31,
                                                              2000            1999        1998 (a)            1997            1996
NET ASSET VALUE--BEGINNING OF PERIOD                   $      9.78     $     10.66     $     10.51     $     10.24     $     10.22
                                                       -----------     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITIES
Net investment income                                         0.53            0.51            0.50            0.50            0.51
Net realized and unrealized gain (loss)                       0.25           (0.84)           0.23            0.27            0.02
                                                       -----------     -----------     -----------     -----------     -----------
   Total investment activities                                0.78           (0.33)           0.73            0.77            0.53
                                                       -----------     -----------     -----------     -----------     -----------
DISTRIBUTIONS
Net investment income                                        (0.50)          (0.51)          (0.50)          (0.50)          (0.51)
In excess of net investment income                           (0.03)           --              --              --              --
Net realized gains                                            --             (0.04)          (0.08)           --              --
                                                       -----------     -----------     -----------     -----------     -----------
   Total distributions                                       (0.53)          (0.55)          (0.58)          (0.50)          (0.51)
                                                       -----------     -----------     -----------     -----------     -----------
Net increase (decrease) in net asset value                    0.25           (0.88)           0.15            0.27            0.02
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD                         $     10.03     $      9.78     $     10.66     $     10.51     $     10.24
                                                       ===========     ===========     ===========     ===========     ===========
   Total Return (excluding sales charges)                     8.18%          (3.21%)          7.09%           7.72%           5.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   204,337     $   226,270     $   263,662     $   256,486     $   264,642
Ratio of expenses to average net assets                       0.70%           0.71%           0.85%           0.96%           0.96%
Ratio of net investment income to average net assets          5.35%           4.93%           4.73%           4.85%           4.98%
Ratio of expenses to average net assets*                      0.70%           0.71%           0.93%           1.11%           1.11%
Portfolio turnover rate (d)                                   7.08%          42.26%          28.88%          39.49%          24.15%

  * RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED AND/OR REIMBURSED.

(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 43 NATIONWIDE

FINANCIAL HIGHLIGHTS - NATIONWIDE LONG-TERM U.S. GOVT. BOND FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                  CLASS A SHARES
                                                                                 PERIOD FROM
                                                            YEAR          YEAR       MAY 11,
                                                           ENDED         ENDED       1998 TO
                                                     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                            2000          1999       1998(a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $   10.88     $   11.77     $   11.24
                                                       ---------     ---------     ---------
INVESTMENT ACTIVITIES
Net investment income                                       0.59          0.59          0.28
Net realized and unrealized gain (loss)                     0.27         (0.90)         0.53
                                                       ---------     ---------     ---------
   Total investment activities                              0.86         (0.31)         0.81
                                                       ---------     ---------     ---------
DISTRIBUTIONS
Net investment income                                      (0.59)        (0.58)        (0.28)
Net realized gains                                         (0.16)         --            --
                                                       ---------     ---------     ---------
   Total distributions                                     (0.75)        (0.58)        (0.28)
                                                       ---------     ---------     ---------
Net increase (decrease) in net asset value                  0.11         (0.89)         0.53
                                                       ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD                         $   10.99     $   10.88     $   11.77
                                                       =========     =========     =========
   Total Return (excluding sales charges)                   8.28%        (2.63%)        7.32%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   3,767     $   2,041     $     201
Ratio of expenses to average net assets                     1.04%         1.04%         1.04%(c)
Ratio of net investment income to average net assets        5.42%         5.29%         5.09%(c)
Ratio of expenses to average net assets*                    1.08%         1.14%         1.28%(c)
Portfolio turnover rate (d)                                91.13%        84.33%        51.12%(b)

                                                                  CLASS B SHARES
                                                                                   PERIOD FROM
                                                            YEAR          YEAR         MAY 11,
                                                           ENDED         ENDED         1998 TO
                                                     OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                                                            2000          1999         1998(a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $   10.88     $   11.76       $   11.24
                                                       ---------     ---------       ---------
INVESTMENT ACTIVITIES
Net investment income                                       0.52          0.52            0.25
Net realized and unrealized gain (loss)                     0.27         (0.89)           0.52
                                                       ---------     ---------       ---------
   Total investment activities                              0.79         (0.37)           0.77
                                                       ---------     ---------       ---------
DISTRIBUTIONS
Net investment income                                      (0.52)        (0.51)          (0.25)
Net realized gains                                         (0.16)         --              --
                                                       ---------     ---------       ---------
   Total distributions                                     (0.68)        (0.51)          (0.25)
                                                       ---------     ---------       ---------
Net increase (decrease) in net asset value                  0.11         (0.88)           0.52
                                                       ---------     ---------       ---------
NET ASSET VALUE--END OF PERIOD                         $   10.99     $   10.88       $   11.76
                                                       =========     =========       =========
   Total Return (excluding sales charges)                   7.63%        (3.15%)          6.90%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   1,724     $   1,876       $     352
Ratio of expenses to average net assets                     1.64%         1.64%           1.64%(c)
Ratio of net investment income to average net assets        4.85%         4.68%           4.52%(c)
Ratio of expenses to average net assets*                    1.69%         1.74%           1.90%(c)
Portfolio turnover rate (d)                                91.13%        84.33%          51.12%(b)

                                                  CLASS D SHARES
                                                      YEAR ENDED
                                                      OCTOBER 31,                   YEARS ENDED OCTOBER 31,
                                                             2000           1999        1998(a)           1997           1996
NET ASSET VALUE--BEGINNING OF PERIOD                   $    10.88     $    11.77     $    11.19     $    10.92     $    11.07
                                                       ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
Net investment income                                        0.61           0.61           0.63           0.66           0.68
Net realized and unrealized gain (loss)                      0.27          (0.89)          0.58           0.27          (0.15)
                                                       ----------     ----------     ----------     ----------     ----------
   Total investment activities                               0.88          (0.28)          1.21           0.93           0.53
                                                       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS
Net investment income                                       (0.61)         (0.61)         (0.63)         (0.66)         (0.68)
Net realized gains                                          (0.16)          --             --             --             --
                                                       ----------     ----------     ----------     ----------     ----------
   Total distributions                                      (0.77)         (0.61)         (0.63)         (0.66)         (0.68)
                                                       ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value                   0.11          (0.89)          0.58           0.27          (0.15)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE--END OF PERIOD                         $    10.99     $    10.88     $    11.77     $    11.19     $    10.92
                                                       ==========     ==========     ==========     ==========     ==========
   Total Return (excluding sales charges)                    8.53%         (2.39%)        11.15%          8.84%          5.01%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   26,915     $   32,117     $   40,946     $   48,549     $   58,737
Ratio of expenses to average net assets                      0.79%          0.79%          0.82%          0.85%          0.84%
Ratio of net investment income to average net assets         5.69%          5.33%          5.55%          6.04%          6.26%
Ratio of expenses to average net assets*                     0.84%          0.89%          1.28%          1.60%          1.59%
Portfolio turnover rate (d)                                 91.13%         84.33          51.12%         52.10%         21.04%

  * RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED AND/OR REIMBURSED.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 44 NATIONWIDE

                                                                         [PHOTO]
FINANCIAL HIGHLIGHTS - NATIONWIDE INTERMEDIATE U.S. GOVT. BOND FUND
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                    CLASS A SHARES
                                                                                    PERIOD FROM
                                                             YEAR           YEAR        MAY 11,
                                                            ENDED          ENDED        1998 TO
                                                      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                             2000           1999       1998 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $     9.89     $    10.56     $    10.24
                                                       ----------     ----------     ----------
INVESTMENT ACTIVITIES
Net investment income                                        0.57           0.51           0.26
Net realized and unrealized gain (loss)                      0.13          (0.62)          0.32
                                                       ----------     ----------     ----------
   Total investment activities                               0.70          (0.11)          0.58
                                                       ----------     ----------     ----------
DISTRIBUTIONS
Net investment income                                       (0.57)         (0.51)         (0.26)
Net realized gains                                          (0.02)         (0.05)          --
                                                       ----------     ----------     ----------
   Total distributions                                      (0.59)         (0.56)         (0.26)
                                                       ----------     ----------     ----------
Net increase (decrease) in net asset value                   0.11          (0.67)          0.32
                                                       ----------     ----------     ----------

NET ASSET VALUE--END OF PERIOD                         $    10.00     $     9.89     $    10.56
                                                       ----------     ----------     ----------
   Total Return (excluding sales charges)                    7.40%         (1.05%)         5.69%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   54,796     $   49,601     $      332
Ratio of expenses to average net assets                      0.99%          0.99%          1.04%(c)
Ratio of net investment income to average net assets         5.84%          5.13%          5.10%(c)
Ratio of expenses to average net assets*                     1.05%          1.15%          1.17%(c)
Portfolio turnover rate (d)                                107.86%         51.86%         59.52%(b)

                                                                    CLASS B SHARES
                                                                                    PERIOD FROM
                                                             YEAR           YEAR        MAY 11,
                                                            ENDED          ENDED        1998 TO
                                                      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                             2000           1999       1998 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $     9.89     $    10.55     $    10.24
                                                       ----------     ----------     ----------
INVESTMENT ACTIVITIES
Net investment income                                        0.51           0.45           0.23
Net realized and unrealized gain (loss)                      0.13          (0.61)          0.31
                                                       ----------     ----------     ----------
   Total investment activities                               0.64          (0.16)          0.54
                                                       ----------     ----------     ----------
DISTRIBUTIONS
Net investment income                                       (0.51)         (0.45)         (0.23)
Net realized gains                                          (0.02)         (0.05)          --
                                                       ----------     ----------     ----------
   Total distributions                                      (0.53)         (0.50)         (0.23)
                                                       ----------     ----------     ----------
Net increase (decrease) in net asset value                   0.11          (0.66)          0.31
                                                       ----------     ----------     ----------

NET ASSET VALUE--END OF PERIOD                         $    10.00     $     9.89     $    10.55
                                                       ----------     ----------     ----------
   Total Return (excluding sales charges)                    6.72%         (1.57%)         5.29%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $    1,129     $    1,148     $      297
Ratio of expenses to average net assets                      1.63%          1.64%           164%(c)
Ratio of net investment income to average net assets         5.19%          4.44%          4.59%(c)
Ratio of expenses to average net assets*                     1.63%          1.65%          1.86%(c)
Portfolio turnover rate (d)                                107.86%         51.86%         59.52%(b)

                                                   CLASS D SHARES
                                                       YEAR ENDED
                                                      OCTOBER 31,                    YEARS ENDED OCTOBER 31,
                                                             2000           1999       1998 (a)           1997           1996
NET ASSET VALUE--BEGINNING OF PERIOD                   $     9.89     $    10.57     $    10.31     $    10.04     $    10.12
                                                       ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
Net investment income                                        0.59           0.53           0.56           0.59           0.59
Net realized and unrealized gain (loss)                      0.14          (0.63)          0.34           0.27          (0.08)
                                                       ----------     ----------     ----------     ----------     ----------
   Total investment activities                               0.73          (0.10)          0.90           0.86           0.51
                                                       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS
Net investment income                                       (0.59)         (0.53)         (0.56)         (0.59)         (0.58)
In excess of net investment income                           --             --             --             --            (0.01)
Net realized gains                                          (0.02)         (0.05)         (0.08)          --             --
                                                       ----------     ----------     ----------     ----------     ----------
   Total distributions                                      (0.61)         (0.58)         (0.64)         (0.59)         (0.59)
                                                       ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value                   0.12          (0.68)          0.26           0.27          (0.08)
                                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE--END OF PERIOD                         $    10.01     $     9.89     $    10.57     $    10.31     $    10.04
                                                       ==========     ==========     ==========     ==========     ==========
   Total Return (excluding sales charges)                    7.73%         (0.93%)         9.03%          8.86%          5.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   55,812     $   52,260     $   50,849     $   41,328     $   39,497
Ratio of expenses to average net assets                      0.78%          0.79%          0.92%          1.07%          1.06%
Ratio of net investment income to average net assets         6.03%          5.24%          5.43%          5.85%          5.86%
Ratio of expenses to average net assets*                     0.78%          0.81%          1.03%          1.22%          1.21%
Portfolio turnover rate (d)                                107.86%         51.86%         59.52%         26.58%          9.30%

  * RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED AND/OR REIMBURSED.
(a) SHARES FIRST OFFERED TO PUBLIC ON MAY 11, 1998. UPON A TRUST REORGANIZATION ON MAY 11, 1998, THE EXISTING SHARES OF THE FUND WERE RENAMED CLASS D.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 45 NATIONWIDE

FINANCIAL HIGHLIGHTS - NATIONWIDE MONEY MARKET
--------------------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                            SERVICE CLASS SHARES
                                                                       PERIOD FROM
                                                              YEAR      JANUARY 4,
                                                             ENDED         1999 TO
                                                       OCTOBER 31,     OCTOBER 31,
                                                              2000        1999 (a)
NET ASSET VALUE--BEGINNING OF PERIOD                   $      1.00     $      1.00
                                                       -----------     -----------
INVESTMENT ACTIVITIES
Net investment income                                         0.06            0.04
                                                       -----------     -----------
   Total investment activities                                0.06            0.04
                                                       -----------     -----------
DISTRIBUTIONS
Net investment income                                        (0.06)          (0.04)
                                                       -----------     -----------
   Total distributions                                       (0.06)          (0.04)
                                                       -----------     -----------
NET ASSET VALUE--END OF PERIOD                         $      1.00     $      1.00
                                                       ===========     ===========
   Total Return                                               5.64%           3.69%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   256,221     $    22,295
Ratio of expenses to average net assets                       0.75%           0.64%(c)
Ratio of net investment income to average net assets          5.68%           4.74%(c)
Ratio of expenses to average net assets*                      0.86%           0.79%(c)

                                                        PRIME SHARES
                                                          YEAR ENDED
                                                         OCTOBER 31,
                                                                2000
NET ASSET VALUE--BEGINNING OF PERIOD                   $        1.00
                                                       -------------
INVESTMENT ACTIVITIES
Net investment income                                           0.06
                                                       -------------
   Total investment activities                                  0.06
                                                       -------------
DISTRIBUTIONS
Net investment income                                          (0.06)
                                                       -------------
   Total distributions                                         (0.06)
                                                       -------------
NET ASSET VALUE--END OF PERIOD                         $        1.00
                                                       =============
   Total Return                                                 5.74%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   1,241,194
Ratio of expenses to average net assets                         0.65%
Ratio of net investment income to average net assets            5.58%
Ratio of expenses to average net assets*                        0.65%

                                                                           YEARS ENDED OCTOBER 31,
                                                            1999 (d)              1998              1997              1996
NET ASSET VALUE--BEGINNING OF PERIOD                   $        1.00     $        1.00     $        1.00     $        1.00
                                                       -------------     -------------     -------------     -------------
INVESTMENT ACTIVITIES
Net investment income                                           0.05              0.05              0.05              0.05
                                                       -------------     -------------     -------------     -------------
   Total investment activities                                  0.05              0.05              0.05              0.05
                                                       -------------     -------------     -------------     -------------
DISTRIBUTIONS
Net investment income                                          (0.05)            (0.05)            (0.05)            (0.05)
                                                       -------------     -------------     -------------     -------------
   Total distributions                                         (0.05)            (0.05)            (0.05)            (0.05)
                                                       -------------     -------------     -------------     -------------
NET ASSET VALUE--END OF PERIOD                         $        1.00     $        1.00     $        1.00     $        1.00
                                                       =============     =============     =============     =============
   Total Return                                                 4.61%             5.15%             5.07%             5.05%
RATIOS/SUPPLEMENTAL DATA
Net assets, at end of period (000)                     $   1,345,342     $   1,048,689     $     820,657     $     729,500
Ratio of expenses to average net assets                         0.61%             0.59%             0.59%             0.60%
Ratio of net investment income to average net assets            4.52%             4.96%             4.96%             4.93%
Ratio of expenses to average net assets*                        0.61%             0.64%             0.64%             0.65%

  * RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED AND/OR REIMBURSED.
(a) SHARES FIRST OFFERED TO PUBLIC ON JANUARY 4, 1999.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) AS OF JANUARY 4, 1999, THE EXISTING SHARES OF THE FUND WERE RENAMED PRIME SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 46 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares in thirty-three separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the eight Funds listed below (individually the "Fund," collectively the "Funds").

- Gartmore Millennium Growth Fund (Millennium Growth)*

- Nationwide Growth Fund (Growth)

- Nationwide Fund (Fund)
  (together referred to as the "Stock Funds")

- Nationwide Bond Fund (Bond)

- Nationwide Tax-Free Income Fund (Tax-Free Income)

- Nationwide Long-Term U.S. Government Bond Fund
  (Long-Term U.S. Govt. Bond)

- Nationwide Intermediate U.S. Government Bond Fund (Intermediate U.S. Govt.
  Bond)
  (together referred to as the "Bond Funds")

- Nationwide Money Market Fund (Money Market)

* formerly known as Nationwide Mid Cap Growth Fund.

The Stock and Bond Funds currently offer Class A, Class B, and Class D shares. Class A and B shares are available to all investors. The Class D shares are available to a limited group of investors, generally those who were shareholders of the predecessor funds at the time of the reorganization on May 11, 1998. The Class A and Class D shares of the Stock Funds are purchased with a maximum 5.75% and 4.50% front-end sales load, respectively. The Class A and Class D shares of the Bond Funds are purchased with a maximum 4.50% front-end sales load. The Class B shares are subject to a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative.

Money Market currently offers Prime and Service Class (formerly known as Class
R) shares. The Prime Shares of the Fund are available to all investors. The Service Class is available to a limited group of investors, such as insurance company separate accounts and tax-exempt employee benefit plans. Neither class has any sales charges. The Service Class commenced operations on January 4, 1999, and the existing shares of Money Market were renamed Prime Shares.

The Class A shares pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25%. The Class B shares of the Stock Funds and Bond Funds pay 1.00% and 0.85%, respectively, of 12b-1 fees. Money Market Service Class shares pay 0.15% of 12b-1 fees. These fees are either retained or paid by NAS to brokers for distribution and shareholders services.

The Class A and Class D of the Stock and Bond Funds and the Prime and Service Classes of Money Market pay administrative service fees of up to 0.25%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the applicable shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  (a) SECURITIES VALUATION

   (1) Millennium Growth, Growth, Fund, Bond, Tax-Free Income, Long-Term U.S. Govt. Bond, and Intermediate U.S. Govt. Bond Funds:

       Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

       U.S Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All other debt securities are valued by a combination of daily quotes and matrix evaluations as provided by an independent pricing agent.

   (2)  Money Market:

       Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

       In accordance with these procedures, the amortized cost valuations are regularly compared to market quotations provided by an independent pricing agent or principal market maker. The extent of deviations, if any, of the current net asset value per share calculated using available market quotations from the amortized cost per share, will be determined at such intervals as the Trustees deem appropriate. If the deviation from amortized cost per share exceeds 1/2 of 1%, the Trustees will consider appropriate action, which might include a revaluation of all, or an appropriate portion of the Funds assets based on current market factors.

   (3) All Funds:

       Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered brokers/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price



                                 47 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

       generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

       Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's Investment Adviser, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

       The Trustees have approved amortized cost procedures for short-term money market obligations that have 60 days or less to maturity which are purchased by a non-money market fund.

  (b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

Securities transactions are recorded on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Gains and losses realized from sales of securities are determined by comparing the identified cost of the Security lot sold with the net sales proceeds. Interest income is recognized on an accrual basis and may include, where applicable, the pro rata amortization/accertion of premium or discount.

  (c) FEDERAL INCOME TAXES

Each Funds policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of the fiscal year ended October 31, 2000, the Bond, Tax-Free Income, Long-Term U.S. Government Bond, Intermediate U.S. Government Bond, and Money Market Funds had net capital loss carry forwards of, $12,174,372, $1,292,729, $474,842, $1,213,546, $9,601, respectively. If unused they will expire in 8 years. It is the intent of the Funds to use these carryforwards to offset future capital gains.

  (d) DISTRIBUTION TO SHAREHOLDERS

   (1) Millennium Growth, Growth, and Fund:

       Net Investment Income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

   (2) Bond, Tax-Free Income, Long-Term U.S. Govt. Bond, Intermediate U.S. Govt. Bond, and Money Market:

       Net Investment Income is declared and recorded daily and paid monthly.

   (3) All Funds:

       Distributable net realized capital gains, if any, are declared and distributed at least annually.

   (4) Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclass of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

As of the fiscal year ended October 31, 2000, undistributed net investment income, undistributed net realized gains and capital paid in excess of par value have been adjusted. Negative amounts represent credits and positive amounts represent debits. The adjustments are as follows:

                      CAPITAL PAID IN    UNDISTRIBUTED      UNDISTRIBUTED
                            EXCESS OF   NET INVESTMENT            CAPITAL
FUND                        PAR VALUE           INCOME               GAIN
--------------------------------------------------------------------------------
Millennium Growth        $        --       $   213,236       $  (213,236)
Growth                    (3,066,664)        3,089,677           (23,013)
Fund                              --              (451)              451
Bond                              --               754              (754)
Tax-Free Income                   --            (6,369)            6,369
Long-Term U.S.
Govt. Bond                        --            (2,012)            2,012
Intermediate U.S.
Govt. Bond                        --            (1,811)            1,811



  (e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are charged to all Funds based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Fund, they are allocated to the classes based on total settled shares outstanding of each class, for Bond and Money Market, and total shares outstanding of each class for Stock Funds.

Direct expenses of a Fund are applied to that Fund and allocated to the classes in the methods mentioned above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution and administrative servicing fees are borne by the specific class of shares to which they apply.


                                 48 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000


 (f) CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                                           MILLENNIUM GROWTH                      GROWTH
                                --------------------------------------------------------------------
                                      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
  CAPITAL TRANSACTIONS:         OCTOBER 31, 2000 OCTOBER 31, 1999 OCTOBER 31, 2000 OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------
  CLASS A SHARES:

   Proceeds from shares issued   $  36,273,657    $   1,208,278    $   5,100,238    $   5,959,912
   Distributions reinvested             98,510            5,130        1,124,619           58,125
   Cost of shares redeemed         (13,064,138)        (327,179)      (2,840,621)      (1,715,316)
                                 -------------    -------------    -------------    -------------
      Change in capital          $  23,308,029    $     886,229    $   3,384,236    $   4,302,721
                                 =============    =============    =============    =============
  CLASS B SHARES:

   Proceeds from shares issued   $   7,008,014    $     697,347    $   4,062,771    $   4,835,276
   Distributions reinvested             69,637            4,303          865,147           35,528
   Cost of shares redeemed            (669,233)         (75,089)      (1,401,938)        (549,605)
                                 -------------    -------------    -------------    -------------
      Change in capital          $   6,408,418    $     626,561    $   3,525,980    $   4,321,199
                                 =============    =============    =============    =============
  CLASS D SHARES:

   Proceeds from shares issued   $  26,162,684    $   1,585,850    $  55,115,734    $ 112,264,841
   Distributions reinvested            680,095          118,206      130,933,455       19,012,513
   Cost of shares redeemed          (4,886,284)      (1,920,802)    (179,201,791)    (164,412,748)
                                 -------------    -------------    -------------    -------------
      Change in capital          $  21,956,495    $    (216,746)   $   6,847,398    $ (33,135,394)
                                 =============    =============    =============    =============
----------------------------------------------------------------------------------------------------
                                      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
  SHARE TRANSACTIONS:           OCTOBER 31, 2000 OCTOBER 31, 1999 OCTOBER 31, 2000 OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------
  CLASS A SHARES:

   Issued                            1,146,202           62,120          303,393          332,934
   Reinvested                            5,223              291           66,964            3,652
   Redeemed                           (426,371)         (16,540)        (171,605)         (96,101)
                                 -------------    -------------    -------------    -------------
      Change in shares                 725,054           45,871          198,752          240,485
                                 =============    =============    =============    =============
  CLASS B SHARES:

   Issued                              243,324           36,519          249,378          271,942
   Reinvested                            3,752              245           52,082            2,251
   Redeemed                            (24,920)          (3,838)         (86,389)         (30,518)
                                 -------------    -------------    -------------    -------------
      Change in shares                 222,156           32,926          215,071          243,675
                                 =============    =============    =============    =============
  CLASS D SHARES:

   Issued                              911,315           80,891        3,325,097        6,440,118
   Reinvested                           36,115            6,712        7,793,298        1,191,011
   Redeemed                           (192,924)         (99,114)     (10,819,539)      (9,425,421)
                                 -------------    -------------    -------------    -------------
      Change in shares                 754,506          (11,511)         298,856       (1,794,292)
                                 =============    =============    =============    =============


                                 49 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                              FUND                             BOND
                              -------------------------------------------------------------------
                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
CAPITAL TRANSACTIONS:         OCTOBER 31, 2000 OCTOBER 31, 1999 OCTOBER 31, 2000 OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------
CLASS A SHARES:

 Proceeds from shares issued   $  18,881,763    $  41,367,193    $   1,691,503    $   2,757,274
 Distributions reinvested          3,876,821          506,123          179,043          133,426
 Cost of shares redeemed         (19,209,375)      (9,499,936)      (1,466,779)        (872,890)
                               -------------    -------------    -------------    -------------
    Change in capital          $   3,549,209    $  32,373,380    $     403,767    $   2,017,810
                               =============    =============    =============    =============
CLASS B SHARES:

 Proceeds from shares issued   $  12,960,932    $  33,425,626    $     547,000    $   1,522,212
 Distributions reinvested          2,901,009          259,935           88,496           64,331
 Cost of shares redeemed         (10,863,990)      (3,489,957)        (529,058)        (315,102)
                               -------------    -------------    -------------    -------------
    Change in capital          $   4,997,951    $  30,195,604    $     106,438    $   1,271,441
                               =============    =============    =============    =============
CLASS D SHARES:

 Proceeds from shares issued   $ 111,234,024    $ 348,376,075    $  13,279,160    $  27,406,883
 Distributions reinvested        159,061,396       51,361,279        6,024,531        6,612,729
 Cost of shares redeemed        (480,715,543)    (302,247,342)     (31,981,807)     (34,025,965)
                               -------------    -------------    -------------    -------------
    Change in capital          $(210,420,123)   $  97,490,012    $ (12,678,116)   $      (6,353)
                               =============    =============    =============    =============

-------------------------------------------------------------------------------------------------
                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
SHARE TRANSACTIONS:           OCTOBER 31, 2000 OCTOBER 31, 1999 OCTOBER 31, 2000 OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------
CLASS A SHARES:

 Issued                              617,883        1,282,068          189,488          290,848
 Reinvested                          131,337           16,287           20,214           14,327
 Redeemed                           (635,871)        (292,316)        (165,439)         (94,109)
                               -------------    -------------    -------------    -------------
    Change in shares                 113,349        1,006,039           44,263          211,066
                               =============    =============    =============    =============
CLASS B SHARES:

 Issued                              429,428        1,039,876           61,635          159,806
 Reinvested                           99,301            8,445            9,956            6,912
 Redeemed                           (363,616)        (108,903)         (59,557)         (33,885)
                               -------------    -------------    -------------    -------------
    Change in shares                 165,113          939,418           12,034          132,833
                               =============    =============    =============    =============
CLASS D SHARES:

 Issued                            3,663,054       10,884,336        1,493,691        2,875,713
 Reinvested                        5,412,729        1,652,268          678,938          704,599
 Redeemed                        (16,052,999)      (9,359,878)      (3,599,361)      (3,591,494)
                               -------------    -------------    -------------    -------------
    Change in shares              (6,977,216)       3,176,726       (1,426,732)         (11,182)
                               =============    =============    =============    =============


                                 50 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                            TAX-FREE INCOME                 LONG-TERM U.S. GOVT. BOND
                                -------------------------------------------------------------------------
                                      YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
CAPITAL TRANSACTIONS:           OCTOBER 31, 2000   OCTOBER 31, 1999   OCTOBER 31, 2000   OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------
CLASS A SHARES:

 Proceeds from shares issued      $  1,869,374       $  2,259,772       $  2,547,603       $  2,383,010
 Distributions reinvested               75,381             42,319            167,792             54,419
 Cost of shares redeemed              (590,234)          (359,948)        (1,048,858)          (509,694)
                                  ------------       ------------       ------------       ------------
    Change in capital             $  1,354,521       $  1,942,143       $  1,666,537       $  1,927,735
                                  ============       ============       ============       ============
CLASS B SHARES:

 Proceeds from shares issued      $  1,333,025       $  3,170,437       $    369,324       $  1,806,997
 Distributions reinvested              119,301             93,504             93,381             51,218
 Cost of shares redeemed            (1,237,163)          (710,390)          (628,142)          (239,829)
                                  ------------       ------------       ------------       ------------
    Change in capital             $    215,163       $  2,553,551       $   (165,437)      $  1,618,386
                                  ============       ============       ============       ============
CLASS D SHARES:

 Proceeds from shares issued      $  7,684,349       $ 12,209,548       $    561,021       $  2,852,827
 Distributions reinvested            7,321,507          9,529,591          1,257,075          1,116,872
 Cost of shares redeemed           (42,002,022)       (38,410,675)        (7,208,462)        (9,775,714)
                                  ------------       ------------       ------------       ------------
    Change in capital             $(26,996,166)      $(16,671,536)      $ (5,390,366)      $ (5,806,015)
                                  ============       ============       ============       ============
---------------------------------------------------------------------------------------------------------
                                      YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
SHARE TRANSACTIONS:             OCTOBER 31, 2000   OCTOBER 31, 1999   OCTOBER 31, 2000   OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------
CLASS A SHARES:

 Issued                                186,980            217,949            237,834            211,133
 Reinvested                              7,642              4,141             15,635              4,914
 Redeemed                              (60,274)           (35,114)           (98,207)           (45,519)
                                  ------------       ------------       ------------       ------------
    Change in shares                   134,348            186,976            155,262            170,528
                                  ============       ============       ============       ============
CLASS B SHARES:

 Issued                                135,836            303,984             34,216            159,735
 Reinvested                             12,139              9,084              8,743              4,626
 Redeemed                             (126,094)           (68,657)           (58,531)           (21,791)
                                  ------------       ------------       ------------       ------------
    Change in shares                    21,881            244,411            (15,572)           142,570
                                  ============       ============       ============       ============
CLASS D SHARES:

 Issued                                783,033          1,171,056             52,078            249,512
 Reinvested                            745,747            919,229            117,694             99,457
 Redeemed                           (4,280,848)        (3,701,925)          (673,350)          (875,642)
                                  ------------       ------------       ------------       ------------
    Change in shares                (2,752,068)        (1,611,640)          (503,578)          (526,673)
                                  ============       ============       ============       ============



                                 51 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  OCTOBER 31, 2000

CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                     INTERMEDIATE U.S. GOVT. BOND
                                ------------------------------------
                                      YEAR ENDED          YEAR ENDED
CAPITAL TRANSACTIONS:           OCTOBER 31, 2000    OCTOBER 31, 1999
--------------------------------------------------------------------------------
CLASS A SHARES:

 Proceeds from shares issued      $ 24,991,229       $ 57,314,409
 Distributions reinvested            2,935,536            478,395
 Cost of shares redeemed           (23,416,090)        (8,379,780)
                                  ------------       ------------
    Change in capital             $  4,510,675       $ 49,413,024
                                  ============       ============
CLASS B SHARES:

 Proceeds from shares issued      $    171,643       $    962,615
 Distributions reinvested               43,895             28,887
 Cost of shares redeemed              (249,613)           (94,251)
                                  ------------       ------------
    Change in capital             $    (34,075)      $    897,251
                                  ============       ============
CLASS D SHARES:

 Proceeds from shares issued      $ 15,948,995       $ 27,360,328
 Distributions reinvested            2,467,838          2,493,163
 Cost of shares redeemed           (15,482,220)       (24,992,264)
                                  ------------       ------------
    Change in capital             $  2,934,613       $  4,861,227
                                  ============       ============
--------------------------------------------------------------------------------
                                      YEAR ENDED          YEAR ENDED
SHARE TRANSACTIONS:             OCTOBER 31, 2000    OCTOBER 31, 1999
--------------------------------------------------------------------------------
CLASS A SHARES:

 Issued                              2,547,180          5,785,682
 Reinvested                            299,553             48,259
 Redeemed                           (2,385,094)          (848,159)
                                  ------------       ------------
    Change in shares                   461,639          4,985,782
                                  ============       ============
CLASS B SHARES:

 Issued                                 17,480             94,595
 Reinvested                              4,481              2,866
 Redeemed                              (25,253)            (9,464)
                                  ------------       ------------
    Change in shares                    (3,292)            87,997
                                  ============       ============
CLASS D SHARES:

 Issued                              1,621,080          2,652,093
 Reinvested                            251,754            245,086
 Redeemed                           (1,578,612)        (2,424,788)
                                  ------------       ------------
    Change in shares                   294,222            472,391
                                  ============       ============



                                 52 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
             OCTOBER 31, 2000

CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                   MONEY MARKET
                                     ---------------------------------------------
                                           YEAR ENDED                  YEAR ENDED
CAPITAL TRANSACTIONS:                OCTOBER 31, 2000        OCTOBER 31, 1999 (a)
----------------------------------------------------------------------------------
PRIME CLASS SHARES:

 Proceeds from shares issued          $ 1,783,930,379           $ 1,424,550,062
 Distributions reinvested                  62,743,395                51,257,113
 Cost of shares redeemed               (1,950,813,723)           (1,179,153,929)
                                      ---------------           ---------------
    Change in capital                 $  (104,139,949)          $   296,653,246
                                      ===============           ===============
----------------------------------------------------------------------------------
                                                                      PERIOD FROM
                                           YEAR ENDED             JANUARY 4, 1999
                                     OCTOBER 31, 2000     TO OCTOBER 31, 1999 (a)
----------------------------------------------------------------------------------
SERVICE CLASS SHARES:

 Proceeds from shares issued          $   948,910,914           $    33,525,592
 Distributions reinvested                   7,183,343                   182,819
 Cost of shares redeemed                 (722,166,861)              (11,413,801)
                                      ---------------           ---------------
    Change in capital                 $   233,927,396           $    22,294,610
                                      ===============           ===============
----------------------------------------------------------------------------------
                                           YEAR ENDED                  YEAR ENDED
SHARE TRANSACTIONS:                  OCTOBER 31, 2000        OCTOBER 31, 1999 (a)
----------------------------------------------------------------------------------
PRIME CLASS SHARES:

 Issued                                 1,783,932,280             1,424,571,246
 Reinvested                                62,741,387                51,257,113
 Redeemed                              (1,950,813,817)           (1,179,153,929)
                                      ---------------           ---------------
    Change in shares                     (104,140,150)              296,674,430
                                      ===============           ===============
----------------------------------------------------------------------------------
                                                                      PERIOD FROM
                                           YEAR ENDED             JANUARY 4, 1999
                                     OCTOBER 31, 2000     TO OCTOBER 31, 1999 (a)
----------------------------------------------------------------------------------
SERVICE CLASS SHARES:

 Issued                                   948,910,914                33,525,592
 Reinvested                                 7,183,361                   182,819
 Redeemed                                (722,166,861)              (11,413,801)
                                      ---------------           ---------------
    Change in shares                      233,927,414                22,294,610
                                      ===============           ===============

(a) ON JANUARY 4, 1999, THE SERVICE CLASS (FORMALLY KNOWN AS CLASS R SHARES) WERE FIRST OFFERED TO THE PUBLIC AND THE EXISTING SHARES OF MONEY MARKET WERE RENAMED PRIME SHARES.



                                 53 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               OCTOBER 31, 2000

3. TRANSACTION WITH AFFILIATES

Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. VMF also manages the Fund's investments and has the responsibility for making all investment decisions for the Funds. Under the terms of the investment advisory agreement, each Fund pays VMF a management fee, based on the Fund's average daily net assets.

Additional information regarding investment advisory fees incurred is as follows for the year ended October 31, 2000:


                                ADVISORY                     ADVISORY FEE
                               FEES PAID                         SCHEDULE
-----------------------------------------------------------------------------------------
Millennium Growth             $  220,429              Up to $250 million          1.03%
                                                On the next $750 million          1.00%
                                                  On the next $1 billion          0.97%
                                                  On the next $3 billion          0.94%
                                                  On $5 billion and more          0.91%
-----------------------------------------------------------------------------------------
Growth                         5,734,593              Up to $250 million          0.60%
Fund                          12,807,691        On the next $750 million         0.575%
                                                  On the next $1 billion          0.55%
                                                  On the next $3 billion         0.525%
                                                  On $5 billion and more          0.50%
-----------------------------------------------------------------------------------------
Bond                             600,602              Up to $250 million          0.50%
Tax-Free Income                1,093,502        On the next $750 million         0.475%
Long-Term U.S. Govt. Bond        167,881          On the next $1 billion          0.45%
Intermediate U.S. Govt. Bond     530,376          On the next $3 billion         0.425%
                                                  On $5 billion and more          0.40%
-----------------------------------------------------------------------------------------
Money Market                   5,651,029                Up to $1 billion          0.40%
                                                  On the next $1 billion          0.38%
                                                  On the next $3 billion          0.36%
                                                  On $5 billion and more          0.34%

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses (except for Rule 12b-1 and Administrative Service Fees) of certain Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the expense caps for each class of shares of the Funds for the year ended October 31, 2000:

                                                                     EXPENSE CAPS
                                    ------------------------------------------------------------------------------------
                                    CLASS A SHARES                CLASS B SHARES                 CLASS D SHARES
------------------------------------------------------------------------------------------------------------------------
  Millennium Growth*                         1.63%                         2.23%                          1.30%
  Long-Term U.S. Govt. Bond                  1.04%                         1.64%                          0.79%
  Intermediate U.S. Govt. Bond                .99%                         1.64%                          0.79%


                         SERVICE CLASS SHARES
--------------------------------------------------------------------------------
           Money Market                        0.75%**

 * Formerly known as Nationwide Mid Cap Growth Fund. Prior to September 1, 2000, the expense caps were 1.25% for Class A, 2.00% for Class B, and 1.00% for Class D shares, respectively.
** Voluntary expense cap.


                                 54 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               OCTOBER 31, 2000

During the period ended October 31, 2000, VMF reduced expenses for the following Funds as follows:

                                                                                    TOTAL FEES
                                         TOTAL FUND           FEES          FEES       WAIVED/       NET FUND
                                           EXPENSES        WAIVED*    REIMBURSED    REIMBURSED       EXPENSES
---------------------------------------------------------------------------------------------------------------------------
          Millennium Growth             $   426,871      $  59,130   $         -     $  59,130    $   367,741
          Long-Term U.S. Govt. Bond         304,922         17,544             -        17,544        287,378
          Intermediate U.S. Govt. Bond      982,035         32,080             -        32,080        949,955
          Money Market                    9,689,119        157,709             -       157,709      9,531,410

* includes advisory, transfer agent, and fund administration fees.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of shares of the Funds. These fees, based on average daily net assets of the respective classes, are not to exceed an annual rate of 0.25% for Class A, 1.00% and 0.85% for the Class B shares of the Stock and Bond Funds (respectively), and 0.15% for the Service Class of Money Market. Additional information regarding distribution fees incurred or payable to NAS is as follows for the year ended October 31, 2000:

                                                 CLASS A SHARES           CLASS B SHARES   SERVICE CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------
           Millennium Growth                            $ 16,261                $ 28,144               $      -
           Growth                                         23,468                  79,338                      -
           Fund                                          140,774                 465,406                      -
           Bond                                            8,280                  14,717                      -
           Tax-Free Income                                 6,309                  33,603                      -
           Long-Term U.S. Govt. Bond                       7,206                  15,141                      -
           Intermediate U.S. Govt. Bond                  132,682                   9,570                      -
           Money Market                                        -                       -                166,277*

* The gross distribution fees per the Service Class Shares of Money Market for the year ended October 31, 2000, which includes waivers of $59,614.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on each Fund's average daily net assets and paid monthly. Additional information regarding fund administration fees incurred or payable to VSA is as follows for the year ended October 31, 2000:

                                            FUND ADMINISTRATION                      FUND ADMINISTRATION
                                                           FEES                             FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------
           Millennium Growth                          $  20,136
           Growth                                       541,769
           Fund                                       1,063,967                       Up to $250 million         0.07%
           Bond                                          84,085                 On the next $750 million         0.05%
           Tax-Free Income                              153,092                   On $1 billion and more         0.04%
           Long-Term U.S. Govt. Bond                     23,504
           Intermediate U.S. Govt. Bond                  74,254
           Money Market                                 723,852

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at an annual rate of $16 per Stock Fund account (effective October 1, 2000, fees were increased to $20 per account), $18 per Bond Fund account (effective October 1, 2000, fees were increased to $20 per account), $27 per Money Market Prime Share account (effective October 1, 2000, fees were increased to $30 per account) and 0.01% of the average daily net assets of Money Market Service Class shares. For the year ended October 31, 2000, Money Market had Transfer Agent fees of $15,058 and $752,731, for Service Class and Prime Shares, respectively.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers and financial institutions, and may include Nationwide Financial Services, Inc., which agree to provide administrative support services. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and D shares of the Stock and Bond Funds and Prime and Service Class shares of Money Market.

                                 55 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               OCTOBER 31, 2000

                                                  CLASS A SHARES          CLASS B SHARES             CLASS D SHARES
---------------------------------------------------------------------------------------------------------------------------
           Millennium Growth                             $   532               $       -                 $        -
           Growth                                            253                       -                    461,792
           Fund                                            1,833                       -                  1,218,015
           Bond                                              294                       -                     50,027
           Tax-Free Income                                     -                       -                          -
           Long-Term U.S. Govt. Bond                           1                       -                          -
           Intermediate U.S. Govt. Bond                   77,642                       -                     30,735

                                            Service Class Shares      Prime Class Shares
---------------------------------------------------------------------------------------------------------------------------
           Money Market                                 $366,211              $1,276,362

Affiliate NFS received payments (which are included in the total administrative fees) as follows:

                                                  CLASS A SHARES          CLASS B SHARES             CLASS D SHARES
---------------------------------------------------------------------------------------------------------------------------
           Millennium Growth                             $     2               $       -                  $       -
           Growth                                            232                       -                    379,629
           Fund                                            1,569                       -                    966,559
           Bond                                              222                       -                     41,483
           Tax-Free Income                                     -                       -                          -
           Long-Term U.S. Govt. Bond                           2                       -                          -
           Intermediate U.S. Govt. Bond                   76,457                       -                     23,877

                                            SERVICE CLASS SHARES      PRIME CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------
           Money Market                                 $306,622               $1,057,188


Pursuant to a Distributor Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their Class A and Class D shares and receives commissions in the form of a front-end sales charge. Such fees are deducted from and are not included in proceeds from sales of Class A and D shares of the Stock and Bond Funds. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of shares of the Fund. For the year ended October 31, 2000, the commissions were collected as follows:

                                                    CLASS A SHARES        CLASS D SHARES
------------------------------------------------------------------------------------------
           Millennium Growth                              $183,419              $ 31,154
           Growth                                          155,676               349,727
           Fund                                            565,212               580,267
           Bond                                             35,605                28,082
           Tax-Free Income                                  24,564                77,753
           Long-Term U.S. Govt. Bond                        13,115                 1,883
           Intermediate U.S. Govt. Bond                      8,256                 7,900

NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares, which may cause the current value of an account to fall below the total purchase payments made during the past five years. The CDSCs, if applicable, will be imposed or redemptions made within 6 years of the purchase. CDSCs collected on for the year ended October 31, 2000, on redemptions of Class B Shares were as follows:

                                                  CLASS B SHARES
--------------------------------------------------------------------------------
           Millennium Growth                            $ 29,934
           Growth                                        107,445
           Fund                                          445,655
           Bond                                           19,420
           Tax-Free Income                                54,421
           Long-Term U.S. Govt. Bond                      13,837
           Intermediate U.S. Govt. Bond                    7,510



                                 56 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

4. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit.

The average borrowings outstanding during the year (ended October 31, 2000) as follows:

                                                AVERAGE BORROWINGS      AVERAGE INTEREST
                                                       OUTSTANDING                  RATE
---------------------------------------------------------------------------------------------------------------------------
           Millennium Growth                               240,470                 6.90%
           Growth                                          355,780                 6.33%
           Fund                                            107,990                 6.70%
           Bond                                              8,774                 6.47%
           Tax-Free Income                                 296,188                 6.56%
           Intermediate U.S. Govt. Bond                      2,170                 7.12%
           Money Market                                     24,765                 5.97%

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government securities for the year ended October 31, 2000, are summarized as follows:

                                                                NON U.S. GOVERNMENT             U.S. GOVERNMENT
                                                                   SECURITIES                       SECURITIES
                                                         -------------------------------------------------------------------
                                                              PURCHASES           SALES       PURCHASES           SALES
----------------------------------------------------------------------------------------------------------------------------
Millennium Growth                                        $  139,555,311  $   92,327,478    $          -     $          -
Growth                                                    1,564,958,836   1,728,402,468               -                -
Fund                                                      1,973,857,582   2,421,118,131               -                -
Bond                                                         49,420,368      62,316,863      32,870,991       29,960,995
Tax-Free Income                                              15,309,879      42,489,924               -                -
Long-Term U.S. Govt. Bond                                             -               -      28,477,153       34,848,734
Intermediate U.S. Govt. Bond                                          -               -     116,873,835      105,387,047
Money Market                                                          -               -               -                -

Realized gains and losses have been computed on the first-in, first-out basis unless otherwise specified by VMF. Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $493,403, $2,004,092, $14,643,042, $0, $65,158, $0, $0, and $0 for the
Millennium Growth, Growth, Fund, Bond, Tax-Free Income, Intermediate U.S. Govt. Bond, and Money Market, respectively. Cost for federal income tax purposes differs from market value by net unrealized appreciation (depreciation) of securities as follows:

                                                                       GROSS                 GROSS                     NET
                                                                  UNREALIZED            UNREALIZED UNREALIZED APPRECIATION/
                                                                APPRECIATION        (DEPRECIATION)           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Millennium Growth                                              $   6,344,915      $    (5,568,903)      $        776,012
Growth                                                           170,987,714          (55,382,767)           115,604,947
Fund                                                             529,171,848         (129,829,419)           399,342,429
Bond                                                               1,077,571           (4,595,831)            (3,518,260)
Tax-Free Income                                                    7,020,169           (3,891,563)             3,128,606
Long-Term U.S. Govt. Bond                                            797,297              (52,260)               745,037
Intermediate U.S. Govt. Bond                                       1,827,112             (620,613)             1,206,499
Money Market                                                               -                    -                      -

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, 1.42% of Millennium Growth, 100% of Growth, and 100% of Fund income dividends and short-term capital gain distributions in the fiscal year ended October 31, 2000, qualify for the dividend received deductions for certain corporate shareholders.

$10,994,187 of the distributions paid by Tax-Free Income during the fiscal year ended October 31, 2000, are exempt from federal income tax.


                                 57 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

During the year ended October 31, 2000, the following Funds declared long term capital distributions of:

                                                                    LONG TERM
                                                        CAPITAL DISTRIBUTIONS

Millennium Growth                                            $       853,510
Growth                                                           131,888,156
Fund                                                             144,015,729
Long-Term U.S. Govt. Bond                                            530,772
Intermediate U.S. Govt. Bond                                         233,150

7. SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on December 14 and 15, 2000, the Board considered and approved the following transactions:

   (a) Approved the change in the principal underwriter of the Nationwide Mutual Funds from Nationwide Advisory Services, Inc. to Villanova Distribution Services, Inc. This change will occur as soon as practicable after all necessary regulatory approvals are received.
   (b) Approved the reorganization of Nationwide Long-Term U.S. Government Bond Fund into the Nationwide Intermediate U.S. Government Bond Fund subject to shareholder approval of the reorganization. If shareholders approve the transaction, substantially all of the assets and liabilities of the Nationwide Long-Term U.S. Government Bond Fund will be acquired by the Nationwide Intermediate U.S. Government Bond Fund in exchange for shares of the same class of the Nationwide Intermediate U.S. Government Bond Fund. It is anticipated that a shareholder meeting to address this issue will be held in February 2001.
   (c) Approved the addition of Class C shares for each of the Funds except Long-Term U.S. Government Bond and the Money Market Funds. These shares will be available for sale no earlier than March 1, 2001.

End of notes to financial statements.



                                 58 NATIONWIDE

                                                                         [PHOTO]
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF NATIONWIDE MUTUAL FUNDS:

   We have audited the accompanying statements of assets and liabilities of Nationwide Mutual Funds - Gartmore Millennium Growth Fund (formerly known as Nationwide Mid Cap Growth Fund), Nationwide Growth Fund, Nationwide Fund, Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Long-Term U.S. Government Bond Fund, Nationwide Intermediate U.S. Government Bond Fund and Nationwide Money Market Fund (the Funds), including the statements of investments, as of October 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds as of October 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
COLUMBUS, OHIO
DECEMBER 18, 2000



                                 59 NATIONWIDE

SHAREHOLDER MEETING
--------------------------------------------------------------------------------
                                   (UNAUDITED)

At the Annual Meeting of Shareholders of Nationwide Mutual Funds held on July 26, 2000, shareholders acted upon and approved the following matters:

                                   Proposal 1
                           Election of Twelve Trustees

                                                                                                     WITHHOLD
                                                                                                    AUTHORITY
            NAME                                                   FOR                            TO VOTE FOR
---------------------------------------------------------------------------------------------------------------------------

            Charles E. Allen                              1,210,772,374                            27,409,050
            Paula H. J. Cholmondeley                      1,210,595,553                            27,585,870
            C. Brent DeVore                               1,210,760,725                            27,420,699
            Robert M. Duncan                              1,210,511,422                            27,670,001
            Joseph J. Gasper                              1,208,526,105                            29,655,318
            Barbara Hennigar                              1,210,762,798                            27,418,626
            Paul J. Hondros                               1,210,374,609                            27,806,815
            Thomas J. Kerr IV                             1,210,723,620                            27,457,804
            Douglas F. Kridler                            1,210,285,022                            27,896,402
            Dimon R. McFerson                             1,207,073,052                            31,108,372
            Arden L. Shisler                              1,210,645,041                            27,536,382
            David C. Wetmore                              1,211,159,071                            27,022,352

                                   PROPOSAL 2

                 Ratification of Board of Trustees' Selection of
                       KPMG LLP AS TRUST'S AUDITORS FOR
                     THE FISCAL YEAR ENDED OCTOBER 31, 2000

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund*                           392,953                6,553                56,343                455,849
Growth Fund                                 29,420,887            1,083,286             1,765,968             32,270,141
Nationwide Fund                             41,708,118              652,212             1,616,954             43,977,284
Bond Fund                                    7,055,764               37,856               326,750              7,420,370
Tax-Free Income Fund                        10,875,825              151,369               764,561             11,791,755
Long-Term U.S. Government Bond Fund          1,504,410                3,959               112,030              1,620,399
Intermediate U.S. Government Bond Fund       8,570,166               41,535               158,603              8,770,304
Money Market Fund                        1,032,957,631           22,226,133            38,225,984          1,093,409,748
S&P 500 Index Fund                          14,589,716              178,031               620,230             15,387,977
Morley Capital Accumulation Fund             1,058,429                    -                     -              1,058,429
Morley Enhanced Income Fund                  1,109,538                    -                     -              1,109,538
Value Opportunities Fund                       106,180                    -                   785                106,965
High Yield Bond Fund                        10,485,743                    -                     -             10,485,743
Prestige Large Cap Value Fund                2,796,280                7,171                 8,362              2,811,813
Prestige Large Cap Growth Fund               2,875,424                1,973                19,391              2,896,788
Prestige Small Cap Fund                      1,953,699                3,087                 7,408              1,964,194
Prestige Balanced Fund                         729,593                   62                26,853                756,508

(*EFFECTIVE SEPTEMBER 1, 2000, KNOWN AS GARTMORE MILLENIUM GROWTH FUND.)

                                 60 NATIONWIDE

                                                                         [PHOTO]
SHAREHOLDER MEETING CONTINUED
--------------------------------------------------------------------------------
                                   (UNAUDITED)

                             PROPOSAL 2 (CONTINUED)

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund                  1,346,839                    -                 3,588              1,350,427
Small Cap Index Fund                             2,453                    -                     -                  2,453
International Index Fund                        12,881                    -                   998                 13,879
Bond Index Fund                                  4,777                    -                     -                  4,777
Mid Cap Market Index Fund                      501,087                    -                     -                501,087
Investor Destinations Aggressive Fund            3,000                    -                     -                  3,000
Investor Destinations Moderately
     Aggressive Fund                             3,000                    -                     -                  3,000
Investor Destinations Moderate Fund              3,000                    -                     -                  3,000
Investor Destinations Moderately
     Conservative Fund                           3,000                    -                     -                  3,000
Investor Destinations Conservative Fund          3,000                    -                     -                  3,000
All twenty-seven Funds                   1,170,073,393           24,393,227            43,714,808          1,238,181,428
                                         -------------           ----------            ----------          -------------

                                   PROPOSAL 3

                   Amend Funds' Fundamental Investment Policy
                             REGARDING MAKING LOANS

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund*                           375,987               16,820                63,043                455,850
Growth Fund                                 28,551,512            1,778,609             1,940,020             32,270,141
Nationwide Fund                             40,102,390            1,478,582             2,396,312             43,977,284
Bond Fund                                    6,787,801              160,879               471,689              7,420,369
Tax-Free Income Fund                        10,547,461              372,299               871,994             11,791,754
Long-Term U.S. Government Bond Fund          1,377,063              119,741               123,595              1,620,399
Intermediate U.S. Government Bond Fund       8,441,240              137,245               191,818              8,770,303
Money Market Fund                          956,063,318           65,224,840            72,121,589          1,093,409,747
S&P 500 Index Fund                          13,983,014              542,458               862,505             15,387,977
Morley Capital Accumulation Fund             1,058,429                    -                     -              1,058,429
Morley Enhanced Income Fund                  1,109,538                    -                     -              1,109,538
Value Opportunities Fund                       106,006                  174                   785                106,965
High Yield Bond Fund                        10,485,743                    -                     -             10,485,743
Prestige Large Cap Value Fund                2,791,352               16,766                 3,695              2,811,813
Prestige Large Cap Growth Fund               2,821,082               36,111                39,594              2,896,787
Prestige Small Cap Fund                      1,922,478               13,740                27,976              1,964,194
Prestige Balanced Fund                         715,642               13,503                27,363                756,508
Prestige International Fund                  1,343,753                1,065                 5,608              1,350,426
Small Cap Index Fund                             2,453                    -                     -                  2,453
International Index Fund                        12,679                  202                   998                 13,879
Bond Index Fund                                  4,777                    -                     -                  4,777
Mid Cap Market Index Fund                      501,087                    -                     -                501,087
Investor Destinations Aggressive Fund            3,000                    -                     -                  3,000

(*EFFECTIVE SEPTEMBER 1, 2000, KNOWN AS GARTMORE MILLENIUM GROWTH FUND.)


                                 61 NATIONWIDE

SHAREHOLDER MEETING CONTINUED
--------------------------------------------------------------------------------
                                   (UNAUDITED)

                             PROPOSAL 3 (CONTINUED)

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
--------------------------------------------------------------------------------------------------------------------------
Investor Destinations Moderately
     Aggressive Fund                             3,000                    -                     -                  3,000
Investor Destinations Moderate Fund              3,000                    -                     -                  3,000
Investor Destinations Moderately
     Conservative Fund                           3,000                    -                     -                  3,000
Investor Destinations Conservative Fund          3,000                    -                     -                  3,000

                                   PROPOSAL 4

                   Amend Funds' Fundamental Investment Policy
                REGARDING COMMODITIES AND COMMODITIES CONTRACTS

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund*                           379,182               13,861                62,806                455,849
Growth Fund                                 28,542,344            1,638,635             2,089,162             32,270,141
Nationwide Fund                             39,289,285            1,644,234             3,043,764             43,977,283
Bond Fund                                    6,170,904              164,483             1,084,982              7,420,369
Tax-Free Income Fund                        10,479,514              478,638               833,603             11,791,755
Long-Term U.S. Government Bond Fund          1,386,972              112,592               120,835              1,620,399
Intermediate U.S. Government Bond Fund       8,429,834              152,219               188,251              8,770,304
Money Market Fund                          973,840,489           42,036,083            77,533,175          1,093,409,747
S&P 500 Index Fund                          13,876,132              630,302               881,543             15,387,977
Morley Capital Accumulation Fund             1,058,429                    -                     -              1,058,429
Morley Enhanced Income Fund                  1,104,326                5,212                     -              1,109,538
Value Opportunities Fund                       106,006                  174                   785                106,965
High Yield Bond Fund                        10,485,743                    -                     -             10,485,743
Prestige Large Cap Value Fund                2,791,299               11,263                 9,252              2,811,814
Prestige Large Cap Growth Fund               2,839,384               16,564                40,839              2,896,787
Prestige Small Cap Fund                      1,926,237                8,290                29,667              1,964,194
Prestige Balanced Fund                         716,342               12,803                27,363                756,508
Prestige International Fund                  1,344,781                   37                 5,608              1,350,426
Small Cap Index Fund                             2,453                    -                     -                  2,453
International Index Fund                        12,679                  202                   998                 13,879
Bond Index Fund                                  4,777                    -                     -                  4,777
Mid Cap Market Index Fund                      501,087                    -                     -                501,087
Investor Destinations Aggressive Fund            3,000                    -                     -                  3,000
Investor Destinations Moderately
     Aggressive Fund                             3,000                    -                     -                  3,000
Investor Destinations Moderate Fund              3,000                    -                     -                  3,000
Investor Destinations Moderately
     Conservative Fund                           3,000                    -                     -                  3,000
Investor Destinations Conservative Fund          3,000                    -                     -                  3,000

(*EFFECTIVE SEPTEMBER 1, 2000, KNOWN AS GARTMORE MILLENIUM GROWTH FUND.)


                                 62 NATIONWIDE

                                                                         [PHOTO]
SHAREHOLDER MEETING CONTINUED
--------------------------------------------------------------------------------
                                   (UNAUDITED)

                                   PROPOSAL 5

                   Amend Funds' Fundamental Investment Policy
                             REGARDING REAL ESTATE

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund*                           380,287               12,717                62,845                455,849
Growth Fund                                 28,534,399            1,651,147             2,084,595             32,270,141
Nationwide Fund                             39,562,995            1,444,212             2,970,076             43,977,283
Bond Fund                                    6,233,322              173,419             1,013,629              7,420,370
Tax-Free Income Fund                        10,610,987              350,374               830,394             11,791,755
Long-Term U.S. Government Bond Fund          1,369,150              126,804               124,445              1,620,399
Intermediate U.S. Government Bond Fund       8,438,559              129,112               202,632              8,770,303
Money Market Fund                          977,242,954           40,976,067            75,190,726          1,093,409,747
S&P 500 Index Fund                          14,138,102              468,887               780,987             15,387,976
Morley Capital Accumulation Fund             1,058,429                    -                     -              1,058,429
Morley Enhanced Income Fund                  1,109,538                    -                     -              1,109,538
Value Opportunities Fund                       106,006                  174                   785                106,965
High Yield Bond Fund                        10,480,015                5,728                     -             10,485,743
Small Cap Index Fund                             2,453                    -                     -                  2,453
International Index Fund                        12,679                  202                   998                 13,879
Bond Index Fund                                  4,777                    -                     -                  4,777
Mid Cap Market Index Fund                      501,087                    -                     -                501,087

                                   PROPOSAL 6

                   Amend Funds' Fundamental Investment Policy
            REGARDING BORROWING MONEY AND ISSUING SENIOR SECURITIES

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
-------------------------------------------------------------------------------------------------------------------------
Prestige Cap Value Fund                      2,791,303               11,026                 9,485              2,811,814
Prestige Large Cap Growth Fund               2,838,704               17,429                40,654              2,896,787
Prestige Small Cap Fund                      1,919,026               15,571                29,597              1,964,194
Prestige Balanced Fund                         717,518               11,627                27,363                756,508
Prestige International Fund                  1,344,123                  695                 5,608              1,350,426

                                   PROPOSAL 7

                   Amend Funds' Fundamental Investment Policy
                           REGARDING DIVERSIFICATION

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
-------------------------------------------------------------------------------------------------------------------------
Morley Enhanced Income Fund                  1,109,538                    -                     -              1,109,538
Value Opportunities Fund                       106,006                  174                   785                106,965
High Yield Bond Fund                        10,485,743                    -                     -             10,485,743

(*EFFECTIVE SEPTEMBER 1, 2000, KNOWN AS GARTMORE MILLENIUM GROWTH FUND.)



                                 63 NATIONWIDE

SHAREHOLDER MEETING CONTINUED
--------------------------------------------------------------------------------
                                   (UNAUDITED)

                                  PROPOSAL 8

     Approve Funds' reclassification of the fundamental investment objective as non-fundamental of each of the
 Mid Cap Growth Fund*, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income
                                     Fund,
  Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund,
                               Money Market Fund,
  S&P 500 Index Fund, Prestige Large Cap Value Fund, Prestige Large Cap Growth
                         Fund, Prestige Small Cap Fund,
             Prestige Balanced Fund and Prestige International Fund

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund*                           375,208               16,521                64,120                455,849
Growth Fund                                 27,637,384            2,424,296             2,208,460             32,270,140
Nationwide Fund                             38,085,833            3,429,687             2,461,763             43,977,283
Bond Fund                                    6,034,347              888,242               497,781              7,420,370
Tax-Free Income Fund                        10,488,603              441,120               862,031             11,791,754
Long-Term U.S. Government Bond Fund          1,374,652              120,684               125,062              1,620,398
Intermediate U.S. Government Bond Fund       8,385,365              163,980               220,958              8,770,303
Money Market Fund                          932,517,780           89,174,748            71,717,219          1,093,409,747
S&P 500 Index Fund                          13,571,262              907,180               909,535             15,387,977
Prestige Large Cap Value Fund                2,790,327               17,180                 4,307              2,811,814
Prestige Large Cap Growth Fund               2,803,493               51,507                41,788              2,896,788
Prestige Small Cap Fund                      1,885,497               32,726                45,971              1,964,194
Prestige Balanced Fund                         715,399               13,566                27,543                756,508
Prestige International Fund                  1,345,421                  123                 4,883              1,350,427

                                   PROPOSAL 9

      Approve Funds' Amend Investment Advisory Agreement between the Trust, on behalf of the Mid Cap Growth Fund*, and Villanova Mutual Fund Capital Trust
             to increase the investment advisory fees for such Fund

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund*                           365,981               26,963                62,905                455,849

(*EFFECTIVE SEPTEMBER 1, 2000, KNOWN AS GARTMORE MILLENIUM GROWTH FUND.)


                                 64 NATIONWIDE

OFFICERS
Joseph J. Gasper - Chairman
Kevin S. Crossett - Secretary
Elizabeth A. Davin - Assistant Secretary
Alaina V. Metz - Assistant Secretary
Zita A. Resurreccion - Assistant Secretary
Michael A. Krulikowski - Assistant Secretary
Dina A. Tantra - Assistant Secretary
Gerald J. Holland - Treasurer
James F. Laird, Jr. - Assistant Treasurer
William J. Baltrus - Assistant Treasurer
Laurice A. Frysinger - Assistant Treasurer
Edwin P. McCausland - Assistant Treasurer
Bryan C. Haft - Assistant Treasurer
Mark R. Thresher - Assistant Treasurer

INVESTMENT ADVISOR
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, Pennsylvania 19428

TRANSFER AGENT
Nationwide Investor Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098

INDEPENDENT AUDITOR
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

TRUSTEES
Joseph J. Gasper
Chairman
Columbus, Ohio

Charles E. Allen
Detroit, Michigan

Paula H.J. Cholmondeley
Boston, Massachusetts

C. Brent Devore
Westerville, Ohio

Robert M. Duncan
Columbus, Ohio

Barbara Henningar
Englewood, Colorado

Paul J. Hondros
Conshohocken, Pennsylvania

Thomas J. Kerr, IV
Westerville, Ohio

Douglas F. Kridler
Columbus, Ohio

Dimon R. McFerson
Columbus, Ohio

Arden L. Shisler
Dayton, Ohio

David C. Wetmore
Reston, Virginia

This report is for the information of shareholders of the Nationwide Family of Funds. For more complete information regarding any of the mutual funds within the Nationwide Family of Funds, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send any money.

Nationwide is a registered Federal Service mark of the Nationwide Mutual Insurance Company.

ABOUT PERFORMANCE +
The performance of the funds, as reflected on pages 2-25, includes performance of their respective predecessor funds prior to reorganization. In addition, the performance of the class A and B shares prior to such date has been restated for sales charges but not for fees applicable to class A and B. The reorganization of the funds took place on May 11, 1998.
The predecessor to the Millennium Growth Fund was the Financial Horizons Investment Trust Growth Fund. The predecessor to the Long-Term U.S. Government Bond Fund was the Financial Horizons Investment Trust Government Bond Fund. The Nationwide Investing Foundation III funds were preceded by funds of the Nationwide Investing Foundation or Nationwide Investing Foundation II. Inception-to-date class-specific total returns can be found in the Financial Highlights, which start on page 39.

[PHOTO]                                                                     2000


A FOUNDATION OF STRONG PRINCIPLES
We built Villanova Capital on four core values:
- CLIENT FOCUS. As the stewards of our clients' assets, we must deliver on our promise to manage their assets in a manner consistent with their objectives. Thus, a growth portfolio must concentrate on growth only, just as a value or core equity portfolio must adhere strictly to its mandate.
- PEOPLE. We must attract and retain talented and committed professionals, and we must provide them with the best research and technology tools available to do their jobs well.
- PERFORMANCE. We must strive to produce competitive risk-adjusted results for our investors and work to ensure that our funds follow consistent, well-articulated and repeatable investment processes.
- INTEGRITY. We must uphold our pledge to maintain the highest level of integrity in all aspects of our business.

A Headquarters Rich in History, Renovated for the 21st Century
Photographs of Villanova Capital's Pennsylvania headquarters are found throughout this report. Villanova Capital is based in historic River Park, some 15 miles west of central Philadelphia, on the banks of the Schuylkill River.

We occupy three buildings in River Park, which, as recently as ten years ago, was the site of a working paper mill. The site's original mill was built in 1746 with financial assistance from Benjamin Franklin, who used paper from the mill to print currency for the 13 colonies during the American Revolution.

We worked closely with the property's developer to create a financial services center for the new millennium, while protecting the masonry and beams of the two-centuries-old buildings.


General Account Service and Exchanges:
1-800-848-0920

Fund Information
24 Hours a Day, 7 Days a Week:
1-800-637-0012

www.nationwidefunds.com


Nationwide(R)Family of Funds - offered by Villanova Capital through Nationwide Advisory Services

[ICON] NATIONWIDE                                               PRSRT STD
       FAMILY OF FUNDS                                         U S POSTAGE
                                                                  PAID
P.O. Box 1492                                                 CLEVELAND OH
Columbus, Ohio 43216-1492                                    PERMIT NO. 1702

October 2000
Annual Report

HS-402-12/00